              As filed with the Securities and Exchange Commission.

                                                `33 Act Registration No. 2-51911
                                               `40 Act Registration No. 811-2804

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D. C. 20549
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                      Post-Effective Amendment No. 47 [x]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 48
                         NATIONWIDE DC VARIABLE ACCOUNT
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus and Statement of Additional Information.

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date), pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date), pursuant to paragraph (a)(1) of Rule 485


--------------------------------------------------------------------------------

                                    1 of 161

                         NATIONWIDE DC VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4   ITEM                                                                                            PAGE
Part A  INFORMATION REQUIRED IN A PROSPECTUS
      Item    1. Cover page......................................................................        3
      Item    2. Definitions.....................................................................        5
      Item    3. Synopsis or Highlights..........................................................       14
      Item    4. Condensed Financial Information.................................................       13
      Item    5. General Description of Registrant, Depositor, and Portfolio Companies...........       15
      Item    6. Deductions and Expenses.........................................................       16
      Item    7. General Description of Variable Annuity Contracts...............................       19
      Item    8. Annuity Period..................................................................       22
      Item    9. Death Benefit...................................................................       25
      Item   10. Purchases and Contract Value....................................................       19
      Item   11. Redemptions.....................................................................       21
      Item   12. Taxes...........................................................................       25
      Item   13. Legal Proceedings...............................................................       27
      Item   14. Table of Contents of the Statement of Additional Information....................       33

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
      Item   15. Cover Page......................................................................       69
      Item   16. Table of Contents...............................................................       69
      Item   17. General Information and History.................................................       69
      Item   18. Services........................................................................       69
      Item   19. Purchase of Securities Being Offered............................................       70
      Item   20. Underwriters....................................................................       70
      Item   21. Calculation of Performance......................................................       70
      Item   22. Annuity Payments................................................................       71
      Item   23. Financial Statements............................................................       72

Part C  OTHER INFORMATION
      Item   24. Financial Statements and Exhibits...............................................      128
      Item   25. Directors and Officers of the Depositor.........................................      130
      Item   26. Persons Controlled by or Under Common Control with the Depositor or
                 Registrant......................................................................      132
      Item   27. Number of Contract Owners.......................................................      143
      Item   28. Indemnification.................................................................      143
      Item   29. Principal Underwriters..........................................................      143
      Item   30. Location of Accounts and Records................................................      145
      Item   31. Management Services.............................................................      145
      Item   32. Undertakings....................................................................      145



                                    2 of 161

                        NATIONWIDE LIFE INSURANCE COMPANY

                     Group Flexible Fund Retirement Contract

 Issued by Nationwide Life Insurance Company through its Nationwide DC Variable
                                     Account


                  The date of this prospectus is May 1, 1999.

--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

*    AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class


* American Century - Twentieth Century International Discovery Fund - Investor Class

*    American Century: Income & Growth - Investor Class


*    American Century: Twentieth Century Growth

*    American Century: Twentieth Century Select

*    American Century: Twentieth Century Ultra

*    Davis New York Venture Fund


*    Dreyfus Appreciation Fund, Inc.


*    Dreyfus Cash Management Fund - Class A


*    Dreyfus Premier Midcap Stock Fund - Class A


*    Dreyfus S&P 500 Index Fund

*    Dreyfus Third Century Fund, Inc.

*    Evergreen Income and Growth Fund (formerly Total Return Fund)


*    Federated Bond Fund - Class F


*    Federated U.S. Government Securities Fund: 2-5 Years: Institutional Shares


*    Fidelity Advisor Growth Opportunities Fund - Class A

*    Fidelity Advisor High Yield Fund - Class T


*    Fidelity Asset Manager(TM)

*    Fidelity Equity-Income Fund

*    Fidelity Growth & Income Fund Portfolio


*    INVESCO Dynamics Fund


*    INVESCO Industrial Income Fund (formerly Financial Industrial Income Fund,
     Inc.)


*    INVESCO Total Return Fund


*    Janus Fund

*    Janus Worldwide Fund

*    Massachusetts Investors Growth Stock Fund - Class A

*    MAS Funds Fixed Income Portfolio

*    MFS(R) Growth Opportunities Fund - Class A

*    MFS(R) High Income Fund - Class A

*    Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B

*    Nationwide(R) Bond Fund - Class D

*    Nationwide(R) Fund - Class D

*    Nationwide(R) Growth Fund - Class D

*    Nationwide(R) Money Market Fund


*    Nationwide S&P 500(R) Index Fund - Class Y

*    LifeDesigns Series


     - The Aggressive Portfolio

     - The Moderately Aggressive Portfolio

     - The Moderate Portfolio

     - The Moderately Conservative Portfolio

     - The Conservative Portfolio

*    Nationwide Separate Account Trust - Nationwide Small Company Fund

*    Neuberger Berman Guardian Fund, Inc.

*    Neuberger Berman Manhattan Fund, Inc.


*    Neuberger Berman Partners Trust

*    Oppenheimer Global Fund - Class A

*    Prestige Balanced Fund - Class Y

*    Prestige International Fund - Class Y

*    Prestige Large Cap Growth Fund - Class Y

*    Prestige Large Cap Value Fund - Class Y

*    Prestige Small Cap Fund - Class Y


*    Putnam Investors Fund - Class A

*    Putnam Voyager Fund - Class A

*    SEI Index Funds - S&P 500 Index Portfolio

*    Seligman Growth Fund, Inc. - Class A

*    Templeton Foreign Fund - Class I

*    T. Rowe Price International Stock Fund(R)

*    Warburg Pincus Emerging Growth Fund

                                    3 of 161

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

*   Fidelity Contrafund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER OCTOBER 30, 1997:

*   Fidelity Magellan(R) Fund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1994:

*   The Bond Fund of America(SM), Inc.

*   The Income Fund of America(R), Inc.

*   The Growth Fund of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACRTS ESTABLISHED ON OR AFTER AUGUST 1, 1993:

*     Delaware Group Decatur Fund, Inc. - Decatur Income Fund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1987:

*     Fidelity Capital & Income Fund (formerly Fidelity High Income Fund)


The Statement of Additional Information (May 1, 1999) which contains additional information about the contracts and the Nationwide DC Variable Account, is filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional information is on page 31.


For general information or to obtain FREE copies of the:

*     Statement of Additional Information

*     prospectus for any underlying mutual fund

*     required Nationwide forms,

call:    1-800-545-4730
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov
                                   -----------

Investors assume certain risks when investing in the contracts, including the possibility of losing money.


The contracts described in this prospectus are marketed primarily to public sector sponsors of non-qualified deferred compensation plans which qualify for tax treatment under Section 457 of the Internal Revenue Code. Many such public sector plan sponsors are members of national civic associations which provide assistance to member entities in establishing non-qualified deferred compensation plans and determining the investment options available under such plans. Acting on the recommendation of these associations, many plan sponsors have determined that their plans will permit investment in some, but not all, of the underlying mutual fund options of the variable account. In such cases, the offering prospectus for the variable account will reflect only those funds which the contract owner/plan sponsor has determined to be available under the plan.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    4 of 161

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GROUP FIXED CONTRACT- Nationwide's Group Fixed Fund Retirement contract or Group Fixed Tax Deferred Annuity contract.

INITIAL TRANSFER- The initial amount transferred by a contract owner from an investment product offered by a provider other than Nationwide. The initial transfer is the initial purchase payment under a contract.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT- An account established by Nationwide for each participant. All financial transactions affecting a participant under the contract, other than the purchase and payment of an annuity from the general account of Nationwide, are recorded in the participant's account.

PARTICIPANT EFFECTIVE DATE- The first date accumulation units are credited to the participant's account on behalf of the participant under the contract.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

RETIRED PARTICIPANT- A participant who is receiving payments according to the selected optional retirement income form.


VALUATION PERIOD- Each day the New York Stock Exchange is open.


VARIABLE ACCOUNT-Nationwide DC Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    5 of 161

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF CONTRACT EXPENSES......................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............6

EXAMPLE...........................................9

CONDENSED FINANCIAL INFORMATION..................11

FINANCIAL STATEMENTS.............................11

SYNOPSIS OF THE CONTRACTS........................12

NATIONWIDE LIFE INSURANCE COMPANY................13

NATIONWIDE INVESTMENT SERVICES CORPORATION.......13

INVESTING IN THE CONTRACT........................13
     The Variable Account and Underlying
        Mutual Funds

STANDARD ACCOUNT CHARGES AND
     DEDUCTIONS..................................14
     Contingent Deferred Sales Charge
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Premium Taxes

CONTRACT RIGHTS..................................16

OPERATION OF THE CONTRACT........................17
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Value of an Accumulation Unit
     Determining the Account Value
     Exchange Privilege
     Transfer Requests
     Experience Credits

MODIFICATION OF THE CONTRACT.....................19

CONTRACT SUSPENSION AND TERMINATION..............19

REDEMPTION OF PARTICIPANT ACCOUNTS...............19

RETIREMENT PERIOD................................20
     Additional Purchase Payment Before
        Beginning Retirement Income Payments
     Retirement Income Payments
     Election of Retirement Income Form and Date
     Retirement Income Forms
     Determination of Life Income Payments
     Alternate Assumed Investment Rate

DEATH OF PARTICIPANT.............................23
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS.......................23
     Contracts Issued under the New York Model Plan

STATEMENTS AND REPORTS...........................24

YEAR 2000 COMPLIANCE ISSUES......................24

LEGAL PROCEEDINGS................................25

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..26

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
      INFORMATION................................31

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
      FUNDS......................................32

APPENDIX B: CONDENSED FINANCIAL INFORMATION......42

                                    6 of 161

SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below may vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge
(as a percentage of purchase payments........5%

MAXIMUM PARTICIPANT ACCOUNT MAINTENANCE CHARGE....$50

MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSE FEE(1) (as a percentage of average account value)
 .................................0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

* premium taxes that may be imposed by the state in which the contract was issued; or

* deductions for management fees and other expenses made by the underlying mutual funds.

                                    7 of 161

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
       (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS AFTER EXPENSE
                                 REIMBURSEMENT)

   -------------------------------------------- -------------- ------------------ ----------- ------------------
                                                 Management          Other          12b-1       Total Mutual
                                                    Fees           Expenses          Fees           Fund
                                                                                                  Expenses
   -------------------------------------------- -------------- ------------------ ----------- ------------------

   AIM Equity Funds, Inc. - AIM Constellation       0.61%            0.05%          0.00%           0.66%
   Fund - Institutional Class
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   American Century - Twentieth Century             1.75%            0.00%          0.00%           1.75%
   International Discovery Fund, Inc. -
   Investor Class
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   American Century: Income & Growth -              0.62%            0.00%          0.00%           0.62%
   Investor Class
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   American Century: Twentieth Century Growth       1.00%            0.00%          0.00%           1.00%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   American Century: Twentieth Century Select       1.00%            0.00%          0.00%           1.00%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   American Century: Twentieth Century Ultra        1.00%            0.00%          0.00%           1.00%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   The Bond Fund of America(SM), Inc.               0.33%            0.10%          0.25%           0.68%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Davis New York Venture Fund, Inc.                0.57%            0.12%          0.20%           0.89%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Delaware Group Decatur Fund, Inc.-Decatur        0.49%            0.19%          0.00%           0.68%
   Income Fund
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Dreyfus Appreciation Fund, Inc.                  0.55%            0.32%          0.00%           0.87%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Dreyfus Premier Midcap Stock Fund - Class A      1.10%            0.00%          0.25%           1.35%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Dreyfus Cash Management - Class A                0.20%            0.00%          0.00%           0.20%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Dreyfus S&P 500 Index Fund                       0.25%            0.25%          0.00%           0.50%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Dreyfus Third Century Fund, Inc.                 0.75%            0.28%          0.00%           1.03%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Evergreen Income and Growth Fund (formerly       0.98%            0.29%          0.00%           1.27%
   Total Return Fund)
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Federated Bond Fund - Class F                    0.60%            0.48%          0.00%           1.08%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Federated U.S. Government Securities             0.39%            0.15%          0.00%           0.54%
   Fund:  2-5 Years - Institutional Shares
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Fidelity Advisor Growth Opportunities Fund       0.49%            0.31%          0.25%           1.05%
   - Class A
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Fidelity Advisor High Yield Fund - Class T       0.59%            0.25%          0.25%           1.09%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Fidelity Asset Manager(TM)                       0.55%            0.24%          0.00%           0.79%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Fidelity Capital & Income Fund (formerly         0.59%            0.26%          0.00%           0.85%
   Fidelity High Income Fund)
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Fidelity Contrafund                              0.48%            0.22%          0.00%           0.70%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Fidelity Equity-Income Fund                      0.47%            0.23%          0.00%           0.70%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Fidelity Growth & Income Portfolio               0.50%            0.23%          0.00%           0.73%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   Fidelity Magellan(R) Fund                        0.45%            0.21%          0.00%           0.66%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   The Growth Fund of America(R), Inc.              0.36%            0.10%          0.24%           0.70%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   The Income Fund of America(R), Inc.              0.28%            0.07%          0.24%           0.59%
   -------------------------------------------- -------------- ------------------ ----------- ------------------
   INVESCO Dynamics Fund                            0.56%            0.27%          0.25%           1.08%
   -------------------------------------------- -------------- ------------------ ----------- ------------------

                                    8 of 161

   -------------------------------------------- -------------- ------------------ ------------- -----------------
                                                 Management          Other           12b-1        Total Mutual
                                                    Fees           Expenses           Fees       Fund Expenses
   -------------------------------------------- -------------- ------------------ ------------- -----------------

   INVESCO Industrial Income Fund, Inc.            0.48%            0.22%           0.25%            0.95%
   (formerly Financial Industrial Income
   Fund, Inc.)
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   INVESCO Total Return Fund                       0.64%            0.22%           0.00%            0.86%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Janus Fund                                      0.65%            0.21%           0.00%            0.86%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Janus Worldwide Fund                            0.65%            0.30%           0.00%            0.95%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   LifeDesigns Series - The Aggressive             0.50%            0.00%           0.00%            0.50%
   Portfolio
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   LifeDesigns Series - The Conservative           0.50%            0.00%           0.00%            0.50%
   Portfolio
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   LifeDesigns Series - The Moderate Portfolio     0.50%            0.00%           0.00%            0.50%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   LifeDesigns Series - The Moderately             0.50%            0.00%           0.00%            0.50%
   Aggressive Portfolio
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   LifeDesigns Series - The Moderately             0.50%            0.00%           0.00%            0.50%
   Conservative Portfolio
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   MAS Funds Fixed Income Portfolio                0.37%            0.11%           0.00%            0.48%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Massachusetts Investors Growth Stock Fund       0.30%            0.21%           0.21%            0.72%
   - Class A
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   MFS(R) Growth Opportunities Fund - Class A      0.42%            0.26%           0.16%            0.84%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   MFS(R) High Income Fund - Class A               0.48%            0.28%           0.30%            1.06%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Morgan Stanley Institutional Fund, Inc. -       0.58%            0.22%           0.25%            1.05%
   Equity Growth Portfolio - Class B
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Nationwide(R) Bond Fund - Class D*              0.50%            0.29%           0.00%            0.79%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Nationwide(R) Fund - Class D*                   0.57%            0.15%           0.00%            0.72%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Nationwide(R) Growth Fund - Class D*            0.58%            0.20%           0.00%            0.78%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Nationwide(R) Money Market Fund*                0.40%            0.20%           0.00%            0.60%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Nationwide S&P 500(R) Index Fund - Class Y      0.13%            0.35%           0.00%            0.48%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   NSAT - Nationwide Small Company Fund            1.00%            0.11%           0.00%            1.11%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Neuberger Berman Guardian Fund, Inc.            0.70%            0.10%           0.00%            0.80%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Neuberger Berman Manhattan Fund, Inc.           0.79%            0.19%           0.00%            0.98%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Neuberger Berman Partners Trust                 0.86%            0.05%           0.00%            0.91%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Oppenheimer Global Fund - Class A               0.70%            0.25%           0.18%            1.13%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Prestige Balanced Fund - Class Y                0.25%            0.70%           0.00%            0.95%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Prestige International Fund - Class Y           0.43%            0.82%           0.00%            1.25%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Prestige Large Cap Growth Fund - Class Y        0.35%            0.70%           0.00%            1.05%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Prestige Large Cap Value Fund - Class Y         0.30%            0.70%           0.00%            1.00%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Prestige Small Cap Fund - Class Y               0.50%            0.70%           0.00%            1.20%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Putnam Investors Fund - Class A                 0.56%            0.19%           0.25%            1.00%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   Putnam Voyager Fund - Class A                   0.49%            0.28%           0.25%            1.02%
   -------------------------------------------- -------------- ------------------ ------------- -----------------
   SEI Index Funds -S&P 500 Index Portfolio        0.19%            0.06%           0.00%            0.25%
   -------------------------------------------- -------------- ------------------ ------------- -----------------

                                    9 of 161

   -------------------------------------------- -------------- ------------------ ------------- -------------------
                                                 Management          Other           12b-1         Total Mutual
                                                    Fees           Expenses           Fees        Fund Expenses
   -------------------------------------------- -------------- ------------------ ------------- -------------------
   Seligman Growth Fund, Inc. - Class A             0.70%            0.23%           0.23%            1.16%
   -------------------------------------------- -------------- ------------------ ------------- -------------------
   T. Rowe Price International Stock Fund(R)        0.67%            0.18%           0.00%            0.85%
   -------------------------------------------- -------------- ------------------ ------------- -------------------
   Templeton Foreign Fund  - Class I                0.61%            0.22%           0.25%            1.08%
   -------------------------------------------- -------------- ------------------ ------------- -------------------
   Warburg Pincus Emerging Growth Fund              0.90%            0.31%           0.00%            1.21%
   -------------------------------------------- -------------- ------------------ ------------- -------------------


On may 9, 1998, the assets of the Nationwide Bond Fund, Nationwide Growth Fund, and Nationwide Money Market Fund (the "Acquired Funds") were aquired by corresponding funds in an Ohio business trust in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable new fund (for the Nationwide Money Market Fund, shares will be issued without class designation) (the "Reorganization"). The Reorganization has previously been approved by shareholders of the Acuired Funds. Prior to the time of the Reorganization, the total underlying mutual fund annual expenses were 0.72% for the Nationwide Bond Fund, 0.60% for the Nationwide Fund, 0.64% for the Nationwide Growth Fund, and 0.59% for the Nationwide Moiney Market Fund.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

        -------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
        -------------------------------------------------------------------------------------------------------------------

        Federated Bond Fund - Class F                              0.75%          0.50%          0.00%          1.25%
        -------------------------------------------------------------------------------------------------------------------
        Federated U.S. Government Securities Fund: 2-5 Years       0.40%          0.40%          0.00%          0.80%
        - Institutional Shares
        -------------------------------------------------------------------------------------------------------------------
        INVESCO Industrial Income Fund, Inc. (formerly             0.51%          0.22%          0.25%          0.98%
        Financial Industrial Income Fund, Inc.), Inc.
        -------------------------------------------------------------------------------------------------------------------
        Janus Fund                                                 0.65%          0.22%          0.00%          0.87%
        -------------------------------------------------------------------------------------------------------------------
        Janus Worldwide Fund                                       0.65%          0.31%          0.00%          0.96%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide(R) Money Market Fund                            0.50%          0.14%          0.00%          0.64%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide S&P 500(R) Index Fund - Class Y                 0.13%          0.46%          0.00%          0.59%
        -------------------------------------------------------------------------------------------------------------------
        Prestige Balanced Fund - Class Y                           0.75%          0.70%          0.00%          1.45%
        -------------------------------------------------------------------------------------------------------------------
        Prestige International Fund - Class Y                      0.85%          0.82%          0.00%          1.67%
        -------------------------------------------------------------------------------------------------------------------
        Prestige Large Cap Growth Fund - Class Y                   0.80%          0.70%          0.00%          1.50%
        -------------------------------------------------------------------------------------------------------------------
        Prestige Large Cap Value Fund - Class Y                    0.75%          0.70%          0.00%          1.45%
        -------------------------------------------------------------------------------------------------------------------
        Prestige Small Cap Fund - Class Y                          0.95%          0.70%          0.00%          1.65%
        -------------------------------------------------------------------------------------------------------------------
        SEI Index Funds - S&P 500 Index Fund Portfolio             0.25%          0.30%          0.00%          0.55%
        -------------------------------------------------------------------------------------------------------------------
        Warburg Pincus Emerging Growth Fund                        0.90%          0.32%          0.00%          1.22%
        -------------------------------------------------------------------------------------------------------------------

                                   10 of 161

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum Variable Account Annual Expense Fee (0.95%). Deductions for premium taxes are not reflected but may apply. The example also reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.


--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract If you do not surrender your If you annuitize your contract
                               at the end of the applicable   contract at the end of the     at the end of the applicable
                                       time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM      67    103    141      248     17     53     91      198     17     53     91      198
Constellation Fund -
Institutional Class
--------------------------------------------------------------------------------------------------------------------------
American Century - Twentieth      78    137    199      364     28     87    149      314     28     87    149      314
Century International
Discovery Fund, Inc. -
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Income &        67    101    139      243     17     51     89      193     17     51     89      193
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       71    114    159      285     21     64    109      235     21     64    109      235
Century Growth
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       71    114    159      285     21     64    109      235     21     64    109      235
Century Select
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       71    114    159      285     21     64    109      235     21     64    109      235
Century Ultra
--------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),     67    103    142      250     17     53     92      200     17     53     92      200
Inc.
--------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund,      69    110    153      273     19     60    103      223     19     60    103      223
Inc.
--------------------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund,      67    103    142      250     17     53     92      200     17     53     92      200
Inc. - Decatur Income Fund
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,        69    109    152      271     19     59    102      221     19     59    102      221
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock      74    125    178      323     24     75    128      273     24     75    128      273
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management -         62     88    116      195     12     38     66      145     12     38     66      145
Class A
--------------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund        65     98    132      230     15     48     82      180     15     48     82      180
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund,       71    115    161      289     21     65    111      239     21     65    111      239
Inc.
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth       73    120    169      306     23     70    119      256     23     70    119      256
Fund (formerly Total Return
Fund)
--------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F     71    116    163      294     21     66    113      244     21     66    113      244
--------------------------------------------------------------------------------------------------------------------------


                                   11 of 161

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract If you do not surrender your If you annuitize your contract
                               at the end of the applicable   contract at the end of the     at the end of the applicable
                                       time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------

Federated U. S. Government        66     99    134      234     16     49     84      184     16     49     84      184
Securities Fund: 2-5 Years -
Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           71    115    162      291     21     65    112      241     21     65    112      241
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield       72    116    164      295     22     66    114      245     22     66    114      245
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)        68    107    148      262     18     57     98      212     18     57     98      212
--------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income         69    109    151      269     19     59    101      219     19     59    101      219
Fund (formerly Fidelity High
Income Fund)
--------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund               67    104    143      252     17     54     93      202     17     54     93      202
--------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund       67    104    143      252     17     54     93      202     17     54     93      202
--------------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income          68    105    145      256     18     55     95      206     18     55     95      206
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund         67    103    141      248     17     53     91      198     17     53     91      198
--------------------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R)    67    104    143      252     17     54     93      202     17     54     93      202
Inc.
--------------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R)     66    100    137      240     16     50     87      190     16     50     87      190
--------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund             71    116    163      294     21     66    113      244     21     66    113      244
--------------------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income         70    112    156      280     20     62    106      230     20     62    106      230
Fund, Inc. (formerly
Financial Industrial Income
Fund, Inc.)
--------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         69    109    152      270     19     59    102      220     19     59    102      220
--------------------------------------------------------------------------------------------------------------------------
Janus Fund                        69    109    152      270     19     59    102      220     19     59    102      220
--------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              70    112    156      280     20     62    106      230     20     62    106      230
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65     98    132      230     15     48     82      180     15     48     82      180
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65     98    132      230     15     48     82      180     15     48     82      180
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65     98    132      230     15     48     82      180     15     48     82      180
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65     98    132      230     15     48     82      180     15     48     82      180
Moderately Aggressive
Porfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65     98    132      230     15     48     82      180     15     48     82      180
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income            65     97    131      227     15     47     81      177     15     47     81      177
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors           68    105    144      254     18     55     94      204     18     55     94      204
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities       69    108    151      268     19     58    101      218     19     58    101      218
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund -         71    115    162      292     21     65    112      242     21     65    112      242
Class A
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional      71    115    162      291     21     65    112      241     21     65    112      241
Fund, Inc. -  Equity Growth
Portfolio - Class B
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund -         68    107    148      262     18     57     98      212     18     57     98      212
Class D
--------------------------------------------------------------------------------------------------------------------------

                                   12 of 161

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract If you do not surrender your If you annuitize your contract
                               at the end of the applicable   contract at the end of the     at the end of the applicable
                                       time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------

Nationwide(R) Fund - Class D       68    105    144      254     18     55     94      204     18     55     94      204
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -        68    107    147      261     18     57     97      211     18     57     97      211
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund    66    101    138      241     16     51     88      191     16     51     88      191
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index        65     97    131      227     15     47     81      177     15     47     81      177
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small            72    117    165      297     22     67    115      247     22     67    115      247
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian          68    107    148      263     18     57     98      213     18     57     98      213
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Manhattan         70    113    158      283     20     63    108      233     20     63    108      233
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners          70    111    154      275     20     61    104      225     20     61    104      225
Trust
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -          72    118    166      299     22     68    116      249     22     68    116      249
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -           70    112    156      280     20     62    106      230     20     62    106      230
Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund        73    121    172      312     23     71    122      262     23     71    122      262
- Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth          71    115    162      291     21     65    112      241     21     65    112      241
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value           71    114    159      285     21     64    109      235     21     64    109      235
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          73    120    170      307     23     70    120      257     23     70    120      257
Class Y
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -            71    114    159      285     21     64    109      235     21     64    109      235
Class A
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A      71    114    160      287     21     64    110      237     21     64    110      237
--------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500          63     90    118      201     13     40     68      151     13     40     68      151
Index Portfolio
--------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -       72    119    168      303     22     69    118      253     22     69    118      253
Class A
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International        69    109    151      269     19     59    101      219     19     59    101      219
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -           71    115    162      291     21     65    112      241     21     65    112      241
Class I
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging            73    120    170      308     23     70    120      258     23     70    120      258
Growth Fund
--------------------------------------------------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION
The accumulation unit value for each sub-account reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value for each class of the underlying mutual funds, please refer to Appendix B.


FINANCIAL STATEMENTS

Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

                                   13 of 161

SYNOPSIS OF THE CONTRACTS


Group Flexible Fund Retirement Contracts are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. The plans generally will qualify for favorable tax treatment under Sections 401, 403(b), or 457 of the Internal Revenue Code, but may also include other non-qualified deferred compensation plans. Contracts are issued only to employers who are exempt from taxation to fund deferred compensation plans. Employees generally are not subject to federal income tax on amounts deferred under these plans until distributions are received from the plan.

Plans established for the benefit of any organization that is exempt from federal income tax under Section 457 of the Internal Revenue Code with the exception of government plans, remain the sole property of the contract owner, subject to the claims of the contract owner's general creditors. Consequently, all amounts deferred to the plan, all income and property attributable to such amounts remain the property of the contract owner until such amounts are made available to participants in the plan or to the participants' beneficiaries.

Plans established after August 20, 1996 by a state, or any political subdivision of a state, must hold the assets and income of the plan in trust for the exclusive benefit of the participants and beneficiaries of the plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans in existence on August 20, 1996 must be amended prior to January 1, 1999 to satisfy these trust and exclusive benefit requirements to continue to receive favorable tax treatment.

For these Plans, Nationwide issues a single group contract to the contract owner, covering all present and future participating employees. Nationwide provides a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate sets forth the benefits to which the recipient is entitled. And if legally required, Nationwide provides a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contracts. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contracts strive to provide each participant with:

* an initial retirement income payment, reflecting cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years), and

* subsequent retirement income payments which will vary with the cost of living changes during his or her retired lifetime.

Nationwide will apply purchase rates set forth in the contracts to accumulated amounts in participant accounts. These accumulated amounts reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participants' retirement income payments are directly affected by their investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

                                   14 of 161

MINIMUM PURCHASE PAYMENTS

Purchase payments made at any time by or on behalf of any participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contracts. However Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of:

     (1)  5% of the amount surrendered; or

     (2) 5% of the total of all purchase payments made before the surrender date.


Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum of 0.95% of average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. This fee is negotiable and varies from contract to contract to reflect unique plan characteristics.

The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitzation date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").


TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the "Nationwide Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 10, 1974 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not

                                   15 of 161
chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

STANDARD ACCOUNT CHARGES AND DEDUCTIONS


The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a renegotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-

                                   16 of 161
negotiation. In other words, the charges and fees of a renegotiated contract may decrease, but under no circumstances will they increase.


CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shorfall from its general account.

If part or all of the contract value representing participant accounts that have been established under the contract and held in the variable account for less than 16 years is surrendered, a CDSC, when it is applicable, can be assessed by Nationwide. The CDSC will not exceed the lesser of:

     1) 5% of the total of all purchase payments made on behalf of the surrendering participant or the withdrawing contract owner before the date of the surrender request; or

     2)   5% of the amount surrendered.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.


When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced marketing expenses.

No CDSC will be assessed against distributions paid as:

  -    any life income payment option;

  - designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of benefit payments; and

  -    a single-sum or periodic payment resulting from a participant's death.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last

                                   17 of 161
participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE VARIABLE ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to an maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

   1)    plan size;

   2)    the number of eligible employees;

   3)    the number of plan participants;

   4)    demographics of the plan participants;

   5)    general economic conditions;

   6) the varying costs associated with the underlying mutual funds that are offered in the contract;

   7)    the type of contract (e.g. allocated vs. unallocated);

   8)    distribution costs;

   9)    any recovery of credits on initial transfers; and

   10)   other factors Nationwide deems relevant.


PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)   the time the contract is surrendered;

(2)   annuitization; or

(3)   such earlier date as Nationwide becomes subject to premium taxes.


CONTRACTS RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned.

                                   18 of 161

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the participant will be informed of the reason for the delay. The purchase payment will be returned unless the participant specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced on the following nationally recognized holidays:

*     New Year's Day                *     Independence Day

*     Martin Luther King, Jr. Day   *     Labor Day

*     Presidents Day                *     Thanksgiving

*     Good Friday                   *     Christmas

*     Memorial Day

When permissible under state insurance law, Nationwide may credit up to 8% of an initial transfer into the contract. An initial transfer is the amount transferred into the contract from a non-Nationwide investment product. It serves as the initial purchase payment under the contract. This credit will reimburse the contract owner for any exit penalty assessed by the previous provider. Nationwide will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.


ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.


VALUE OF AN ACCUMULATION UNIT

Purchase payments or transfers are allocated to the sub-account in the form of accumulation units. Nationwide calculates accumulation unit values each day the New York Stock Exchange is open for trading.

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by a net investment factor.

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The net investment factor is calculated by dividing (a) by (b), and then subtracting (c) from the result, where:


     (a)  is the net of:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     (c) is a factor representing the daily Variable Account Annual Expense Fee, as negotiated under the contract.

Based on the net investment factor, the value of an accumulation unit may increase or decrease from valuation period to valuation period. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction of variable account charges.


DETERMINING THE ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. If the contract owner elects an exchange privilege, there is no charge for exchanges.


TRANSFER REQUESTS

In addition to submitting exchange requests in writing, the participant also may make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine. Nationwide's failure to follow these procedures will result in its liability for fraudulent or unauthorized transfers. However, Nationwide will not be liable for following telephone or internet instructions that it reasonably believed to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

If Nationwide receives the transfer request before the end of a valuation date, the transfer will receive the accumulation unit values of that date. However, if Nationwide receives the transfer request after the close of business on a valuation date, the transfer will receive the next valuation date's accumulation unit value.


For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed


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Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund
Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased, if negotiated, upon notice to the contract owner:

  *    Contingent Deferred Sales Charge

  *    Participant Account Maintenance Charge

  *    Variable Account Annual Expense Fee

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

     a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan;

     b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay the contract owner the value of the contract, in accordance with the terms of the contract. This amount is subject to applicable charges including CDSC.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before retirement income payments begin under Option B1 or B2. A partial redemption will not affect requirements to make future purchase payments.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to


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Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under the contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

     (1)  the New York Stock Exchange is closed;

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

     (4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase retirement income payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before retirement income payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

Nationwide is obligated to make payments under a variable payment annuity. However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract funded by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the

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applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

1)   payments for a designated period;

2)   payments of a designated amount;

3)   life income with payment certain; or

4)   joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for retirement income payments to begin on the date and under the retirement options set forth in the plan. At least one month before retirement income payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $3,500, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

Amount and Period Certain Options

     OPTION A1: PAYMENTS FOR A DESIGNATED PERIOD

     Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

     (a)  is the accumulation unit value on the day the payment is made; and

     (b) is the number of accumulation units applied under this option divided by the number of payments selected.

     Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

     If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

     OPTION A2: PAYMENTS OF A DESIGNATED AMOUNT

     Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

Life Income Options

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of retirement income payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.


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Life income options are based on:

*    the mortality tables specified in the contract;

*    the adjusted age of the retired participant;

*    the type of retirement income payment option(s) selected; and

* in the case of variable payments, the investment performance of the specific sub-accounts elected.

     OPTION B1: LIFE INCOME WITH PAYMENT CERTAIN

     Payments will be made at least annually during a participant's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the participant dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

     OPTION B2: JOINT AND SURVIVOR LIFE INCOME

     Payments will be made monthly during the joint lifetime of a designated annuitant and a named beneficiary Payments will be made as long as either of the two is living. If the annuitant predeceases the designated annuitant, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the participant, payments will continue at 100% to the designated annuitant.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of retirement income payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

First Year Payments

To determine the payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate). This payment amount will remain level throughout the year.

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are


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allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Subsequent Years' Payments

On each anniversary of the beginning of the retirement income payments, the next year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made.

ALTERNATE ASSUMED INVESTMENT RATE

A 3.5% per annum assumed investment rate is built into the purchase rate basis in the contracts. If not prohibited by law, a contract owner may, at contract issuance, elect an alternate assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of retirement income payments. A higher assumption would mean a higher initial payment but more slowly rising or rapidly falling subsequent payments. A lower assumption would have the opposite effect.

The contract aims to provide level payments when the economy is relatively stable. Higher payments should reflect only increased investment results from inflation or increased productivity. The success of this goal depends on the validity of the assumption that the net investment result equals the assumed investment rate during stable economic periods.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning retirement income payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

1)   receives and verifies the participant's death; and

2)   verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

1)   as a lump sum; or

2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement income payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.


FEDERAL TAX CONSIDERATIONS

Consult a financial adviser, legal counsel or tax adviser to discuss in detail the taxation and the use of the contracts.


Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. The contracts are treated as a trust


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under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

* References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

* The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated.

* All references to Life Retirement Income Forms A1, A2, B1 and B2 throughout this prospectus shall mean Option 1, Option 2, Option 3, and Option 4, respectively.

* All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.


STATEMENTS AND REPORTS

Semi-annually, Nationwide (or a designee) will provide each participant a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity for the variable account.

Additionally, each participant and retired participant will receive periodic reports on the value of his or her account.

Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999.

Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999. Nationwide has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant.

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As of the end of July 1998, Nationwide has renovated 97% of all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. Nationwide expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, Nationwide anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken if Nationwide's renovation and replacement strategies fall behind schedule.

Nationwide is also completing an inventory and assessment of all vendor products. As of the end of July 1998, 83% of products had been assessed and 69% were Year 2000 compliant. Nationwide is certifying that each vendor product is Year 2000 compliant. At the end of July 1998, 24% of vendor products that were identified as Year 2000 compliant had been certified. Nationwide anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that cannot be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, Nationwide is working with all business partners to assess Year 2000 issues associated with the exchange of electronic data. Nationwide has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. Nationwide has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first six months of 1998 include approximately $45 million and $22.6 million, respectively, for technology projects, including costs related to Year 2000. In the second half of 1998, Nationwide anticipates spending an amount comparable to expense for the first half of 1998. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in this lawsuit seeks to represent a national class of Nationwide policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). These plaintiffs seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract

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and the other who was the owner of a variable annuity contract, brought an action in a Texas federal court against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners who they claim were misled when purchasing these variable contracts. Plaintiffs alleged the purchasers were led to believe that the performance of an underlying mutual fund managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a public mutual fund, also managed by American Century. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed their motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund, NSAT - Money Market Fund, and the Dreyfus Cash Management Fund - Class A. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     *    precious metals;

     *    real estate;

     *    stocks and bonds;

     *    closed-end funds;

     *    bank money market deposit accounts and passbook savings;

     *    CDs; and

     *    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     *    S&P 500;

     *    Shearson/Lehman Intermediate Government/Corporate Bond Index;

     *    Shearson/Lehman Long-Term Government/Corporate Bond Index;

     *    Donoghue Money Fund Average;

     *    U.S. Treasury Note Index;

     *    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones

     *    Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     *    Lipper Analytical Services, Inc.,

     *    CDA/Wiesenberger,

     *    Morningstar,

     *    Donoghue's,

     *    magazines such as:

                                   28 of 161

        Money;

        Forbes;

        Kiplinger's Personal Finance Magazine;

        Financial World

        Consumer Reports

        Business Week;

        Time;

        Newsweek;

        National Underwriter;

        News and World Report;

  * LIMRA;

  * Value;

  * Best's Agent Guide;

  * Western Annuity Guide;

  * Comparative Annuity Reports;

  * Wall Street Journal;

  * Barron's;

  * Investor's Daily;

  * Standard & Poor's Outlook; and

  * Variable Annuity Research & Data Service (The VARDS Report)

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of all charges made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1997. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                                       27

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                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN MONEY MARKET FUNDS

========================================= ========================================= ========================================
                                                       CURRENT YIELD                            EFFECTIVE YIELD
             SERIES OPTIONS                        PERIOD ENDING 12/31/97                   PERIOD ENDING 12/31/97
========================================= ========================================= ========================================
Dreyfus Cash Management Fund - Class A                     3.83%                                     3.90%
----------------------------------------- ----------------------------------------- ----------------------------------------
Nationwide(R) Money Market Fund                            4.23%                                     4.32%
----------------------------------------- ----------------------------------------- ----------------------------------------
Nationwide Separate Account Trust-                         4.40%                                     4.50%
Money Market Fund
----------------------------------------- ----------------------------------------- ----------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN OTHER THAN MONEY MARKET FUNDS

======================================================= ================ ================ ================== ===============
                                                                                                              10 YEARS OR
                                                                                                               DATE FUND
                                                                                                              AVAILABLE IN
                                                                                                                VARIABLE
                                                            1 YEAR           3 YEARS           5 YEARS          ACCOUNT
                    SERIES OPTIONS                        TO 12/31/97      TO 12/31/97       TO 12/31/97      TO 12/31/97
======================================================= ================ ================ ================== ===============
AIM  Equity  Funds,  Inc. - AIM  Constellation  Fund -       5.87%           18.23%            13.78%            18.65%
Institutional Class
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
American Century: Twentieth Century Growth                  21.56%           17.76%             9.67%            13.21%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
American Century: Twentieth Century Select                  24.44%           20.99%            12.25%            12.36%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
American Century: Twentieth Century Ultra                   15.47%           21.01%            14.89%            19.91%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
The Bond Fund of America(SM), Inc.                             1.70%            7.47%             5.18%            7.36%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Davis New York Venture Fund, Inc.                           25.91%           30.08%            19.37%            19.12%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund       22.23%           24.24%            16.09%            12.70%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Dreyfus S&P 500 Index Fund                                  25.33%           27.13%            16.72%            13.11%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Dreyfus Third Century Fund, Inc.                            21.65%           26.31%            13.22%            14.02%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Evergreen Income and Growth Fund                            17.90%           17.01%            10.07%            9.93%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Federated U.S.  Government  Securities Fund: 2-5 Years      -0.38%            4.08%             2.45%            5.02%
- Institutional Shares
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Asset Manager(TM)                                  14.62%           13.95%            10.39%            11.37%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Capital & Income Fund                               7.12%           10.49%             9.18%            9.57%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Contrafund                                         15.34%           23.45%            16.82%            21.07%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Equity-Income Fund                                 22.26%           24.03%            17.47%            14.46%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Growth & Income Portfolio                          22.44%           24.90%            18.09%            17.70%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Magellan(R) Fund                                   18.90%           21.09%            15.97%            16.83%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
The Growth Fund of America(R), Inc.                         19.16%           20.10%            13.76%            14.52%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
The Income Fund of America(R), Inc.                         14.51%           18.45%            12.09%            11.88%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
INVESCO Industrial Income Fund, Inc.                        18.75%           19.84%            13.12%            14.82%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Janus Fund                                                  15.06%           20.31%            12.81%            16.30%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
MAS Funds Fixed Income Portfolio                             2.07%            8.09%             5.41%            7.54%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Massachusetts Investors Growth Stock Fund - Class A         40.25%           29.19%            17.07%            15.89%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
MFS(R) Growth Opportunities Fund - Class A                  15.62%           22.94%            14.67%            12.52%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
MFS(R) High Income Fund - Class A                            5.28%           10.40%             8.54%            8.23%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Nationwide(R) Bond Fund - Class D                            1.77%            7.46%             3.72%            6.21%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Nationwide(R) Fund - Class D                                31.81%           27.54%            16.29%            15.48%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------

                                       28

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

======================================================= ================ ================ ================== ===============
                                                                                                              10 YEARS OR
                                                                                                               DATE FUND
                                                                                                              AVAILABLE IN
                                                                                                                VARIABLE
                                                            1 YEAR           3 YEARS           5 YEARS          ACCOUNT
                    SERIES OPTIONS                        TO 12/31/97      TO 12/31/97       TO 12/31/97      TO 12/31/97
======================================================= ================ ================ ================== ===============
Nationwide(R) Growth Fund - Class D                         18.54%           20.21%            13.47%            12.73%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Neuberger Berman Guardian Fund, Inc.                        10.32%           18.93%            13.21%            15.40%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Neuberger Berman Partners Fund, Inc.                        21.51%           26.95%            17.51%            14.97%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Neuberger Berman Manhattan Fund, Inc.                       21.48%           19.39%            11.48%            14.10%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Putnam Investors Fund - Class A                             26.72%           27.52%            17.82%            15.19%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Putnam Voyager Fund - Class A                               18.29%           22.34%            15.95%            16.95%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
SEI Index Funds-S&P 500 Index Portfolio                     25.32%           27.43%            17.04%            15.53%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Seligman Growth Fund, Inc. - Class A                        10.49%           18.95%            10.38%            12.51%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Strong Common Stock Fund, Inc.                              16.35%           22.03%            16.95%            19.18%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
T. Rowe Price International Stock Fund(R)                   -4.77%            6.02%            10.18%             8.30%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Templeton Foreign Fund - Class I                            -0.86%            8.01%            11.08%            10.30%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------

NON-STANDARDIZED AVERAGE TOTAL ANNUAL RETURN

(The total return figures shown below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable Contingent Deferred Sales Charges)

======================================================= ================ ================ ================== ===============

                                                                                                                10 YEARS
                                                            1 YEAR           3 YEARS           5 YEARS        TO 12/31/97
                    SERIES OPTIONS                        TO 12/31/97      TO 12/31/97       TO 12/31/97       OR LIFE OF
                                                                                                                  FUND
======================================================= ================ ================ ================== ===============
AIM Equity Funds, Inc. - AIM Constellation Fund -           12.37%           20.60%            15.56%            19.51%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
American Century: Twentieth Century Growth                  28.06%           20.26%            11.77%            14.29%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
American Century: Twentieth Century Select                  30.94%           23.39%            14.22%            13.50%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
American Century: Twentieth Century Ultra                   21.97%           23.33%            16.66%            20.74%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
The Bond Fund of America(SM), Inc.                             8.20%           10.23%             7.34%            8.71%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Davis New York Venture Fund, Inc.                           32.41%           32.21%            21.07%            20.04%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund       28.73%           26.52%            17.88%            13.89%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Dreyfus S&P 500 Index Fund                                  31.83%           29.33%            18.54%            14.60%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Dreyfus Third Century Fund, Inc.                            28.15%           28.52%            15.20%            15.09%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Evergreen Income and Growth Fund                            24.40%           19.51%            12.09%            11.21%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Federated U.S.  Government  Securities Fund: 2-5 Years       6.12%            6.99%             4.76%            6.51%
- Institutional Shares
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Asset Manager(TM)                                  21.12%           16.54%            12.33%            12.63%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Capital & Income Fund                              13.62%           13.18%            11.13%            10.90%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Contrafund                                         21.84%           25.71%            18.54%            21.86%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Equity-Income Fund                                 28.76%           26.31%            19.18%            15.58%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Growth & Income Portfolio                          28.94%           27.15%            19.78%            18.65%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Fidelity Magellan(R) Fund                                   25.40%           23.42%            17.69%            17.76%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
The Growth Fund of America(R), Inc.                         25.66%           22.49%            15.61%            15.55%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
The Income Fund of America(R), Inc.                         21.01%           20.87%            14.00%            13.05%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------

                                       29

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

======================================================= ================ ================ ================== ===============

                                                                                                                10 YEARS
                                                            1 YEAR           3 YEARS           5 YEARS        TO 12/31/97
                    SERIES OPTIONS                        TO 12/31/97      TO 12/31/97       TO 12/31/97       OR LIFE OF
                                                                                                                  FUND
======================================================= ================ ================ ================== ===============
INVESCO Industrial Income Fund, Inc.                        25.25%           22.24%            15.00%            15.83%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Janus Fund                                                  21.56%           22.68%            14.71%            17.22%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
MAS Funds Fixed Income Portfolio                             8.57%           10.83%             7.56%             8.88%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Massachusetts Investors Growth Stock Fund - Class A         46.75%           31.43%            18.92%            16.98%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
MFS(R) Growth Opportunities Fund - Class A                  22.12%           25.23%            16.50%            13.71%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
MFS(R) High Income Fund - Class A                           11.78%           13.08%            10.53%             9.66%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Nationwide(R) Bond Fund - Class D                            8.27%           10.20%             5.97%             7.62%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Nationwide(R) Fund - Class D                                38.31%           29.78%            18.16%            16.52%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Nationwide(R) Growth Fund - Class D                         25.04%           22.60%            15.35%            13.87%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Neuberger Berman Guardian Fund, Inc.                        16.82%           21.31%            15.05%            16.37%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Neuberger Berman Manhattan Fund, Inc.                       27.98%           21.80%            13.46%            15.13%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Putnam Investors Fund - Class A                             33.22%           29.72%            19.57%            16.29%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Putnam Voyager Fund - Class A                               24.79%           24.63%            17.70%            17.92%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
SEI Index Funds-S&P 500 Index Portfolio                     31.82%           29.63%            18.84%            16.58%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Seligman Growth Fund, Inc. - Class A                        16.99%           21.34%            12.40%            13.64%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
T. Rowe Price International Stock Fund(R)                    1.73%            8.85%            11.96%             9.57%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------
Templeton Foreign Fund - Class I                             5.64%           10.78%            12.86%            11.45%
------------------------------------------------------- ---------------- ---------------- ------------------ ---------------



Performance summary information is not available for the following underlying mutual funds because they were first made available in November 1998: American Century -Twentieth Century International Discovery Fund; Dreyfus Capital Appreciation Fund, Inc.; Dreyfus Premier Midcap Stock Fund; Federated Bond Fund; Fidelity Advisor Growth Opportunities Fund; Fidelity Advisor high Yield Fund; INVESCO Dynamics Fund; INVESCO Total Return Fund; Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B; Nationwide S&P 500(R) Index Fund; Neuberger Berman Partners Trust; Oppenheimer Global Fund - Class A; Prestige Balanced Fund - Class Y; Prestige International Fund - Class Y; Prestige Large Cap Growth Fund - Class Y; Prestige Large Cap Value Fund - Class Y; Prestige Small Cap Fund - Class Y.

Performance summary information is not available for the following underlying mutual funds because they were first made available in January 1998: Janus Worldwide Fund; LifeDesign Series - The Moderately Aggressive Portfolio; LifeDesign Series - The Moderate Portfolio; LifeDesign Series - The Moderately Conservative Portfolio; LifeDesign Series - The Conservative Portfolio; Nationwide Separate Account Trust - Nationwide Small Company Fund; Warburg Pincus Emerging Growth Fund.


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



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4

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


APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS



A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE WHEN THE CONTRACTS ARE ISSUED TO 457 DEFERRED COMPENSATION PLANS.

AIM EQUITY INDEX FUNDS, INC. - AIM CONSTELLATION FUND - INSTITUTIONAL CLASS

The investment objective of the Fund is to provide capital appreciation primarily through investments in common stocks with emphasis on medium -sized and smaller emerging growth companies AIM Advisers, Inc. serves as the Fund's investment adviser.


AMERICAN CENTURY - TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND - INVESTOR
CLASS

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. Due to the significant risks associated with the Fund's investment strategy, an investment in the Fund may not be appropriate for all investors. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY:  INCOME & GROWTH - INVESTOR CLASS GROWTH

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.


AMERICAN CENTURY:  TWENTIETH CENTURY GROWTH

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY:  TWENTIETH CENTURY SELECT

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. Common stocks chosen must have a record of paying or having committed themselves to the payment of regular cash dividends, but growth is the primary consideration, and the dividends may not be significant. American Century Investment Management, Inc. serves as the Fund's investment adviser.

                                   34 of 161

AMERICAN CENTURY:  TWENTIETH CENTURY ULTRA

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DAVIS NEW YORK VENTURE FUND, INC.

The investment objective of the Fund is growth of capital. It invests primarily in common stocks, and securities convertible into common stocks. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the business involved and general changes in the equity markets. It invests in securities of foreign issuers, which involve special risk factors, and may hedge currency fluctuation risks related thereto. Davis Selected Advisers, L.P., serves as the Fund's investment adviser.


DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.


DREYSFUS CASH MANAGEMENT FUND - CLASS A

The investment objective of the Fund is to privode investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation serves as the Fund's investment adviser.


DREYFUS PREMIER MIDCAP STOCK FUND - CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.


DREYFUS S&P 500 INDEX FUND

The Fund's objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS THIRD CENTURY FUND, INC.

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND (FORMERLY EVERGREEN TOTAL RETURN FUND)

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.


FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the


                                       33

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


Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Advisers serves as the Fund's investment adviser.


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.


FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.


FIDELITY ASSET MANAGER(TM)

The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.


INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser


INVESCO INDUSTRIAL INCOME FUND, INC.(FORMERLY FINANCIAL INDUSTRIAL INCOME FUND, INC.)

The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.


INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into


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                                   36 of 161
common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.


JANUS FUND

The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND

The investment objective of the Fund is long-term growth of capital in a manner consistent with preservation of capital The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country or organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.


LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.


     - THE AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment adviser.

     - THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in fixed income securities ("Bond Funds"). This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

     - THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

                                   37 of 161

     - THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.


     - THE CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract and Bond Funds, with a smaller investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller Anderson & Sherrerd, L.L.P. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY MFS(R) CAPITAL DEVELOPMENT FUND)

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

                                   38 of 161

MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Portfolio's investment adviser.


NATIONWIDE(R) BOND FUND - CLASS D

The invesment objective of the Fund is to seek as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.


NATIONWIDE S&P 500(R) INDEX FUND - CLASS Y

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

The investment objective of the Fund is long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc., were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the Fund's adviser, Nationwide Advisory Services, Inc., hopes to increase prospects for investment return and to reduce market risk and volatility.

NEUBERGER BERMAN GUARDIAN FUND, INC.

The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman

                                   39 of 161

Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN MANHATTAN FUND, INC.

The Fund seeks capital appreciation without regard to income. It invests, through its corresponding Portfolio, in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market. Its aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.


NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management, Inc. serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS Y

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS Y

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

                                   40 of 161

PRESTIGE LARGE CAP GROWTH FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS Y

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.


PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S&P 500 INDEX PORTFOLIO

The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most

                                   41 of 161
of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.
J. & W. Seligman & Co., Incorporated serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS I

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND

The investment objective of the Fund is maximum capital appreciation by investing in equity securities of small-to-medium sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.

                                   42 of 161

THE GROWTH FUND OF AMERICA(R), INC.

The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.

The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC.-DECATUR INCOME FUND

The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND (FORMERLY FIDELITY HIGH INCOME FUND)

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

Effective on and after May 1, 1991, Nationwide shall no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account. However, contract values held in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account as of May 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participants directs Nationwide to invest in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund sub-account.

Nationwide has determined that further investment in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the variable account which were purchased from February 1, 1991 to May 1, 1991 shall be paid by Nationwide from surplus and shall not be paid, directly or indirectly, by contract owners, participants or the variable account.

                                   43 of 161

APPENDIX B

The information shown below illustrates different accumulation unit values for each tier (current as of December 31 of the preceding year.) Additional information is maintained in the Statement of Additional Information for this prospectus. A Statement of Additional Information, as well as specific information concerning the accumulation unit values for any particular plan, may be obtained by calling 1-800-545-4730 or by writing to P.O.Box 16766, Columbus, Ohio 43216.


                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

TIER I*
VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.95%

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    AIM Equity Funds, Inc.-            2.055366              2.309709               4,142,513             1997
                                ----------------------- -------------------- ----------------------- ----------------
    AIM Constellation Fund -           1.776138              2.055366               6,309,167             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Institutional Class                1.316836              1.776138               3,214,050             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.305850              1.316836               1,607,538             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.120568              1.305850               1,341,351             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.120568                       0             1992
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    American Century:                  4.562802              5.842997              23,886,079             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Twentieth Century                  4.005400              4.562802              12,224,812             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Growth                             3.359891              4.005400              37,335,163             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.443124              3.359891              41,134,943             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.350122              3.443124              51,977,134             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.533694              3.350122              58,356,370             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.110582              3.533694              53,923,483             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.216085              2.110582              67,311,152             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.562983              2.216085              49,896,477             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.536055              1.562983              51,598,758             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    American Century:                  1.572461              2.058976               1,111,408             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Twentieth Century                  1.331631              1.572461                  41,014             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Select                             1.095899              1.331631               1,254,199             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.202996              1.095899                 194,231             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.059075              1.202996                 386,750             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.118927              1.059075                 383,487             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.118927                   2,950             1991
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

                                   44 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    American Century:                  2.069865              2.524538             132,438,228             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Twentieth Century                  1.835553              2.069865              70,399,683             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Ultra                              1.345904              1.835553             105,140,475             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.409710              1.345904              88,713,416             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.168340              1.409710              68,551,255             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.164722              1.168340              33,483,411             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.164722                  11,412             1991
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    The Bond Fund                      2.155739              2.332586               5,345,075             1997
                                ----------------------- -------------------- ----------------------- ----------------
    of America(R), Inc.                2.039710              2.155739               3,518,054             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.741422              2.039710               7,434,474             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.850918              1.741422               7,880,903              1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.637181              1.850918               8,560,956              1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.484255              1.637181               6,077,266              1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.238222              1.484255               5,128,071              1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.208717              1.238222               5,102,901              1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.109668              1.208717               3,105,875              1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.011923              1.109668               1,113,940              1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Davis New York                     1.686019              2.232520                 199,664             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Venture                            1.345221              1.686019               1,180,098             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund, Inc.                         0.966146              1.345221               1,771,764             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       0.994508              0.966146                 720,917             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              0.994508                   5,626             1993
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Delaware Group                     2.280210              2.935219                  96,261              1997
                                ----------------------- -------------------- ----------------------- ----------------
    Decatur Fund, Inc. -               1.910384              2.280210                  78,578              1996
                                ----------------------- -------------------- ----------------------- ----------------
    Decatur Income Fund                1.449372              1.910384                 100,636              1995
                                ----------------------- -------------------- ----------------------- ----------------
    Institutional Class                1.473401              1.449372                 104,006              1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.289480              1.473401                 281,500              1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.196471              1.289480                 162,528              1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       0.991871              1.196471                 106,856              1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.142606              0.991871                  16,158              1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.142606                       0              1989
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Dreyfus                            1.159356              1.212149                 231,535             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Cash                               1.110383              1.159356                 618,162             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Management** - Class               1.057458              1.110383               2,561,760             1995
                                ----------------------- -------------------- ----------------------- ----------------
    A                                  1.025704              1.057458               2,324,960             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.003770              1.025704                  25,763             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.003770                       0             1992
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

                                   45 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Dreyfus                            2.756438              3.532278              10,221,038             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Third Century                      2.238323              2.756438               3,824,949             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund, Inc.                         1.663803              2.238323               6,501,520             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.814915              1.663803               6,965,653             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.740666              1.814915               8,765,880             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.723855              1.740666               9,137,872             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.259983              1.723855               5,165,976             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.228377              1.259983               4,118,236             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.057519              1.228377               1,659,197             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       0.866121              1.057519                 618,691             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Dreyfus S&P 500 Index              1.000000              1.217658              15,653,811             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Evergreen                          1.947502              2.422617               1,909,226             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Income and Growth                  1.741651              1.947502               1,146,375             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund  (formerly                    1.419467              1.741651               3,257,653             1995
                                ----------------------- -------------------- ----------------------- ----------------
    Evergreen Total                    1.531292              1.419467               4,439,096             1994
                                ----------------------- -------------------- ----------------------- ----------------
    Return Fund)                       1.368966              1.531292               7,948,202             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.256090              1.368966               6,846,744             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.031024              1.256090               7,328,719             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.110904              1.031024              13,632,891             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       0.959913              1.110904              10,256,138             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       0.837244              0.959913               5,595,414             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Federated U.S.                     1.144380              1.214470               2,077,904             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Government                         1.115461              1.144380               1,214,422             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Securities                         0.991595              1.115461               1,877,483             1995
                                ----------------------- -------------------- ----------------------- ----------------
    Fund: 2-5 Years -                  1.020623              0.991595               1,280,899             1994
                                ----------------------- -------------------- ----------------------- ----------------
    Institutional Shares               1.000000              1.020623                 696,793             1993
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Fidelity Asset                     1.252704              1.517270               4,375,583             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Manager(TM)                        1.121926              1.252704               2,611,685             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       0.958564              1.121926               5,838,128             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.036089              0.958564               3,916,306             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.036089                  79,714             1993
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

                                   46 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD           YEAR
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Fidelity Capital                   4.096488              4.654233                 294,820              1997
                                ----------------------- -------------------- ----------------------- -----------------
    & Income Fund (formerly            3.712491              4.096488                 125,230              1996
                                ----------------------- -------------------- ----------------------- -----------------
    Fidelity High Income Fund)         3.210584              3.712491                 463,343              1995
                                ----------------------- -------------------- ----------------------- -----------------
                                       3.397953              3.210584                 561,985              1994
                                ----------------------- -------------------- ----------------------- -----------------
                                       2.746533              3.397953                 925,953              1993
                                ----------------------- -------------------- ----------------------- -----------------
                                       2.165417              2.746533               1,032,492              1992
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.684020              2.165417               1,471,867              1991
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.768220              1.684020               4,160,164              1990
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.843890              1.768220               4,943,976              1989
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.653959              1.843890               4,248,205              1988
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Fidelity                           2.059778              2.509557              99,795,570              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Contrafund                         1.705419              2.059778              56,288,590              1996
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.263308              1.705419              62,585,233              1995
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.289799              1.263308              40,927,857              1994
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.072342              1.289799              14,514,807              1993
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.000000              1.072342                 186,872              1992
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Fidelity                           5.359692              6.900916              42,604,023              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Equity-Income                      4.471070              5.359692              18,493,235              1996
                                ----------------------- -------------------- ----------------------- -----------------
    Fund                               3.424310              4.471070              35,553,370              1995
                                ----------------------- -------------------- ----------------------- -----------------
                                       3.448520              3.424310              34,056,352              1994
                                ----------------------- -------------------- ----------------------- -----------------
                                       2.869860              3.448520              41,743,016              1993
                                ----------------------- -------------------- ----------------------- -----------------
                                       2.526472              2.869860              36,410,831              1992
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.971024              2.526472              40,239,204              1991
                                ----------------------- -------------------- ----------------------- -----------------
                                       2.314450              1.971024              65,533,870              1990
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.968876              2.314450              62,489,636              1989
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.622650              1.968876              66,300,418              1988
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Fidelity                           2.001775              2.581177               3,435,213              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Growth &                           1.683805              2.001775               4,201,944              1996
                                ----------------------- -------------------- ----------------------- -----------------
    Income Portfolio                   1.255568              1.683805               4,155,413              1995
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.239420              1.255568               2,808,994              1994
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.046808              1.239420               1,219,293              1993
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.000000              1.046808                  85,896              1992
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Fidelity  Magellan(R)              1.913110              2.398961              95,356,893              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Fund                               1.729361              1.913110              56,756,036              1996
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.275955              1.729361              92,049,788              1995
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.311856              1.275955              68,044,510              1994
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.062405              1.311856              43,203,753              1993
                                ----------------------- -------------------- ----------------------- -----------------
                                       1.000000              1.062405              10,591,374              1992
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------

                                   47 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    The Growth                         2.691979              3.382686               4,016,452              1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund of                            2.366626              2.691979               2,478,693              1996
                                ----------------------- -------------------- ----------------------- ----------------
    America(R), Inc.                   1.840658              2.366626               6,716,573              1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.857739              1.840658               5,646,915              1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.638011              1.857739               5,353,392              1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.539692              1.638011               3,840,212              1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.144684              1.539692               1,551,711              1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.205372              1.144684                 105,320              1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.205372                       0              1989
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    The Income                         2.160929              2.614863               7,017,085              1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund of                            1.893327              2.160929               5,291,391              1996
                                ----------------------- -------------------- ----------------------- ----------------
    America(R), Inc.                   1.480756              1.893327               8,645,811              1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.533299              1.480756               7,829,528              1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.357846              1.533299               7,258,704              1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.223786              1.357846               3,016,773              1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       0.998504              1.223786                 631,336              1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              0.998504                       0              1990
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    INVESCO                            1.678513              2.102364              10,884,376             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Industrial                         1.451889              1.678513               7,428,110             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Income Fund, Inc.                  1.151056              1.451889              10,632,818             1995
    (formerly
                                ----------------------- -------------------- ----------------------- ----------------
    Financial Industrial               1.208959              1.151056               8,239,738             1994
    Income
                                ----------------------- -------------------- ----------------------- ----------------
    Fund, Inc.)                        1.045472              1.208959               3,039,640             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.045472                  17,289             1992
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Janus Fund                         1.603290              1.948907              33,709,518             1997
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.353271              1.603290              15,851,766             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.055481              1.353271              13,522,743             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.077425              1.055481               7,345,306             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.077425               2,969,768             1993
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    MAS Funds Fixed                   1.229760               1.335173               1,990,827             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Income Portfolio                  1.156444               1.229760                 718,247             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                      0.980782               1.156444                 366,064             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                      1.000000               0.980782                  31,751             1994
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

                                   48 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Massachusetts                    10.880822               15.968069                450,089              1997
                                ----------------------- -------------------- ----------------------- ----------------
    Investors Growth                  8.942612               10.880822                164,786              1996
                                ----------------------- -------------------- ----------------------- ----------------
    Stock Fund -                      7.034148                8.942612                551,377              1995
                                ----------------------- -------------------- ----------------------- ----------------
    Class A                           7.613442                7.034148                604,020              1994
                                ----------------------- -------------------- ----------------------- ----------------
                                      6.714892                7.613442                891,831              1993
                                ----------------------- -------------------- ----------------------- ----------------
                                      6.368639                6.714892                914,534              1992
                                ----------------------- -------------------- ----------------------- ----------------
                                      4.352449                6.368639              1,056,566              1991
                                ----------------------- -------------------- ----------------------- ----------------
                                      4.612779                4.352449              1,577,501              1990
                                ----------------------- -------------------- ----------------------- ----------------
                                      3.430876                4.612779              1,393,742              1989
                                ----------------------- -------------------- ----------------------- ----------------
                                      3.326929                3.430876              2,091,280              1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    MFS(R) Growth                      7.380232               9.012670               3,078,940             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Opportunities                      6.114190               7.380232                 843,158             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund - Class A                     4.589533               6.114190               3,824,999             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       4.834037               4.589533               4,635,532             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       4.200054               4.834037               9,303,110             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.936838               4.200054              10,600,796             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.246855               3.936838              13,413,614             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.427388               3.246855              23,047,089             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.692907               3.427388              24,300,466             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.493461               2.692907              28,164,998             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    MFS(R) High                        5.518160               6.168371                 633,922             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Income                             4.949752               5.518160                 164,395             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund -                             4.265493               4.949752                 806,763             1995
                                ----------------------- -------------------- ----------------------- ----------------
    Class A                            4.422523               4.265493                 877,250             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.739642               4.422523               1,068,154             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.225557               3.739642               1,036,507             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.186959               3.225557               1,186,991             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.651605               2.186959               2,159,639             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.731036               2.651605               2,739,257             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.453867               2.731036               2,747,679             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Nationwide(R)                      2.001472               2.166981                 51,355              1997
                                ----------------------- -------------------- ----------------------- ----------------
    Bond Fund - Class D                1.991196               2.001472                 26,395              1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.619166               1.991196                 92,001              1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.778765               1.619166                 51,492              1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.621957               1.778765                148,222              1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.516560               1.621957                197,350              1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.309926               1.516560                363,511              1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.222004               1.309926                420,858              1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.114209               1.222004                314,062              1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.039905               1.114209                188,045              1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

                                   49 of 161

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Nationwide(R)                     14.964379             20.697282               3,635,254             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund - Class D                    12.191058             14.964379               1,316,219             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       9.468045             12.191058               2,905,460             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       9.502760              9.468045               3,036,527             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       8.985447              9.502760               3,690,273             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       8.810680              8.985447               4,218,392             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       6.830443              8.810680               3,906,633             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       6.875188              6.830443               3,792,110             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       5.187286              6.875188               2,756,965             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       4.485232              5.187286               3,174,211             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Nationwide(R)                      3.083008              3.854877               2,582,538             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Growth Fund - Class D              2.667201              3.083008               1,156,065             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.092009              2.667201               3,668,270             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.081399              2.092009               3,759,425             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.887524              2.081399               5,928,120             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.792687              1.887524               5,747,753             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.330199              1.792687               5,108,711             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.452973              1.330199               7,279,598             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.276112              1.452973               4,762,338             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.051373              1.276112               1,947,635             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Nationwide(R)                      2.884848              3.003821              18,830,414             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Money Market                       2.774433              2.884848               7,935,176             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund***                            2.654661              2.774433              20,350,850             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.583387              2.654661              18,028,497             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.542721              2.583387              20,122,594             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.487178              2.542721              22,067,362             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.377082              2.487178              33,612,374             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.224557              2.377082              48,721,235             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       2.062504              2.224557              43,599,432             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.944054              2.062504              39,596,561             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Neuberger Berman                   1.365700              1.595471                 614,486             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Guardian Fund, Inc.                1.169665              1.365700                       0             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.696655                       0             1995
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Neuberger Berman                   2.458922              3.146989                  39,662             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Manhattan Fund, Inc.               2.259932              2.458922                 119,922             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.741549              2.259932                 394,751             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.823796              1.741549                 406,054             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.673695              1.823796                 317,549             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.434738              1.673695                  56,526             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.106565              1.434738                   7,124             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.214940              1.106565                       0             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.214940                       0             1989
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

                                   50 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Putnam                            13.594501             18.110411               2,476,574             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Investors                         11.305164             13.594501                 713,005             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund -                             8.297318             11.305164               3,422,356             1995
                                ----------------------- -------------------- ----------------------- ----------------
    Class A                            8.652501              8.297318               3,674,131             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       7.410567              8.652501               4,311,483             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       6.934213              7.410567               4,294,647             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       5.445269              6.934213               4,745,398             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       5.654203              5.445269               6,112,297             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       4.262206              5.654203               5,893,052             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       4.003173              4.262206               9,986,301             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Putnam Voyager                     3.074879              3.837109              35,911,119             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund - Class A                     2.752130              3.074879              18,151,250             1996
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.982311              2.752130              21,036,155             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.992379              1.982311              14,803,070             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.698751              1.992379              11,820,145             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.563079              1.698751               7,640,204             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.049811              1.563079               4,622,048             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.049811                 290,518             1990
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    SEI Index                          2.962497              3.905079               3,892,401             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Funds - S&P 500                    2.439184              2.962497                 524,069             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Index Portfolio                    1.792835              2.439184               1,072,618             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.792223              1.792835                 722,997             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.647325              1.792223                 509,498             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.548965              1.647325                 257,368             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.203412              1.548965                 121,485             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.254560              1.203412                     509             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.254560                       0             1989
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Seligman                          10.720312             12.541848                 227,045             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Growth                             8.934609             10.720312                 105,249             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund, Inc. -                       7.020585              8.934609                 277,527             1995
                                ----------------------- -------------------- ----------------------- ----------------
    Class A                            7.370495              7.020585                 299,685             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       6.989639              7.370495                 513,220             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       6.340967              6.989639                 555,163             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       4.611005              6.340967                 685,494             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       4.910683              4.611005                 977,515             1990
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.714452              4.910683                 916,525             1989
                                ----------------------- -------------------- ----------------------- ----------------
                                       3.491789              3.714452               1,189,216             1988
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

                                   51 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    T. Rowe Price                      1.812062              1.843420              16,365,466             1997
                                ----------------------- -------------------- ----------------------- ----------------
    International                      1.577274              1.812062               8,220,403             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Stock Fund(R)                      1.429428              1.577274              22,425,072             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.454045              1.429428              18,673,315             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.047655              1.454045              11,658,962             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.095728              1.047655               4,370,293             1992
                                ----------------------- -------------------- ----------------------- ----------------
                                       0.954695              1.095728               2,239,924             1991
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              0.954695                 441,232             1990
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Templeton                          1.774294              1.874393              43,044,777             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Foreign                            1.518092              1.774294              27,327,650             1996
                                ----------------------- -------------------- ----------------------- ----------------
    Fund - Class I                     1.378759              1.518092              32,915,364             1995
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.387073              1.378759              25,358,639             1994
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.023491              1.387073               6,636,629             1993
                                ----------------------- -------------------- ----------------------- ----------------
                                       1.000000              1.023491                       0             1992
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

*For Plans converted to a Variable Account Annual Expense Fee of 0.95% of average net assets on June 30, 1996.

**The 7-day yield on the Dreyfus Cash Management - Class A as of December 31, 1997 was 3.83%.

***The 7-day yield on the Nationwide Money Market Fund as of December 31, 1997 was 4.23%.

****Unit information is not available for the year 1995.


Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until January 1998:
Janus Worldwide Fund; LifeDesigns Series - The Moderately Aggressive Portfolio; LifeDesigns Series - The Moderate Portfolio; LifeDesigns Series - The Moderately Conservative Portfolio; LifeDesigns Series - The Conservative Portfolio; Nationwide Separate Account Trust - Nationwide Small Company Fund; Warburg Pincus Emerging Growth Fund.

Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until November 1998: American Century -Twentieth Century International Discovery Fund; Dreyfus Capital Appreciation Fund, Inc.; Dreyfus Premier Midcap Stock Fund; Federated Bond Fund; Fidelity Advisor Growth Opportunities Fund; Fidelity Advisor high Yield Fund; INVESCO Dynamics Fund; INVESCO Total Return Fund; Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B; Nationwide S&P 500(R) Index Fund; Neuberger Berman Partners Trust; Oppenheimer Global Fund - Class A; Prestige Balanced Fund - Class Y; Prestige International Fund - Class Y; Prestige Large Cap Growth Fund - Class Y; Prestige Large Cap Value Fund - Class Y; Prestige Small Cap Fund - Class Y.

                                   52 of 161

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER IIa*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.90%

                                     ACCUMULATION          ACCUMULATION             NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
              FUND                     OF PERIOD             OF PERIOD          END OF THE PERIOD       YEAR
--------------------------------- -------------------- ---------------------- ---------------------- ------------
American Century:                       4.563176             5.846396               3,903,936           1997
                                  -------------------- ---------------------- ---------------------- ------------
Twentieth Century                       4.005400             4.563176               4,398,109           1996
                                  -------------------- ---------------------- ---------------------- ------------
Growth Fund
--------------------------------- -------------------- ---------------------- ---------------------- ------------
American Century:                       2.070035             2.526007              19,732,726           1997
                                  -------------------- ---------------------- ---------------------- ------------
Twentieth Century Ultra                 1.835553             2.070035              18,056,950           1996
                                  -------------------- ---------------------- ---------------------- ------------
Fund
--------------------------------- -------------------- ---------------------- ---------------------- ------------
The Bond Fund                           2.155938             2.333980                 844,897           1997
                                  -------------------- ---------------------- ---------------------- ------------
of America(R), Inc.                     2.128763             2.155938               1,040,496           1996
                                  -------------------- ---------------------- ---------------------- ------------

--------------------------------- -------------------- ---------------------- ---------------------- ------------
Davis New York                          1.686157             2.233818                 199,664           1997
                                  -------------------- ---------------------- ---------------------- ------------
Venture Fund                            1.580715             1.686157                 133,664           1996
                                  -------------------- ---------------------- ---------------------- ------------

--------------------------------- -------------------- ---------------------- ---------------------- ------------
Delaware Group                          2.280397             2.936925                  15,400           1997
                                  -------------------- ---------------------- ---------------------- ------------
Decatur Fund, Inc. - Decatur            2.186556             2.280397                  13,782           1996
                                  -------------------- ---------------------- ---------------------- ------------
Income Fund
--------------------------------- -------------------- ---------------------- ---------------------- ------------
Dreyfus                                 1.159453             1.212863                 231,535           1997
                                  -------------------- ---------------------- ---------------------- ------------
Cash Management Fund -                  1.151569             1.159453                 377,565           1996
                                  -------------------- ---------------------- ---------------------- ------------
Class A
--------------------------------- -------------------- ---------------------- ---------------------- ------------
Dreyfus S&P 500 Index Fund              1.000000             1.218064               3,436,138           1997
                                  -------------------- ---------------------- ---------------------- ------------

--------------------------------- -------------------- ---------------------- ---------------------- ------------
Dreyfus                                 2.756663             3.534332               1,286,026           1997
                                  -------------------- ---------------------- ---------------------- ------------
Third Century Fund, Inc.                2.699982             2.756663                 967,536           1996
                                  -------------------- ---------------------- ---------------------- ------------

--------------------------------- -------------------- ---------------------- ---------------------- ------------
Evergreen                               1.947661             2.424026                 388,299           1997
                                  -------------------- ---------------------- ---------------------- ------------
Income and Growth                       1.875063             1.947661                 470,751           1996
                                  -------------------- ---------------------- ---------------------- ------------
Fund (formerly
                                  -------------------- ---------------------- ---------------------- ------------
Evergreen Total Return
                                  -------------------- ---------------------- ---------------------- ------------
Fund)
--------------------------------- -------------------- ---------------------- ---------------------- ------------
Federated U.S. Government               1.144477             1.215186                 323,646           1997
                                  -------------------- ---------------------- ---------------------- ------------
Securities Fund: 2-5 Years -            1.140767             1.144477                 342,284           1996
                                  -------------------- ---------------------- ---------------------- ------------
Institutional Shares
--------------------------------- -------------------- ---------------------- ---------------------- ------------
Fidelity Asset                          1.252806             1.518153                 633,745           1997
                                  -------------------- ---------------------- ---------------------- ------------
Manager(TM)                             1.214007             1.252806                 671,795           1996
                                  -------------------- ---------------------- ---------------------- ------------

--------------------------------- -------------------- ---------------------- ---------------------- ------------
Fidelity Capital                        4.096833             4.656974                  36,724           1997
                                  -------------------- ---------------------- ---------------------- ------------
& Income Fund (formerly                 4.015008             4.096833                  77,649           1996
                                  -------------------- ---------------------- ---------------------- ------------
Fidelity High Income Fund)
--------------------------------- -------------------- ---------------------- ---------------------- ------------
Fidelity                                2.059947             2.511017              15,968,503           1997
                                  -------------------- ---------------------- ---------------------- ------------
Contrafund                              1.953469             2.059947              13,231,488           1996
                                  -------------------- ---------------------- ---------------------- ------------

--------------------------------- -------------------- ---------------------- ---------------------- ------------
Fidelity                                5.360130             6.904928               7,169,293           1997
                                  -------------------- ---------------------- ---------------------- ------------
Equity-Income Fund                      5.110007             5.360130               6,443,316           1996
                                  -------------------- ---------------------- ---------------------- ------------

--------------------------------- -------------------- ---------------------- ---------------------- ------------

                                   53 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD           YEAR
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Fidelity  Magellan(R)             1.913267                2.400356            11,589,048               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Fund                              1.831563                1.913267            11,002,403               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    The Growth                        2.692199                3.384653               650,012               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Fund of America(R), Inc.          2.519027                2.692199               553,730               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    The Income                        2.161106                2.616384             1,325,543               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Fund of America(R), Inc.          2.072384                2.161106             1,137,681               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    INVESCO                           1.678650                2.103587             1,917,268               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Industrial Income Fund            1.613178                1.678650             1,639,958               1996
                                ----------------------- -------------------- ----------------------- -----------------
    (formerly Financial
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Industrial Income Fund)
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Janus Fund                        1.603421                1.950041             5,595,764               1997
                                ----------------------- -------------------- ----------------------- -----------------
                                      1.550403                1.603421             4,109,624               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    MAS Funds Fixed                   1.229861                1.335950               296,496               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Income Portfolio                  1.215745                1.229861               193,871               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    MFS(R) Growth                     7.380837                9.017913               317,319               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Opportunities Fund-Class A        7.065737                7.380837               361,634               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    MFS(R) High                       5.518624                6.172004                25,730               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Income Fund - Class A             5.541012                5.518624                41,389               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Massachusetts                    10.881713               15.977352                19,733               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Investors Growth                 10.489691               10.881713                13,452               1996
                                ----------------------- -------------------- ----------------------- -----------------
    Stock Fund - Class A
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Nationwide(R)                    14.965604               20.709316               509,179               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Fund - Class D                   14.282052               14.965604               336,341               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Nationwide(R)                     3.083261                3.857119               357,289               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Growth Fund - Class D             2.916856                3.083261               386,199               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Nationwide(R)                     2.885091                3.005590             6,441,740               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Money Market                      2.867462                2.885091             6,749,071               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Putnam                           13.595614               18.120944               133,581               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Investors Fund - Class A         13.246208               13.595614               153,709               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Putnam Voyager                    3.075131                3.839341             5,930,438               1997
                                ----------------------- -------------------- ----------------------- -----------------
    Fund - Class A                    3.055821                3.075131             5,117,342               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    SEI Index Funds - S&P             2.962740                3.907349                52,580               1997
                                ----------------------- -------------------- ----------------------- -----------------
    500 Index Portfolio               2.823355                2.962740                71,085               1996
                                ----------------------- -------------------- ----------------------- -----------------

    --------------------------- ----------------------- -------------------- ----------------------- -----------------

                                   54 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Seligman Growth Fund, Inc.      10.721190               12.549144                  10,649             1997
                                ----------------------- -------------------- ----------------------- ----------------
    - Class A                       10.356946               10.721190                  17,582             1996
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    T. Rowe Price                    1.812210                1.844492               1,859,130             1997
                                ----------------------- -------------------- ----------------------- ----------------
    International Stock Fund(R)     1.7255780                1.812210               1,718,457             1996
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Templeton                        1.774439                1.875484               7,960,130             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Foreign Fund - Class I           1.678650                1.774439               6,594,135             1996
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.90% of average net assets on June 30, 1996.

** Unit information is not available for the year 1995.


Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until January 1998:
Janus Worldwide Fund; LifeDesigns Series - The Moderately Aggressive Portfolio; LifeDesigns Series - The Moderate Portfolio; LifeDesigns Series - The Moderately Conservative Portfolio; LifeDesigns Series - The Conservative Portfolio; Nationwide Separate Account Trust - Nationwide Small Company Fund; Warburg Pincus Emerging Growth Fund.

Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until November 1998: American Century -Twentieth Century International Discovery Fund; Dreyfus Capital Appreciation Fund, Inc.; Dreyfus Premier Midcap Stock Fund; Federated Bond Fund; Fidelity Advisor Growth Opportunities Fund; Fidelity Advisor high Yield Fund; INVESCO Dynamics Fund; INVESCO Total Return Fund; Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B; Nationwide S&P 500(R) Index Fund; Neuberger Berman Partners Trust; Oppenheimer Global Fund - Class A; Prestige Balanced Fund - Class Y; Prestige International Fund - Class Y; Prestige Large Cap Growth Fund - Class Y; Prestige Large Cap Value Fund - Class Y; Prestige Small Cap Fund - Class Y.

                                   55 of 161

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER IIb*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.90%

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    American Century:                  4.764579               5.844955                337,408             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Twentieth Century
                                ----------------------- -------------------- ----------------------- ----------------
    Growth Fund
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    American Century:                  2.136815               2.525385              2,468,617             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Twentieth Century Ultra
                                ----------------------- -------------------- ----------------------- ----------------
    Fund
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    The Bond Fund                      2.179712               2.333393                110,244             1997
                                ----------------------- -------------------- ----------------------- ----------------
    of America(R), Inc.
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Delaware Group Decatur             2.413880               2.936202                    262             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund,   Inc.   -   Decatur
    Income
                                ----------------------- -------------------- ----------------------- ----------------
    Fund
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Dreyfus S&P 500 Index              1.000000               1.218064                287,240             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Dreyfus Third                      2.906659               3.533462                196,674             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Century Fund, Inc.
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Evergreen                          1.944620               2.423429                 62,878             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Income and Growth
                                ----------------------- -------------------- ----------------------- ----------------
    Fund (formerly
                                ----------------------- -------------------- ----------------------- ----------------
    Evergreen Total Return
                                ----------------------- -------------------- ----------------------- ----------------
     Fund)
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Federated U.S. Government          1.152244               1.214882                 76,514             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Securities Fund: 2-5
    Years -
                                ----------------------- -------------------- ----------------------- ----------------
    Institutional Shares
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Fidelity Asset                     1.290308               1.517779                 45,091             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Manager(TM)
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Fidelity Capital                   4.129100               4.655810                    386             1997
                                ----------------------- -------------------- ----------------------- ----------------
    & Income Fund (formerly
                                ----------------------- -------------------- ----------------------- ----------------
    Fidelity High Income Fund)
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Fidelity                           2.065778               2.510398              2,303,992             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Contrafund
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Fidelity Equity -                  5.625012               6.903229                617,355             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Income Fund
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Fidelity  Magellan(R)              1.980875               2.399765              1,313,023             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    The Growth Fund                    2.787163               3.383820                 50,498             1997
                                ----------------------- -------------------- ----------------------- ----------------
    of America(R), Inc.
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    The Income Fund                    2.223220               2.615739                129,547             1997
                                ----------------------- -------------------- ----------------------- ----------------
    of America(R), Inc.
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    INVESCO Industrial Income          1.766394               2.103069                264,870             1997
                                ----------------------- -------------------- ----------------------- ----------------
    Fund (formerly Financial
                                ----------------------- -------------------- ----------------------- ----------------
    Industrial Income Fund)
    --------------------------- ----------------------- -------------------- ----------------------- ----------------
    Janus Fund                         1.648584               1.949561                820,870             1997
                                ----------------------- -------------------- ----------------------- ----------------

    --------------------------- ----------------------- -------------------- ----------------------- ----------------

                                   56 of 161

                                    ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD           YEAR
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    MAS Funds Fixed                    1.244949                1.335621                 10,073              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Income Portfolio
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    MFS(R) Growth                      7.657658                9.015691                 28,071              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Opportunities Fund-Class A
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    MFS(R) High Income Fund -          5.601820                6.170461                  2,719              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Class A
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Massachusetts                     12.096499               15.973419                  3,342              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Investors Growth
                                ----------------------- -------------------- ----------------------- -----------------
    Stock Fund - Class A
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Nationwide(R)                     16.371504              20.704221                  74,871              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Fund - Class D
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Nationwide(R)                      3.186783               3.856169                  26,821              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Growth Fund - Class D
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Nationwide(R)                      2.922724               3.004839                 116,705              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Money Market Fund
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Putnam                            14.537628              18.116482                  10,065              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Investors Fund - Class A
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Putnam Voyager                     3.040484               3.838394                 682,444              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Fund - Class A
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    T. Rowe Price                      1.829926               1.844038                 233,087              1997
                                ----------------------- -------------------- ----------------------- -----------------
    International Stock
                                ----------------------- -------------------- ----------------------- -----------------
    Fund(R)
    --------------------------- ----------------------- -------------------- ----------------------- -----------------
    Templeton                          1.848961               1.875022               1,104,154              1997
                                ----------------------- -------------------- ----------------------- -----------------
    Foreign Fund - Class I
    --------------------------- ----------------------- -------------------- ----------------------- -----------------

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.90% of average net assets on December 31, 1996.

** Unit information is not available for the year 1995.


Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until January 1998:
Janus Worldwide Fund; LifeDesigns Series - The Moderately Aggressive Portfolio; LifeDesigns Series - The Moderate Portfolio; LifeDesigns Series - The Moderately Conservative Portfolio; LifeDesigns Series - The Conservative Portfolio; Nationwide Separate Account Trust - Nationwide Small Company Fund; Warburg Pincus Emerging Growth Fund.

Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until November 1998: American Century -Twentieth Century International Discovery Fund; Dreyfus Capital Appreciation Fund, Inc.; Dreyfus Premier Midcap Stock Fund; Federated Bond Fund; Fidelity Advisor Growth Opportunities Fund; Fidelity Advisor high Yield Fund; INVESCO Dynamics Fund; INVESCO Total Return Fund; Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B; Nationwide S&P 500(R) Index Fund; Neuberger Berman Partners Trust; Oppenheimer Global Fund - Class A; Prestige Balanced Fund - Class Y; Prestige International Fund - Class Y; Prestige Large Cap Growth Fund - Class Y; Prestige Large Cap Value Fund - Class Y; Prestige Small Cap Fund - Class Y.

                                   57 of 161

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)
                                   TIER IIIa*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.80%

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
                FUND                   OF PERIOD             OF PERIOD         END OF THE PERIOD        YEAR
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    American Century:                  4.563925              5.853199              1,540,193            1997
                                  -------------------- ---------------------- --------------------- -------------
    Twentieth Century                  4.555198              4.563925              1,586,526            1996
                                  -------------------- ---------------------- --------------------- -------------
    Growth Fund
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    American Century:                  2.070374              2.528946             11,990,091            1997
                                  -------------------- ---------------------- --------------------- -------------
    Twentieth Century Ultra            2.055822              2.070374              9,866,856            1996
                                  -------------------- ---------------------- --------------------- -------------
    Fund
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    The Bond Fund                      2.156336              2.336766                379,522            1997
                                  -------------------- ---------------------- --------------------- -------------
    of America(R), Inc.                2.128822              2.156336                281,942            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Delaware Group                     2.280770              2.940341                  6,036            1997
                                  -------------------- ---------------------- --------------------- -------------
    Decatur Income Fund,               2.186573              2.280770                  5,492            1996
                                  -------------------- ---------------------- --------------------- -------------
    Inc. - Decatur Income Fund
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Dreyfus                            2.757115              3.538445                912,241            1997
                                  -------------------- ---------------------- --------------------- -------------
    Third Century Fund, Inc.           2.700004              2.757115                603,861            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Dreyfus S&P 500 Index              1.000000              1.218878              2,297,690            1997
                                  -------------------- ---------------------- --------------------- -------------
    Fund
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Evergreen                          1.947980              2.426846                 79,190            1997
                                  -------------------- ---------------------- --------------------- -------------
    Income and Growth                  1.875078              1.947980                 78,598            1996
                                  -------------------- ---------------------- --------------------- -------------
    Fund (formerly
                                  -------------------- ---------------------- --------------------- -------------
    Evergreen Total Return
                                  -------------------- ---------------------- --------------------- -------------
    Fund)
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Federated U.S. Government          1.144669              1.216616                188,738            1997
                                  -------------------- ---------------------- --------------------- -------------
    Securities Fund: 2-5 Years -       1.140779              1.144669                104,682            1996
                                  -------------------- ---------------------- --------------------- -------------
    Institutional Shares
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Fidelity Asset                     1.253012              1.519919                299,273            1997
                                  -------------------- ---------------------- --------------------- -------------
    Manager(TM)                        1.214017              1.253012                269,853            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Fidelity Capital                   4.097522              4.662457                 22,232            1997
                                  -------------------- ---------------------- --------------------- -------------
    & Income Fund (formerly            4.015052              4.097522                 23,351            1996
                                  -------------------- ---------------------- --------------------- -------------
    Fidelity High Income Fund)
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Fidelity                           2.060284              2.513939              9,637,261            1997
                                  -------------------- ---------------------- --------------------- -------------
    Contrafund                         1.953485              2.060284              7,230,068            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Fidelity                           5.361008              6.912960              3,057,190            1997
                                  -------------------- ---------------------- --------------------- -------------
    Equity-Income Fund                 5.110048              5.361008              2,555,440            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Fidelity  Magellan(R)              1.913580              2.403149              6,180,393            1997
                                  -------------------- ---------------------- --------------------- -------------
    Fund                               1.831578              1.913580              5,622,628            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    The Growth                         2.692640              3.388591                496,036            1997
                                  -------------------- ---------------------- --------------------- -------------
    Fund of America(R), Inc.           2.519048              2.692640                441,833            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    The Income                         2.161460              2.619427                490,571            1997
                                  -------------------- ---------------------- --------------------- -------------
    Fund of America(R), Inc.           2.072401              2.161460                367,278            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------

                                   58 of 161

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
                FUND                   OF PERIOD             OF PERIOD         END OF THE PERIOD        YEAR
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    INVESCO Industrial Income           1.678925              2.106034                473,406            1997
                                  -------------------- ---------------------- --------------------- -------------
    Fund (formerly Financial            1.613191              1.678925                309,576            1996
                                  -------------------- ---------------------- --------------------- -------------
    Industrial Income Fund,
    Inc.)
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Janus Fund                          1.603684              1.952310              2,423,723            1997
                                  -------------------- ---------------------- --------------------- -------------
                                        1.550416              1.603684              1,634,700            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    MAS Funds Fixed                     1.230062              1.337506                248,580            1997
                                  -------------------- ---------------------- --------------------- -------------
    Income Portfolio                    1.215755              1.230062                 87,227            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    MFS(R) Growth                       7.382046              9.028407                178,707            1997
                                  -------------------- ---------------------- --------------------- -------------
    Opportunities Fund - Class A        7.065795              7.382046                181,406            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    MFS(R) High Income Fund -           5.519552              6.179271                  6,564            1997
                                  -------------------- ---------------------- --------------------- -------------
    Class A                             5.410180              5.519552                  6,455            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Massachusetts                      10.883496             15.995935                 12,152            1997
                                  -------------------- ---------------------- --------------------- -------------
    Investors Growth                   10.489775             10.883496                 11,971            1996
                                  -------------------- ---------------------- --------------------- -------------
    Stock Fund - Class A
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Nationwide(R)                      14.968055             20.733404                329,293            1997
                                  -------------------- ---------------------- --------------------- -------------
    Fund - Class D                     14.282168             14.968055                195,684            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Nationwide(R)                       3.083766              3.861607                 93,047            1997
                                  -------------------- ---------------------- --------------------- -------------
    Growth Fund - Class D               2.916880              3.083766                 96,156            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Nationwide(R)                       2.885576              3.009129                909,979            1997
                                  -------------------- ---------------------- --------------------- -------------
    Money Market                        2.867493              2.885576                901,408            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Putnam Investors Fund -            13.597842             18.142029                 39,280            1997
                                  -------------------- ---------------------- --------------------- -------------
    Class A                            13.246316             13.597842                 38,905            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Putnam Voyager                      3.075635              3.843809              3,166,939            1997
                                  -------------------- ---------------------- --------------------- -------------
    Fund - Class A                      3.055846              3.075635              2,559,117            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Seligman Growth Fund, Inc. -       10.722947             12.563748                  2,475            1997
                                  -------------------- ---------------------- --------------------- -------------
    Class A                            10.357031             10.722947                  2,396            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------
    T. Rowe Price                      1.812507               1.846640              1,036,525            1997
                                  -------------------- ---------------------- --------------------- -------------
    International Stock                1.725811               1.812507                931,357            1996
                                  -------------------- ---------------------- --------------------- -------------
    Fund(R)
    ----------------------------- -------------------- ---------------------- --------------------- -------------
    Templeton                          1.774730               1.877667              2,623,603            1997
                                  -------------------- ---------------------- --------------------- -------------
    Foreign Fund - Class I             1.678664               1.774730              2,061,896            1996
                                  -------------------- ---------------------- --------------------- -------------

    ----------------------------- -------------------- ---------------------- --------------------- -------------

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.80% of average net assets on June 30, 1996.

** Unit information is not available for the year 1995.

                                   59 of 161

Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until January 1998:
Janus Worldwide Fund; LifeDesigns Series - The Moderately Aggressive Portfolio; LifeDesigns Series - The Moderate Portfolio; LifeDesigns Series - The Moderately Conservative Portfolio; LifeDesigns Series - The Conservative Portfolio; Nationwide Separate Account Trust - Nationwide Small Company Fund; Warburg Pincus Emerging Growth Fund.

Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until November 1998: American Century -Twentieth Century International Discovery Fund; Dreyfus Capital Appreciation Fund, Inc.; Dreyfus Premier Midcap Stock Fund; Federated Bond Fund; Fidelity Advisor Growth Opportunities Fund; Fidelity Advisor high Yield Fund; INVESCO Dynamics Fund; INVESCO Total Return Fund; Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B; Nationwide S&P 500(R) Index Fund; Neuberger Berman Partners Trust; Oppenheimer Global Fund - Class A; Prestige Balanced Fund - Class Y; Prestige International Fund - Class Y; Prestige Large Cap Growth Fund - Class Y; Prestige Large Cap Value Fund - Class Y; Prestige Small Cap Fund - Class Y.

                                   60 of 161

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                   TIER IIIb*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.80%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    American Century:                   4.765845               5.850316               105,486           1997
                                  ---------------------- --------------------- --------------------- ------------
    Twentieth Century
                                  ---------------------- --------------------- --------------------- ------------
    Growth Fund
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    American Century:                   2.137347               2.527701               322,005           1997
                                  ---------------------- --------------------- --------------------- ------------
    Twentieth Century Ultra
                                  ---------------------- --------------------- --------------------- ------------
    Fund
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    The Bond Fund                       2.180297               2.335593                10,951           1997
                                  ---------------------- --------------------- --------------------- ------------
    of America(R), Inc.
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Dreyfus S&P 500 Index               1.000000               1.218878                36,388           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Dreyfus                             2.907383               3.536702                20,119           1997
                                  ---------------------- --------------------- --------------------- ------------
    Third Century Fund, Inc.
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Evergreen                           1.945105               2.425651                 9,663           1997
                                  ---------------------- --------------------- --------------------- ------------
    Income and Growth
                                  ---------------------- --------------------- --------------------- ------------
    Fund (formerly
                                  ---------------------- --------------------- --------------------- ------------
    Evergreen Total Return
                                  ---------------------- --------------------- --------------------- ------------
    Fund)
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Federated U.S. Government           1.152535               1.216009                 1,612           1997
                                  ---------------------- --------------------- --------------------- ------------
    Securities Fund: 2-5 Years -
                                  ---------------------- --------------------- --------------------- ------------
    Institutional Shares
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity Asset                      1.290630               1.519171                62,190           1997
                                  ---------------------- --------------------- --------------------- ------------
    Manager(TM)
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity Capital & Income           4.130144               4.660128                39,699           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund (formerly Fidelity High
                                  ---------------------- --------------------- --------------------- ------------
    Income Fund)
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity                            2.066293               2.512701               186,236           1997
                                  ---------------------- --------------------- --------------------- ------------
    Contrafund
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity                            5.626412               6.909557               189,228           1997
                                  ---------------------- --------------------- --------------------- ------------
    Equity-Income Fund
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity  Magellan(R)               1.981369               2.401965               244,774           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    The Growth                          2.787858               3.386923                 6,443           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund of America(R), Inc.
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    The Income                          2.223774               2.618138                24,783           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund of America(R), Inc.
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    INVESCO Industrial Income           1.766834               2.104998                 5,633           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund (formerly Financial
                                  ---------------------- --------------------- --------------------- ------------
    Industrial Income Fund)
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Janus Fund                          1.648995               1.951349               174,631           1997
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    MAS Funds Fixed                     1.245259               1.336847                 3,162           1997
                                  ---------------------- --------------------- --------------------- ------------
    Income Portfolio
    ----------------------------- ---------------------- --------------------- --------------------- ------------

                                   61 of 161

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    MFS(R) Growth                       7.659566               9.023960                 36,452           1997
                                  ---------------------- --------------------- --------------------- ------------
    Opportunities Fund-Class A
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    MFS(R) High Income Fund -           5.603237               6.176184                 16,908           1997
                                  ---------------------- --------------------- --------------------- ------------
    Class A
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Massachusetts                      12.099510              15.988060                    150           1997
                                  ---------------------- --------------------- --------------------- ------------
    Investors Growth
                                  ---------------------- --------------------- --------------------- ------------
    Stock Fund - Class A
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Nationwide(R)                      16.375580              20.723203                 16,906           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund - Class D
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Nationwide(R)                       3.187577               3.859705                 22,824           1997
                                  ---------------------- --------------------- --------------------- ------------
    Growth Fund - Class D
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Nationwide(R)                       2.923463               3.007626                 68,201           1997
                                  ---------------------- --------------------- --------------------- ------------
    Money Market
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Putnam Investors Fund -            14.541250              18.133095                  9,478           1997
                                  ---------------------- --------------------- --------------------- ------------
    Class A
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Putnam Voyager                      3.041242               3.841914                 95,529           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund - Class A
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Seligman Growth Fund, Inc. -       10.981630              12.557561                  6,424           1997
                                  ---------------------- --------------------- --------------------- ------------
    Class A
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    T. Rowe Price                       1.830382               1.845731                 15,280           1997
                                  ---------------------- --------------------- --------------------- ------------
    International Stock
                                  ---------------------- --------------------- --------------------- ------------
    Fund(R)
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Templeton Foreign Fund -            1.849421               1.876743                147,481           1997
                                  ---------------------- --------------------- --------------------- ------------
    Class I
    ----------------------------- ---------------------- --------------------- --------------------- ------------

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.80% of average net assets on December 31, 1996.

** Unit information is not available for the year 1995.


Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until January 1998:
Janus Worldwide Fund; LifeDesign Series - The Moderately Aggressive Portfolio; LifeDesign Series - The Moderate Portfolio; LifeDesign Series - The Moderately Conservative Portfolio; LifeDesign Series - The Conservative Portfolio; Nationwide Separate Account Trust - Nationwide Small Company Fund; Warburg Pincus Emerging Growth Fund.

Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until November 1998: American Century -Twentieth Century International Discovery Fund; Dreyfus Capital Appreciation Fund, Inc.; Dreyfus Premier Midcap Stock Fund; Federated Bond Fund; Fidelity Advisor Growth Opportunities Fund; Fidelity Advisor high Yield Fund; INVESCO Dynamics Fund; INVESCO Total Return Fund; Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B; Nationwide S&P 500(R) Index Fund; Neuberger Berman Partners Trust; Oppenheimer Global Fund - Class A; Prestige Balanced Fund - Class Y; Prestige International Fund - Class Y; Prestige Large Cap Growth Fund - Class Y; Prestige Large Cap Value Fund - Class Y; Prestige Small Cap Fund - Class Y.

                                   62 of 161

                         CONDENSED FINANCIAL INFORMATION

                                    TIER IV*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.70%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD        YEAR
    ----------------------------- ---------------------- --------------------- --------------------- --------------
    American Century:                   4.564673               5.860011               758,360            1997
                                  ---------------------- --------------------- --------------------- --------------
    Twentieth Century                   4.555235               4.564673               735,112            1996
                                  ---------------------- --------------------- --------------------- --------------
    Growth Fund
    ----------------------------- ---------------------- --------------------- --------------------- --------------
    American Century:                   1.573105               2.064969             1,088,027            1997
                                  ---------------------- --------------------- --------------------- --------------
    Twentieth Century                   1.528629               1.573105               949,150            1996
                                  ---------------------- --------------------- --------------------- --------------
    Select Fund
    ----------------------------- ---------------------- --------------------- --------------------- --------------
    American Century:                   2.070713               2.531889             4,964,637            1997
                                  ---------------------- --------------------- --------------------- --------------
    Twentieth Centuy Ultra              2.055839               2.070713             3,956,021            1996
                                  ---------------------- --------------------- --------------------- --------------
    Fund
    ----------------------------- ---------------------- --------------------- --------------------- --------------
    The Bond Fund                       2.156734               2.339554                55,496            1997
                                  ---------------------- --------------------- --------------------- --------------
    of America(R), Inc.                 2.128881               2.156734                46,844            1996
                                  ---------------------- --------------------- --------------------- --------------

    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Dreyfus S&P 500 Index               1.000000               1.219691             1,092,654            1997
                                  ---------------------- --------------------- --------------------- --------------
    Fund
    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Dreyfus                             2.757567               3.542562               428,452            1997
                                  ---------------------- --------------------- --------------------- --------------
    Third Century Fund, Inc.            2.700026               2.757567               244,163            1996
                                  ---------------------- --------------------- --------------------- --------------

    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Evergreen                           1.948299               2.429669                21,853            1997
                                  ---------------------- --------------------- --------------------- --------------
    Income and Growth                   1.875094               1.948299                27,416            1996
                                  ---------------------- --------------------- --------------------- --------------
    Fund (formerly
                                  ---------------------- --------------------- --------------------- --------------
    Evergreen Total Return
                                  ---------------------- --------------------- --------------------- --------------
    Fund)
    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Federated U.S. Government           1.144861               1.218047               114,003            1997
                                  ---------------------- --------------------- --------------------- --------------
    Securities Fund: 2-5 Years -        1.140792               1.144861               104,637            1996
                                  ---------------------- --------------------- --------------------- --------------
    Institutional Shares
    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Fidelity Asset                      1.253217               1.521688               538,872            1997
                                  ---------------------- --------------------- --------------------- --------------
    Manager(TM)                         1.214027               1.253217               456,745            1996
                                  ---------------------- --------------------- --------------------- --------------

    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Fidelity Capital                    4.098210               4.667941                22,307            1997
                                  ---------------------- --------------------- --------------------- --------------
    & Income Fund (formerly             4.015097               4.098210                22,770            1996
                                  ---------------------- --------------------- --------------------- --------------
    Fidelity High Income Fund)
    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Fidelity                            2.060621               2.516865             4,750,222            1997
                                  ---------------------- --------------------- --------------------- --------------
    Contrafund                          1.953501               2.060621             3,683,606            1996
                                  ---------------------- --------------------- --------------------- --------------

    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Fidelity                            5.361886               6.921001             2,389,431            1997
                                  ---------------------- --------------------- --------------------- --------------
    Equity-Income Fund                  5.110090               5.361886             1,989,159            1996
                                  ---------------------- --------------------- --------------------- --------------

    ----------------------------- ---------------------- --------------------- --------------------- --------------
    Fidelity  Magellan(R)               1.913894               2.405944             3,706,622            1997
                                  ---------------------- --------------------- --------------------- --------------
    Fund                                1.831593               1.913894             3,295,811            1996
                                  ---------------------- --------------------- --------------------- --------------

    ----------------------------- ---------------------- --------------------- --------------------- --------------
    The Growth                          2.693081               3.392534               170,540            1997
                                  ---------------------- --------------------- --------------------- --------------
    Fund of America(R), Inc.            2.519069               2.693081               158,421            1996
                                  ---------------------- --------------------- --------------------- --------------

    ----------------------------- ---------------------- --------------------- --------------------- --------------

                                   63 of 161

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------------- ---------------------- --------------------- --------------------- -----------
    The Income                          2.161814               2.622475               294,406           1997
                                  ---------------------- --------------------- --------------------- -----------
    Fund of America(R), Inc.            2.072418               2.161814               246,997           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    INVESCO Industrial Income           1.679200               2.108484               473,795           1997
                                  ---------------------- --------------------- --------------------- -----------
    Fund (formerly Financial            1.613204               1.679200               346,238           1996
                                  ---------------------- --------------------- --------------------- -----------
    Industrial Income Fund)
    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Janus Fund                          1.603947               1.954582             2,404,760           1997
                                  ---------------------- --------------------- --------------------- -----------
                                        1.550428               1.603947             1,696,374           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    MAS Funds Fixed                     1.230264               1.339063                91,023           1997
                                  ---------------------- --------------------- --------------------- -----------
    Income Portfolio                    1.215765               1.230264                27,573           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    MFS(R) Growth                       7.383255               9.038914                 5,735           1997
                                  ---------------------- --------------------- --------------------- -----------
    Opportunities Fund - Class A        7.065853               7.383255                 7,294           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    MFS(R) High Income Fund -           5.520479               6.186539                   105           1997
                                  ---------------------- --------------------- --------------------- -----------
    Class A                             5.410240               5.520479                   130           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Massachusetts                      10.885279              16.014540                   285           1997
                                  ---------------------- --------------------- --------------------- -----------
    Investors Growth                   10.489862              10.885279                   280           1996
                                  ---------------------- --------------------- --------------------- -----------
    Stock Fund - Class A
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Nationwide(R)                      14.970505              20.757521               142,531           1997
                                  ---------------------- --------------------- --------------------- -----------
    Fund - Class D                     14.282285              14.970505                54,398           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Nationwide(R)                       3.084270               3.866100               339,294           1997
                                  ---------------------- --------------------- --------------------- -----------
    Growth Fund - Class D               2.916904               3.084270               286,704           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Nationwide(R)                       2.886060               3.012668               985,611           1997
                                  ---------------------- --------------------- --------------------- -----------
    Money Market                        2.867525               2.886060             1,141,686           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Putnam Investors Fund -            13.600069              18.163138                 4,776           1997
                                  ---------------------- --------------------- --------------------- -----------
    Class A                            13.246425              13.600069                 4,735           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Putnam Voyager                      3.076140               3.848283             2,223,516           1997
                                  ---------------------- --------------------- --------------------- -----------
    Fund - Class A                      3.055871               3.076140             1,979,411           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Seligman Growth Fund, Inc. -       10.724703              12.578369                   684           1997
                                  ---------------------- --------------------- --------------------- -----------
    Class A                            10.357115              10.724703                   684           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------
    T. Rowe Price                       1.812803               1.848790               783,958           1997
                                  ---------------------- --------------------- --------------------- -----------
    International Stock                 1.725825               1.812803               881,585           1996
                                  ---------------------- --------------------- --------------------- -----------
    Fund(R)
    ----------------------------- ---------------------- --------------------- --------------------- -----------
    Templeton                           1.775020               1.879853             1,763,615           1997
                                  ---------------------- --------------------- --------------------- -----------
    Foreign Fund - Class I              1.678677               1.775020             1,461,504           1996
                                  ---------------------- --------------------- --------------------- -----------

    ----------------------------- ---------------------- --------------------- --------------------- -----------

                                   64 of 161

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.70% of average net assets on June 30, 1996.

** Unit information is not available for the year 1995.


Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until January 1998:
Janus Worldwide Fund; LifeDesigns Series - The Moderately Aggressive Portfolio; LifeDesigns Series - The Moderate Portfolio; LifeDesigns Series - The Moderately Conservative Portfolio; LifeDesigns Series - The Conservative Portfolio; Nationwide Separate Account Trust - Nationwide Small Company Fund; Warburg Pincus Emerging Growth Fund.

Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until November 1998: American Century -Twentieth Century International Discovery Fund; Dreyfus Capital Appreciation Fund, Inc.; Dreyfus Premier Midcap Stock Fund; Federated Bond Fund; Fidelity Advisor Growth Opportunities Fund; Fidelity Advisor high Yield Fund; INVESCO Dynamics Fund; INVESCO Total Return Fund; Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B; Nationwide S&P 500(R) Index Fund; Neuberger Berman Partners Trust; Oppenheimer Global Fund - Class A; Prestige Balanced Fund - Class Y; Prestige International Fund - Class Y; Prestige Large Cap Growth Fund - Class Y; Prestige Large Cap Value Fund - Class Y; Prestige Small Cap Fund - Class Y.

                                   65 of 161

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER V*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.65%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    AIM Equity Funds, Inc. -           2.057438               2.318983              2,389,104           1997
                                  ---------------------- --------------------- --------------------- ------------
    AIM Constellation Fund             1.897355               2.057438              1,258,757           1996
                                  ---------------------- --------------------- --------------------- ------------
    - Institutional Class
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    American Century:                  4.567407               5.866443              6,244,941           1997
                                  ---------------------- --------------------- --------------------- ------------
    Twentieth Century                  4.139808               4.567401              6,000,935           1996
                                  ---------------------- --------------------- --------------------- ------------
    Growth Fund
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    American Century:                  2.071951               2.534668             19,414,868           1997
                                  ---------------------- --------------------- --------------------- ------------
    Twentieth Centuy Ultra             1.858002               2.071951             16,258,739           1996
                                  ---------------------- --------------------- --------------------- ------------
    Fund
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    The Bond Fund                      2.158056               2.342166                736,645           1997
                                  ---------------------- --------------------- --------------------- ------------
    of America(R), Inc.                2.057925               2.158056                471,875           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Dreyfus                            2.759214               3.546449              2,302,999           1997
                                  ---------------------- --------------------- --------------------- ------------
    Third Century Fund, Inc.           2.421004               2.759214              1,592,562           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Evergreen                          1.949465               2.432337                433,149           1997
                                  ---------------------- --------------------- --------------------- ------------
    Income and Growth                  1.797507               1.949465                494,994           1996
                                  ---------------------- --------------------- --------------------- ------------
    Fund (formerly
                                  ---------------------- --------------------- --------------------- ------------
    Evergreen Total Return
                                  ---------------------- --------------------- --------------------- ------------
    Fund)
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity Capital & Income          4.100654               4.673077                 70,677           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund (formerly Fidelity High       3.891882               4.100654                 84,610           1996
                                  ---------------------- --------------------- --------------------- ------------
    Income Fund)
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity                           2.061853               2.519627              3,990,922           1997
                                  ---------------------- --------------------- --------------------- ------------
    Contrafund                         1.834521               2.061853              1,600,079           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity                           5.365090               6.928596              7,574,670           1997
                                  ---------------------- --------------------- --------------------- ------------
    Equity-Income Fund                 4.792632               5.365090              6,613,425           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity Growth &                  2.003791               2.591531              3,435,213           1997
                                  ---------------------- --------------------- --------------------- ------------
    Income Portfolio                   1.788691               2.003791              1,071,573           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Fidelity  Magellan(R)              1.915038               2.408585             16,840,881           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund                               1.732300               1.915038             15,847,180           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    MFS(R)Growth                       7.387670               9.048839              1,999,203           1997
                                  ---------------------- --------------------- --------------------- ------------
    Opportunities Fund - Class A       6.482021               7.387670              2,053,995           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    MFS(R)High Income Fund -           5.523771               6.193345                500,487           1997
                                  ---------------------- --------------------- --------------------- ------------
    Class A                            5.237254               5.523771                466,255           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Massachusetts                     10.891785              16.032114                271,730           1997
                                  ---------------------- --------------------- --------------------- ------------
    Investors Growth                   9.620839              10.891785                270,135           1996
                                  ---------------------- --------------------- --------------------- ------------
    Stock Fund - Class A
    ----------------------------- ---------------------- --------------------- --------------------- ------------

                                   66 of 161

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Nationwide(R)Bond Fund -            2.003508              2.175755                 51,355           1997
                                  ---------------------- --------------------- --------------------- ------------
    Class D                             1.902228              2.003508                 53,369           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Nationwide(R)                      14.979448             20.780295                721,864           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund - Class D                     13.293866             14.979448                408,411           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Nationwide(R)                       3.086114              3.870345                658,443           1997
                                  ---------------------- --------------------- --------------------- ------------
    Growth Fund - Class D               2.801588              3.086114                517,548           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Nationwide(R)                       2.887782              3.015983              3,131,282           1997
                                  ---------------------- --------------------- --------------------- ------------
    Money Market                        2.848502              2.887782              3,694,679           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Neuberger Berman                    1.367075              1.601873                614,486           1997
                                  ---------------------- --------------------- --------------------- ------------
    Guardian Fund, Inc.                 1.203016              1.367075                109,076           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Putnam                             13.608194             18.183069              1,771,233           1997
                                  ---------------------- --------------------- --------------------- ------------
    Investors Fund - Class A           12.172007             13.608194              1,571,300           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Putnam Voyager                      3.077980              3.852510              1,528,999           1997
                                  ---------------------- --------------------- --------------------- ------------
    Fund - Class A                      2.937103              3.077980                990,216           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    SEI Index Funds -                   2.965481              3.920739              3,689,771           1997
                                  ---------------------- --------------------- --------------------- ------------
    S&P 500 Index                       2.610748              2.965481                724,558           1996
                                  ---------------------- --------------------- --------------------- ------------
    Portfolio
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Seligman                           10.731114             12.592179                113,689           1997
                                  ---------------------- --------------------- --------------------- ------------
    Growth Fund, Inc. - Class A         9.693645             10.731114                121,166           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------
    T. Rowe Price                       1.813888              1.850821              4,875,751           1997
                                  ---------------------- --------------------- --------------------- ------------
    International Stock                 1.686337              1.813888              5,512,814           1996
                                  ---------------------- --------------------- --------------------- ------------
    Fund(R)
    ----------------------------- ---------------------- --------------------- --------------------- ------------
    Templeton                           1.776082              1.881918              1,092,861           1997
                                  ---------------------- --------------------- --------------------- ------------
    Foreign Fund - Class I              1.628310              1.776082                168,098           1996
                                  ---------------------- --------------------- --------------------- ------------

    ----------------------------- ---------------------- --------------------- --------------------- ------------

* For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.65% of average net assets on June 30, 1996.

**  Unit information is not available for the year 1995.


Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until January 1998:
Janus Worldwide Fund; LifeDesigns Series - The Moderately Aggressive Portfolio; LifeDesigns Series - The Moderate Portfolio; LifeDesigns Series - The Moderately Conservative Portfolio; LifeDesigns Series - The Conservative Portfolio; Nationwide Separate Account Trust - Nationwide Small Company Fund; Warburg Pincus Emerging Growth Fund.

Accumulation unit value information is not available for the following underlying mutual funds because they were not made available until November 1998: American Century -Twentieth Century

                                   67 of 161

International Discovery Fund; Dreyfus Capital Appreciation Fund, Inc.; Dreyfus Premier Midcap Stock Fund; Federated Bond Fund; Fidelity Advisor Growth Opportunities Fund; Fidelity Advisor high Yield Fund; INVESCO Dynamics Fund; INVESCO Total Return Fund; Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B; Nationwide S&P 500(R) Index Fund; Neuberger Berman Partners Trust; Oppenheimer Global Fund - Class A; Prestige Balanced Fund - Class Y; Prestige International Fund - Class Y; Prestige Large Cap Growth Fund - Class Y; Prestige Large Cap Value Fund - Class Y; Prestige Small Cap Fund - Class Y.

                                   68 of 161

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999


                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                    BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730 (TTY: 1-800-848-0833).


                                TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History....................................................................................... 1
Services.............................................................................................................. 1
Purchase of Securities Being Offered.................................................................................. 2
Underwriters.......................................................................................................... 2
Calculation of Performance............................................................................................ 2
Annuity Payments...................................................................................................... 8
Financial Statements.................................................................................................. 9

GENERAL INFORMATION AND HISTORY

The Nationwide DC Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide Insurance Enterprise and all of it's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

All assets of the variable account are held in custody for safekeeping by Nationwide. The assets of each sub-account will be kept physically segregated and held separate and apart from assets of other sub-accounts and from assets of any other firm, person, or corporation. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual fund held in each sub-account.

Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

                                   69 of 161

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For those plans which provide this contract and the Nationwide's Group Fixed Fund Retirement contract, the contract owner, or the participant if the plan so provides, may exchange accumulation units between any sub-account and the deposit fund of the Group Fixed Fund Retirement contract. Exchanges from the deposit fund to any sub-account will be subject to the limitations of the Group Fixed Fund Retirement contract. Exchanges will be effective when received in good order at Nationwide's home office.

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1997, 1996, and 1995, no underwriting commissions were paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

Any current yield quotations of the Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and the Nationwide Separate Account Trust- Money Market Fund subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation units at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1997, the Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and NSAT-Money Market Fund seven-day current yield was 4.23%, 3.83%, and 4.40%, respectively. The Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and NSAT Money Market Fund seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the underlying mutual fund, and at December 31, 1997 were 4.32%, 3.90% and 4.50%, respectively.

The Nationwide Money Market Fund, the Dreyfus Cash Management Fund, Nationwide Separate Account Trust- Money Market Fund Sub-Account yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the underlying mutual funds' portfolios, portfolio quality and average maturity, changes in interest rates, and the underlying mutual funds' expenses. Although each sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the underlying mutual funds' Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the Nationwide Money Market Fund Sub-Account, the Dreyfus Cash Management Fund - Class A Sub-Account, Nationwide Separate Account Trust Money Market Fund Sub-Account are not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

                                   70 of 161

Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been available in the variable account if the underlying mutual fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual return and nonstandardized total return quotations reflected below are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than the original cost.

ANNUITY PAYMENTS

See "retirement income payments" located in the prospectus.

                                   71 of 161

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


Assets:
   Investments at market value:

      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         353,123 shares (cost $9,814,177) ............................................   $    9,590,833

      American Century: Twentieth Century Growth Fund (ACTCGro)
         5,820,537 shares (cost $124,391,823) ........................................      139,751,098

      American Century: Twentieth Century Select Fund (ACTCSel)
         53,889 shares (cost $2,029,743) .............................................        2,295,131

      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         12,261,059 shares (cost $324,921,418) .......................................      334,726,919

      The Bond Fund of America(SM), Inc. (BdFdAm)
         891,354 shares (cost $12,244,809) ...........................................       12,478,950

      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         19,577 shares (cost $453,076) ...............................................          437,146

      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        14,039 shares (cost $255,992) ................................................          282,599

      Dreyfus Cash Management - Class A (DryCsMgt)
         280,979 shares (cost $280,979) ..............................................          280,979

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         1,018,745 shares (cost $28,751,343) .........................................       29,237,968

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         3,439,808 shares (cost $31,837,262) .........................................       36,152,385

      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         193,507 shares (cost $3,789,466) ............................................        4,630,612

      The Institutional Shares of Federated GNMA Trust (FedGNMA)
         84,604 shares (cost $945,490) ...............................................          958,562

      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
        237,513 shares (cost $2,498,293) .............................................        2,524,767

      Fidelity Asset Manager(TM) (FidAsMgr)
         361,947 shares (cost $6,132,945) ............................................        6,641,734

      Fidelity Capital & Income Fund (FidCapInc)
         137,300 shares (cost $1,223,378) ............................................        1,374,369

      Fidelity Contrafund (FidContr)
         5,374,235 shares (cost $216,052,916) ........................................      250,600,591

      Fidelity Equity-Income Fund (FidEqInc)
         5,615,995 shares (cost $209,919,501) ........................................      294,334,304

      Fidelity Growth & Income Portfolio (FidGrInc)
         233,635 shares (cost $8,374,913) ............................................        8,901,489

      Fidelity Magellan(R) Fund (FidMgln)
         2,403,663 shares (cost $189,857,516) ........................................      228,996,978

      The Growth Fund of America(R), Inc. (GroFdAm)
         723,811 shares (cost $12,215,214) ...........................................       13,593,179

      The Income Fund of America(R), Inc. (IncFdAm)
         1,032,931 shares (cost $16,631,222) .........................................       18,355,189

      INVESCO Industrial Income Fund, Inc. (InvIndInc)
         1,534,974 shares (cost $20,422,144) .........................................       22,886,469

      Janus Fund (JanFund)
         2,639,870 shares (cost $65,892,003) .........................................       65,732,768

      Janus Twenty Fund (Jan20Fd)
         531 shares (cost $18,331) ...................................................           16,459

      MAS Funds - Fixed Income Portfolio (MASFIP)
         223,094 shares (cost $2,666,574) ............................................        2,659,279

      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,999,018 shares (cost $23,875,723) .........................................       27,826,327

      MFS(R) High Income Fund - Class A (MFSHiInc)
         709,914 shares (cost $3,798,950) ............................................        3,925,825

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         580,079 shares (cost $6,431,749) ............................................        7,204,580

      Nationwide(R) Bond Fund (NWBdFd)
         11,726 shares (cost $107,869) ...............................................          111,750

      Nationwide(R) Fund (NWFund)
         2,844,581 shares (cost $58,840,651) .........................................       75,352,944

      Nationwide(R) Growth Fund (NWGroFd)
         681,066 shares (cost $8,684,403) ............................................        9,970,810

      Nationwide(R) Money Market Fund (NWMyMkt)
         45,685,723 shares (cost $45,685,723) ........................................       45,685,723

      Neuberger & Berman Guardian Fund (NBGuard)
         37,973 shares (cost $1,101,956) .............................................          983,491

      Neuberger & Berman Manhattan Fund (NBManhFd)
         11,339 shares (cost $134,200) ...............................................          124,843

      Neuberger & Berman Partners Fund (NBPartFd)
         76,015 shares (cost $2,209,884) .............................................        1,999,193

      Putnam Investors Fund - Class A (PutInvFd)
         4,002,278 shares (cost $35,706,575) .........................................       44,985,604

      Putnam Voyager Fund - Class A (PutVoyFd)
         7,238,618 shares (cost $117,476,335) ........................................      137,895,671

      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         497,766 shares (cost $14,146,931) ...........................................       15,256,513

      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         469,336 shares (cost $2,521,649) ............................................        2,853,565

      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,251,952 shares (cost $31,779,749) .........................................       30,221,189

                                                                     (Continued)

      Templeton Foreign Fund - Class I (TemForFd)
         8,112,299 shares (cost $81,035,996) .........................................       80,717,371

      American Century VP - American Century VP Balanced (ACVPBal)
         830 shares (cost $6,031) ....................................................            6,842

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,162 shares (cost $83,823) .................................................           79,009

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         357 shares (cost $8,306) ....................................................            8,913

      Dreyfus Stock Index Fund (DryStkIx)
         1,782 shares (cost $34,903) .................................................           45,889

      Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
         2,097 shares (cost $32,469) .................................................           37,762

      Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
         6,960 shares (cost $137,259) ................................................          168,985

      Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
         3,591 shares (cost $105,209) ................................................          133,242

      Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
         3,346 shares (cost $40,631) .................................................           45,435

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         8,313 shares (cost $145,630) ................................................          159,604

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,299 shares (cost $14,382) .................................................           14,783

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         8,360 shares (cost $8,360) ..................................................            8,360

      Nationwide SAT - Total Return Fund (NSATTotRe)
         7,892 shares (cost $110,139) ................................................          129,267

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         925 shares (cost $24,005) ...................................................           28,236

      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         598 shares (cost $8,207) ....................................................            8,440

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         1,429 shares (cost $21,046) .................................................           29,435
                                                                                         --------------
            Total investments ........................................................    1,973,460,358
   Accounts receivable ...............................................................       10,966,077
                                                                                         --------------
            Total assets .............................................................    1,984,426,435

Accounts payable .....................................................................       10,325,466
                                                                                         --------------
Contract owners' equity (note 4) .....................................................   $1,974,100,969
                                                                                         ==============

See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      TOTAL                                 AIMCon
                                                        ----------------------------------    ----------------------------------
                                                             1997                1996               1997               1996
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................  $    20,895,878         19,852,186                 --                 --
  Mortality and expense charges (note 2) .............       (8,777,426)        (7,324,869)           (83,193)           (53,871)
  Administration charge (note 2)
      Tier I .........................................       (4,398,894)        (3,675,030)           (55,661)           (44,853)
      Tier II ........................................       (1,173,353)        (1,000,535)                --                 --
      Tier III .......................................         (388,328)          (279,498)                --                 --
      Tier IV ........................................         (149,483)          (128,485)                --                 --
      Tier V .........................................         (420,645)          (361,137)            (6,404)            (1,210)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment activity ..........................        5,587,749          7,082,632           (145,258)           (99,934)

  Proceeds from mutual fund shares sold ..............      357,793,032        426,930,903         18,815,677          1,188,174
  Cost of mutual fund shares sold ....................     (303,606,933)      (365,983,789)       (15,735,318)          (823,994)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..............       54,186,099         60,947,114          3,080,359            364,180
  Change in unrealized gain (loss) on investments ....      102,369,350         33,461,531         (1,523,649)           713,388
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...................      156,555,449         94,408,645          1,556,710          1,077,568
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...........................      184,171,649         91,935,777            657,567            508,345
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............      346,314,847        193,427,054          2,069,019          1,485,979
                                                        ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................      453,926,543        391,105,511          7,859,657          6,347,755
  Transfers between funds ............................               --                 --         (1,122,286)         3,672,192
  Redemptions ........................................     (251,618,723)      (384,960,385)       (14,772,202)        (1,656,333)
  Annual contract maintenance charge (note 2) ........           (2,992)          (109,548)                --                 --
  Contingent deferred sales charges (note 2) .........          (14,054)            (4,539)              (695)              (313)
  Adjustments to maintain reserves ...................         (293,934)          (130,864)              (797)              (415)
                                                        ---------------    ---------------    ---------------    ---------------
      Net equity transactions ........................      201,996,840          5,900,175         (8,036,323)         8,362,886

  Net change in contract owners' equity ..............      548,311,687        199,327,229         (5,967,304)         9,848,865
  Contract owners' equity beginning of period ........    1,425,789,282      1,226,462,053         15,557,461          5,708,596
                                                        ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..............  $ 1,974,100,969      1,425,789,282          9,590,157         15,557,461
                                                        ===============    ===============    ===============    ===============

                                                                     AIMWein                               ACTCGro
                                                        ----------------------------------    ----------------------------------
                                                              1997               1996               1997               1996
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................               --             14,997                 --            964,074
  Mortality and expense charges (note 2) .............           (9,318)            (9,300)          (642,882)          (736,946)
  Administration charge (note 2)
      Tier I .........................................           (8,386)            (8,370)          (271,869)          (308,479)
      Tier II ........................................               --                 --            (93,304)          (126,718)
      Tier III .......................................               --                 --            (26,285)           (23,471)
      Tier IV ........................................               --                 --             (7,827)            (9,068)
      Tier V .........................................               --                 --            (48,240)           (52,202)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment activity ..........................          (17,704)            (2,673)        (1,090,407)          (292,810)

  Proceeds from mutual fund shares sold ..............        2,988,919            362,431         16,716,393         58,779,225
  Cost of mutual fund shares sold ....................       (2,485,069)          (306,808)       (16,558,938)       (63,406,533)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..............          503,850             55,623            157,455         (4,627,308)
  Change in unrealized gain (loss) on investments ....          (68,071)            26,347         10,717,229         21,683,917
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...................          435,779             81,970         10,874,684         17,056,609
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...........................               57            223,451         20,522,141          1,295,969
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............          418,132            302,748         30,306,418         18,059,768
                                                        ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................          430,962            537,314         14,467,218         17,388,418
  Transfers between funds ............................         (191,388)           (70,108)        (6,426,109)       (21,672,216)
  Redemptions ........................................       (2,774,113)          (177,736)       (12,448,292)       (49,435,421)
  Annual contract maintenance charge (note 2) ........               --                 --                 (4)           (25,093)
  Contingent deferred sales charges (note 2) .........               --                 --               (700)              (325)
  Adjustments to maintain reserves ...................             (440)                80              3,742             (3,642)
                                                        ---------------    ---------------    ---------------    ---------------
      Net equity transactions ........................       (2,534,979)           289,550         (4,404,145)       (53,748,279)

  Net change in contract owners' equity ..............       (2,116,847)           592,298         25,902,273        (35,688,511)
  Contract owners' equity beginning of period ........        2,116,847          1,524,549        113,853,751        149,542,262
                                                        ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..............               --          2,116,847        139,756,024        113,853,751
                                                        ===============    ===============    ===============    ===============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                   ACTCSel                          ACTCUltra
                                                        -----------------------------     -----------------------------
                                                            1997             1996             1997             1996
                                                        ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................    $      8,911           11,951          127,927               --
  Mortality and expense charges (note 2) ...........          (9,710)          (9,312)      (1,509,815)      (1,223,060)
  Administration charge (note 2)
      Tier I .......................................            (226)            (231)        (776,590)        (620,290)
      Tier II ......................................              --               --         (199,798)        (159,009)
      Tier III .....................................              --               --          (80,544)         (62,126)
      Tier IV ......................................          (3,783)          (3,622)         (21,246)         (19,777)
      Tier V .......................................              --               --          (62,951)         (54,629)
                                                        ------------     ------------     ------------     ------------
    Net investment activity ........................          (4,808)          (1,214)      (2,523,017)      (2,138,891)

  Proceeds from mutual fund shares sold ............         105,754          573,132       42,925,473       45,912,843
  Cost of mutual fund shares sold ..................         (82,007)        (503,535)     (28,943,858)     (33,382,579)
                                                        ------------     ------------     ------------     ------------
    Realized gain (loss) on investments ............          23,747           69,597       13,981,615       12,530,264
  Change in unrealized gain (loss) on investments ..         123,754           41,842      (23,440,931)       2,813,597
                                                        ------------     ------------     ------------     ------------
    Net gain (loss) on investments .................         147,501          111,439       (9,459,316)      15,343,861
                                                        ------------     ------------     ------------     ------------
  Reinvested capital gains .........................         357,648          136,147       68,012,104       14,628,040
                                                        ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         500,341          246,372       56,029,771       27,833,010
                                                        ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         237,869          144,642       76,463,255       77,539,281
  Transfers between funds ..........................          72,140         (297,684)      (3,905,194)      (4,202,211)
  Redemptions ......................................         (73,384)        (204,280)     (39,257,098)     (48,772,720)
  Annual contract maintenance charge (note 2) ......              --               --              (24)             (36)
  Contingent deferred sales charges (note 2) .......              --               --           (1,699)          (1,200)
  Adjustments to maintain reserves .................            (255)          (1,008)         (69,090)          16,497
                                                        ------------     ------------     ------------     ------------
      Net equity transactions ......................         236,370         (358,330)      33,230,150       24,579,611

  Net change in contract owners' equity ............         736,711         (111,958)      89,259,921       52,412,621
  Contract owners' equity beginning of period ......       1,558,172        1,670,130      245,403,535      192,990,914
                                                        ------------     ------------     ------------     ------------
  Contract owners' equity end of period ............    $  2,294,883        1,558,172      334,663,456      245,403,535
                                                        ============     ============     ============     ============

                                                                   BdFdAm                            DNYVenFd
                                                        -----------------------------     -----------------------------
                                                            1997             1996             1997             1996
                                                        ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................         831,172        1,046,187            2,454           21,123
  Mortality and expense charges (note 2) ...........         (59,085)         (73,390)         (20,053)         (17,262)
  Administration charge (note 2)
      Tier I .......................................         (33,669)         (41,477)         (16,533)          (5,711)
      Tier II ......................................          (8,744)         (13,677)          (1,346)          (8,733)
      Tier III .....................................          (2,293)          (2,065)              --               --
      Tier IV ......................................            (201)            (214)              --               --
      Tier V .......................................          (1,926)          (1,870)              --               --
                                                        ------------     ------------     ------------     ------------
    Net investment activity ........................         725,254          913,494          (35,478)         (10,583)

  Proceeds from mutual fund shares sold ............       5,280,682        8,814,167        8,604,728        3,456,609
  Cost of mutual fund shares sold ..................      (5,010,122)      (8,967,702)      (7,453,575)      (2,805,367)
                                                        ------------     ------------     ------------     ------------
    Realized gain (loss) on investments ............         270,560         (153,535)       1,151,153          651,242
  Change in unrealized gain (loss) on investments ..         (62,236)         (20,855)        (200,770)          14,694
                                                        ------------     ------------     ------------     ------------
    Net gain (loss) on investments .................         208,324         (174,390)         950,383          665,936
                                                        ------------     ------------     ------------     ------------
  Reinvested capital gains .........................              --               --           10,430           82,146
                                                        ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         933,578          739,104          925,335          737,499
                                                        ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................       2,017,698        3,181,588        4,085,503        1,804,566
  Transfers between funds ..........................        (215,164)      (1,049,358)       2,267,457          784,377
  Redemptions ......................................      (1,811,719)      (6,476,871)      (9,056,278)      (3,494,975)
  Annual contract maintenance charge (note 2) ......              (8)          (2,955)              --               --
  Contingent deferred sales charges (note 2) .......              --               --               --               --
  Adjustments to maintain reserves .................            (783)          (1,103)           8,950              165
                                                        ------------     ------------     ------------     ------------
      Net equity transactions ......................          (9,976)      (4,348,699)      (2,694,368)        (905,867)

  Net change in contract owners' equity ............         923,602       (3,609,595)      (1,769,033)        (168,368)
  Contract owners' equity beginning of period ......      11,554,576       15,164,171        2,215,046        2,383,414
                                                        ------------     ------------     ------------     ------------
  Contract owners' equity end of period ............      12,478,178       11,554,576          446,013        2,215,046
                                                        ============     ============     ============     ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  DeDecInc                        DryCsMgt
                                                        ----------------------------    ----------------------------
                                                            1997            1996            1997            1996
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................    $     7,552           7,849          54,849         136,743
  Mortality and expense charges (note 2) ...........         (1,261)         (1,071)         (5,071)        (13,528)
  Administration charge (note 2)
      Tier I .......................................           (889)           (785)         (3,079)         (2,135)
      Tier II ......................................           (157)           (111)         (1,320)         (8,925)
      Tier III .....................................            (46)            (37)             --              --
      Tier IV ......................................             --              --              --              --
      Tier V .......................................             --              --              --              --
                                                        -----------     -----------     -----------     -----------
    Net investment activity ........................          5,199           5,845          45,379         112,155

  Proceeds from mutual fund shares sold ............         32,460          37,688       6,117,696       6,819,165
  Cost of mutual fund shares sold ..................        (26,970)        (35,438)     (6,117,696)     (6,819,165)
                                                        -----------     -----------     -----------     -----------
    Realized gain (loss) on investments ............          5,490           2,250              --              --
  Change in unrealized gain (loss) on investments ..         14,342             821              --              --
                                                        -----------     -----------     -----------     -----------
    Net gain (loss) on investments .................         19,832           3,071              --              --
                                                        -----------     -----------     -----------     -----------
  Reinvested capital gains .........................         37,091          28,159              --              --
                                                        -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         62,122          37,075          45,379         112,155
                                                        -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         30,795          32,196         662,604         534,980
  Transfers between funds ..........................         (2,219)        (18,353)       (165,420)        345,922
  Redemptions ......................................        (31,221)        (19,904)     (1,416,011)     (2,682,910)
  Annual contract maintenance charge (note 2) ......             --              (4)             --              --
  Contingent deferred sales charges (note 2) .......             --              --              --              --
  Adjustments to maintain reserves .................             --            (135)           (171)           (243)
                                                        -----------     -----------     -----------     -----------
      Net equity transactions ......................         (2,645)         (6,200)       (918,998)     (1,802,251)

Net change in contract owners' equity ..............         59,477          30,875        (873,619)     (1,690,096)
Contract owners' equity beginning of period ........        223,128         192,253       1,154,439       2,844,535
                                                        -----------     -----------     -----------     -----------
Contract owners' equity end of period ..............    $   282,605         223,128         280,820       1,154,439
                                                        ===========     ===========     ===========     ===========

                                                                  Dry500Ix                       Dry3dCen
                                                        ----------------------------   ----------------------------
                                                            1997            1996           1997            1996
                                                        ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        284,069              --         62,610          42,627
  Mortality and expense charges (note 2) ...........        (35,171)             --       (145,644)        (95,294)
  Administration charge (note 2)
      Tier I .......................................        (14,618)             --        (65,097)        (45,192)
      Tier II ......................................         (9,421)             --        (16,969)        (12,596)
      Tier III .....................................         (3,048)             --         (7,994)         (3,757)
      Tier IV ......................................           (830)             --         (2,467)           (940)
      Tier V .......................................             --              --         (9,783)         (6,217)
                                                        -----------     -----------    -----------     -----------
    Net investment activity ........................        220,981              --       (185,344)       (121,369)

  Proceeds from mutual fund shares sold ............      2,486,482              --      3,259,863       6,090,694
  Cost of mutual fund shares sold ..................     (2,245,649)             --     (2,727,200)     (5,350,324)
                                                        -----------     -----------    -----------     -----------
    Realized gain (loss) on investments ............        240,833              --        532,663         740,370
  Change in unrealized gain (loss) on investments ..        486,625              --      3,474,496          41,428
                                                        -----------     -----------    -----------     -----------
    Net gain (loss) on investments .................        727,458              --      4,007,159         781,798
                                                        -----------     -----------    -----------     -----------
  Reinvested capital gains .........................        433,206              --      2,817,470       2,973,237
                                                        -----------     -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      1,381,645              --      6,639,285       3,633,666
                                                        -----------     -----------    -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................      8,226,484              --      9,162,128       4,244,258
  Transfers between funds ..........................     10,392,894              --      2,904,857       2,628,824
  Redemptions ......................................       (763,066)             --     (2,496,781)     (5,116,680)
  Annual contract maintenance charge (note 2) ......             --              --             --              --
  Contingent deferred sales charges (note 2) .......             --              --             --              --
  Adjustments to maintain reserves .................       (170,387)             --         (3,144)            265
                                                        -----------     -----------    -----------     -----------
      Net equity transactions ......................     17,685,925              --      9,567,060       1,756,667

Net change in contract owners' equity ..............     19,067,570              --     16,206,345       5,390,333
Contract owners' equity beginning of period ........             --              --     19,942,835      14,552,502
                                                        -----------     -----------    -----------     -----------
Contract owners' equity end of period ..............     19,067,570              --     36,149,180      19,942,835
                                                        ===========     ===========    ===========     ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     EvIncGro                      FedGNMA
                                                            -------------------------     -------------------------
                                                               1997           1996           1997            1996
                                                            ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................    $  204,120        267,495         49,431         44,688
  Mortality and expense charges (note 2) ...............       (21,764)       (28,011)        (3,754)        (3,329)
  Administration charge (note 2)
      Tier I ...........................................        (9,480)       (10,537)        (3,378)        (2,996)
      Tier II ..........................................        (4,090)        (6,618)            --             --
      Tier III .........................................          (587)          (499)            --             --
      Tier IV ..........................................          (102)          (224)            --             --
      Tier V ...........................................        (1,465)        (1,992)            --             --
                                                            ----------     ----------     ----------     ----------
    Net investment activity ............................       166,632        219,614         42,299         38,363

  Proceeds from mutual fund shares sold ................       847,065      2,360,157        440,928        203,672
  Cost of mutual fund shares sold ......................      (754,439)    (2,355,105)      (428,095)      (209,513)
                                                            ----------     ----------     ----------     ----------
    Realized gain (loss) on investments ................        92,626          5,052         12,833         (5,841)
  Change in unrealized gain (loss) on investments ......       409,277        329,828            493         (5,208)
                                                            ----------     ----------     ----------     ----------
    Net gain (loss) on investments .....................       501,903        334,880         13,326        (11,049)
                                                            ----------     ----------     ----------     ----------
  Reinvested capital gains .............................       285,501             --             --             --
                                                            ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       954,036        554,494         55,625         27,314
                                                            ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       314,114        537,355         97,632        152,176
  Transfers between funds ..............................      (630,620)      (879,504)       396,046         (7,769)
  Redemptions ..........................................      (327,850)    (1,565,234)      (299,846)       (94,659)
  Annual contract maintenance charge (note 2) ..........            --             --             --             --
  Contingent deferred sales charges (note 2) ...........            --             --           (165)           (11)
  Adjustments to maintain reserves .....................            44            120             (5)           (70)
                                                            ----------     ----------     ----------     ----------
      Net equity transactions ..........................      (644,312)    (1,907,263)       193,662         49,667

Net change in contract owners' equity ..................       309,724     (1,352,769)       249,287         76,981
Contract owners' equity beginning of period ............     4,320,926      5,673,695        709,278        632,297
                                                            ----------     ----------     ----------     ----------
Contract owners' equity end of period ..................    $4,630,650      4,320,926        958,565        709,278
                                                            ==========     ==========     ==========     ==========

                                                                     FedUSGvt                      FidAsMgr
                                                            -------------------------     -------------------------
                                                               1997           1996           1997            1996
                                                            ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................       122,936        109,980        200,644        228,299
  Mortality and expense charges (note 2) ...............       (11,028)       (11,497)       (29,750)       (34,006)
  Administration charge (note 2)
      Tier I ...........................................        (6,630)        (4,151)       (17,550)       (14,080)
      Tier II ..........................................        (1,877)        (1,950)        (3,833)       (10,889)
      Tier III .........................................          (400)          (395)        (1,227)          (919)
      Tier IV ..........................................          (259)          (317)        (1,365)        (1,288)
      Tier V ...........................................            --           (899)            --             --
                                                            ----------     ----------     ----------     ----------
    Net investment activity ............................       102,742         90,771        146,919        167,117

  Proceeds from mutual fund shares sold ................     1,662,873      1,653,358      1,776,704      4,210,588
  Cost of mutual fund shares sold ......................    (1,668,080)    (1,626,128)    (1,379,459)    (3,630,222)
                                                            ----------     ----------     ----------     ----------
    Realized gain (loss) on investments ................        (5,207)        27,230        397,245        580,366
  Change in unrealized gain (loss) on investments ......        33,840        (66,217)       219,715       (264,491)
                                                            ----------     ----------     ----------     ----------
    Net gain (loss) on investments .....................        28,633        (38,987)       616,960        315,875
                                                            ----------     ----------     ----------     ----------
  Reinvested capital gains .............................            --             --        370,511        221,907
                                                            ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       131,375         51,784      1,134,390        704,899
                                                            ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       665,677        966,775      1,689,785      2,180,472
  Transfers between funds ..............................        36,017       (704,468)       (77,999)      (890,070)
  Redemptions ..........................................      (329,946)      (386,399)    (1,129,423)    (3,521,012)
  Annual contract maintenance charge (note 2) ..........            --             --             --             --
  Contingent deferred sales charges (note 2) ...........            --             --            (42)            --
  Adjustments to maintain reserves .....................          (158)          (286)         2,277           (410)
                                                            ----------     ----------     ----------     ----------
      Net equity transactions ..........................       371,590       (124,378)       484,598     (2,231,020)

Net change in contract owners' equity ..................       502,965        (72,594)     1,618,988     (1,526,121)
Contract owners' equity beginning of period ............     2,021,665      2,094,259      5,023,827      6,549,948
                                                            ----------     ----------     ----------     ----------
Contract owners' equity end of period ..................     2,524,630      2,021,665      6,642,815      5,023,827
                                                            ==========     ==========     ==========     ==========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                   FidCapInc                          FidContr
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $     94,905          117,308        1,712,764        1,545,421
  Mortality and expense charges (note 2) ............          (6,810)          (7,639)      (1,095,804)        (734,971)
  Administration charge (note 2)
      Tier I ........................................          (2,241)          (2,409)        (644,732)        (432,587)
      Tier II .......................................            (657)          (1,277)        (155,250)        (119,426)
      Tier III ......................................            (831)            (316)         (60,205)         (37,618)
      Tier IV .......................................            (170)            (207)         (19,745)         (14,872)
      Tier V ........................................            (506)            (697)         (10,700)          (1,548)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................          83,690          104,763         (273,672)         204,399

  Proceeds from mutual fund shares sold .............         181,090          500,552       24,431,745       26,450,915
  Cost of mutual fund shares sold ...................        (133,415)        (364,126)     (15,172,449)     (20,427,691)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............          47,675          136,426        9,259,296        6,023,224
  Change in unrealized gain (loss) on investments ...          43,602         (106,075)      11,711,270        9,814,737
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................          91,277           30,351       20,970,566       15,837,961
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................              --               --       21,858,485       11,581,370
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............         174,967          135,114       42,555,379       27,623,730
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................              --              (23)      71,455,791       55,820,118
  Transfers between funds ...........................         (47,356)         (62,523)       2,764,788       13,444,223
  Redemptions .......................................        (120,296)        (425,397)     (35,148,446)     (34,561,066)
  Annual contract maintenance charge (note 2) .......              --               --              (12)              --
  Contingent deferred sales charges (note 2) ........              --               --               --              (16)
  Adjustments to maintain reserves ..................             (69)            (257)         (25,659)         (77,234)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................        (167,721)        (488,200)      39,046,462       34,626,025

  Net change in contract owners' equity .............           7,246         (353,086)      81,601,841       62,249,755
  Contract owners' equity beginning of period .......       1,367,071        1,720,157      168,983,800      106,734,045
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $  1,374,317        1,367,071      250,585,641      168,983,800
                                                         ============     ============     ============     ============

                                                                   FidEqInc                           FidGrInc
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       4,846,247        4,458,988          171,835          120,582
  Mortality and expense charges (note 2) ............      (1,228,965)        (951,325)         (72,380)         (34,818)
  Administration charge (note 2)
      Tier I ........................................        (555,462)        (427,937)         (39,476)         (31,336)
      Tier II .......................................        (182,609)        (124,216)              --               --
      Tier III ......................................         (56,191)         (40,047)              --               --
      Tier IV .......................................         (27,411)         (23,180)              --               --
      Tier V ........................................         (66,404)         (58,763)          (8,555)              --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................       2,729,205        2,833,520           51,424           54,428

  Proceeds from mutual fund shares sold .............       7,591,614       32,470,928       15,556,109        3,117,754
  Cost of mutual fund shares sold ...................      (4,094,211)     (18,103,159)     (12,289,818)      (2,524,726)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       3,497,403       14,367,769        3,266,291          593,028
  Change in unrealized gain (loss) on investments ...      43,670,084        6,810,967         (795,078)         345,172
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................      47,167,487       21,178,736        2,471,213          938,200
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................      10,700,332        8,080,048          617,392          306,623
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      60,597,024       32,092,304        3,140,029        1,299,251
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................      49,555,826       37,796,687        8,903,236        4,132,838
  Transfers between funds ...........................       7,627,274        6,082,051        1,906,025        1,663,942
  Redemptions .......................................     (16,944,810)     (41,406,202)     (15,606,356)      (3,534,384)
  Annual contract maintenance charge (note 2) .......              --          (17,665)              --               --
  Contingent deferred sales charges (note 2) ........          (2,187)            (190)              --               --
  Adjustments to maintain reserves ..................          (2,091)          (6,538)             973                2
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      40,234,012        2,448,143       (4,796,122)       2,262,398

  Net change in contract owners' equity .............     100,831,036       34,540,447       (1,656,093)       3,561,649
  Contract owners' equity beginning of period .......     193,502,053      158,961,606       10,558,554        6,996,905
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............     294,333,089      193,502,053        8,902,461       10,558,554
                                                         ============     ============     ============     ============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     FidMgIn                             FidOTC
                                                         -------------------------------     ------------------------------
                                                              1997              1996              1997             1996
                                                         -------------     -------------     -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $   2,776,362         2,347,353                --               --
  Mortality and expense charges (note 2) ............       (1,029,833)         (928,190)               --               --
  Administration charge (note 2)
      Tier I ........................................         (554,264)         (489,031)               --               --
      Tier II .......................................         (107,173)          (84,316)               --               --
      Tier III ......................................          (39,771)          (34,922)               --               --
      Tier IV .......................................          (15,441)          (14,932)               --               --
      Tier V ........................................          (52,539)          (55,169)               --               --
                                                         -------------     -------------     -------------    -------------
    Net investment activity .........................          977,341           740,793                --               --

  Proceeds from mutual fund shares sold .............       17,843,381        25,879,725                --           78,420
  Cost of mutual fund shares sold ...................      (14,477,806)      (22,802,539)               --          (80,480)
                                                         -------------     -------------     -------------    -------------
    Realized gain (loss) on investments .............        3,365,575         3,077,186                --           (2,060)
  Change in unrealized gain (loss) on investments ...       29,086,622       (11,383,877)               --            2,064
                                                         -------------     -------------     -------------    -------------
    Net gain (loss) on investments ..................       32,452,197        (8,306,691)               --                4
                                                         -------------     -------------     -------------    -------------
  Reinvested capital gains ..........................       11,739,123        25,354,072                --               --
                                                         -------------     -------------     -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       45,168,661        17,788,174                --                4
                                                         -------------     -------------     -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       41,946,309        53,096,333                --               --
  Transfers between funds ...........................      (12,805,250)      (32,238,041)               --               --
  Redemptions .......................................      (22,357,376)      (20,782,223)               --          (78,420)
  Annual contract maintenance charge (note 2) .......               --                --                --               --
  Contingent deferred sales charges (note 2) ........           (1,445)             (808)               --               --
  Adjustments to maintain reserves ..................           (7,838)           (4,540)               --               (4)
                                                         -------------     -------------     -------------    -------------
      Net equity transactions .......................        6,774,400            70,721                --          (78,424)

  Net change in contract owners' equity .............       51,943,061        17,858,895                --          (78,420)
  Contract owners' equity beginning of period .......      177,046,208       159,187,313                --           78,420
                                                         -------------     -------------     -------------    -------------
  Contract owners' equity end of period .............    $ 228,989,269       177,046,208                --               --
                                                         =============     =============     =============    =============


                                                                     GroFdAm                             IncFdAm
                                                         -------------------------------     -------------------------------
                                                              1997              1996              1997             1996
                                                         -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................           83,852            85,990           802,807         1,014,512
  Mortality and expense charges (note 2) ............          (57,706)          (76,212)          (86,189)          (93,298)
  Administration charge (note 2)
      Tier I ........................................          (34,281)          (54,923)          (55,580)          (67,682)
      Tier II .......................................           (7,916)           (5,621)          (12,467)           (8,905)
      Tier III ......................................           (4,327)           (3,446)           (3,364)           (2,368)
      Tier IV .......................................           (1,003)             (967)           (1,297)           (1,207)
      Tier V ........................................               --                --                --                --
                                                         -------------     -------------     -------------     -------------
    Net investment activity .........................          (21,381)          (55,179)          643,910           841,052

  Proceeds from mutual fund shares sold .............        1,428,368        11,929,973         3,825,869         7,389,650
  Cost of mutual fund shares sold ...................       (1,129,814)       (9,375,437)       (2,940,941)       (6,503,900)
                                                         -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .............          298,554         2,554,536           884,928           885,750
  Change in unrealized gain (loss) on investments ...          937,071        (1,344,244)          357,933          (190,102)
                                                         -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..................        1,235,625         1,210,292         1,242,861           695,648
                                                         -------------     -------------     -------------     -------------
  Reinvested capital gains ..........................        1,328,724           672,289         1,368,961           952,784
                                                         -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............        2,542,968         1,827,402         3,255,732         2,489,484
                                                         -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................        2,447,734         3,842,164         3,463,650         4,244,393
  Transfers between funds ...........................         (330,586)         (522,247)         (263,093)       (1,138,464)
  Redemptions .......................................         (846,573)      (11,256,013)       (3,321,842)       (6,743,100)
  Annual contract maintenance charge (note 2) .......               --            (6,535)               --                --
  Contingent deferred sales charges (note 2) ........               --                --                --                --
  Adjustments to maintain reserves ..................             (854)             (708)              170              (872)
                                                         -------------     -------------     -------------     -------------
      Net equity transactions .......................        1,269,721        (7,943,339)         (121,115)       (3,638,043)

  Net change in contract owners' equity .............        3,812,689        (6,115,937)        3,134,617        (1,148,559)
  Contract owners' equity beginning of period .......        9,779,679        15,895,616        15,220,788        16,369,347
                                                         -------------     -------------     -------------     -------------
  Contract owners' equity end of period .............       13,592,368         9,779,679        18,355,405        15,220,788
                                                         =============     =============     =============     =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996




                                                                   InvIndInc                          JanFund
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $    503,142          519,784          504,628          310,689
  Mortality and expense charges (note 2) ............        (102,486)         (87,753)        (263,647)        (147,723)
  Administration charge (note 2)
      Tier I ........................................         (68,066)         (58,875)        (155,821)         (90,100)
      Tier II .......................................         (15,321)         (13,634)         (40,695)         (19,019)
      Tier III ......................................          (2,187)          (1,437)         (12,305)          (7,216)
      Tier IV .......................................          (1,625)          (1,159)          (7,654)          (4,725)
      Tier V ........................................              --               --               --               --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         313,457          356,926           24,506           41,906

  Proceeds from mutual fund shares sold .............       2,918,824        6,354,821        1,817,544        5,274,235
  Cost of mutual fund shares sold ...................      (2,133,346)      (5,655,544)      (1,287,899)      (4,248,259)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............         785,478          699,277          529,645        1,025,976
  Change in unrealized gain (loss) on investments ...       1,085,683          234,134       (1,083,219)        (822,680)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,871,161          933,411         (553,574)         203,296
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       2,264,235        1,190,695       10,329,860        4,343,103
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       4,448,853        2,481,032        9,800,792        4,588,305
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       5,518,647        5,610,132       22,193,127       13,945,193
  Transfers between funds ...........................         (42,962)        (563,565)         385,853        6,909,943
  Redemptions .......................................      (3,356,403)      (6,639,034)      (3,993,919)      (6,395,457)
  Annual contract maintenance charge (note 2) .......              --           (2,841)              --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................            (284)          (1,143)          (6,804)          (1,049)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................       2,118,998       (1,596,451)      18,578,257       14,458,630

  Net change in contract owners' equity .............       6,567,851          884,581       28,379,049       19,046,935
  Contract owners' equity beginning of period .......      16,322,252       15,437,671       37,346,871       18,299,936
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 22,890,103       16,322,252       65,725,920       37,346,871
                                                         ============     ============     ============     ============



                                                                    Jan20Fd                           MASFIP
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              45            1,383          131,839           57,963
  Mortality and expense charges (note 2) ............            (643)            (664)          (9,679)          (4,231)
  Administration charge (note 2)
      Tier I ........................................            (578)            (598)          (5,793)          (2,507)
      Tier II .......................................              --               --           (1,213)            (652)
      Tier III ......................................              --               --             (733)            (262)
      Tier IV .......................................              --               --             (202)             (77)
      Tier V ........................................              --               --               --               --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................          (1,176)             121          114,219           50,234

  Proceeds from mutual fund shares sold .............         571,046          178,295        1,183,622          558,613
  Cost of mutual fund shares sold ...................        (609,105)        (153,190)      (1,164,040)        (557,602)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............         (38,059)          25,105           19,582            1,011
  Change in unrealized gain (loss) on investments ...          33,644          (36,405)          (6,279)          (3,811)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................          (4,415)         (11,300)          13,303           (2,800)
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................           2,061           40,485           34,732           12,299
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............          (3,530)          29,306          162,254           59,733
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         215,002          264,436          892,120          819,228
  Transfers between funds ...........................         124,576           60,880          562,385          112,068
  Redemptions .......................................        (569,390)        (146,847)        (220,277)        (151,855)
  Annual contract maintenance charge (note 2) .......              --               --               --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................               4               --             (131)            (209)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................        (229,808)         178,469        1,234,097          779,232

  Net change in contract owners' equity .............        (233,338)         207,775        1,396,351          838,965
  Contract owners' equity beginning of period .......         249,793           42,018        1,262,922          423,957
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............          16,455          249,793        2,659,273        1,262,922
                                                         ============     ============     ============     ============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996




                                                                   MFSGrOpp                           MFSHiInc
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $         --               --          312,636          337,552
  Mortality and expense charges (note 2) ............        (134,126)        (140,948)         (18,058)         (23,190)
  Administration charge (note 2)
      Tier I ........................................         (22,570)         (27,772)          (2,559)          (4,661)
      Tier II .......................................         (11,636)         (10,430)            (655)            (908)
      Tier III ......................................          (5,520)          (4,357)            (418)            (119)
      Tier IV .......................................            (108)            (145)              (1)              (2)
      Tier V ........................................         (25,510)         (26,829)          (4,109)          (5,002)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................        (199,470)        (210,481)         286,836          303,670

  Proceeds from mutual fund shares sold .............       4,369,685        3,751,453        2,220,329        1,645,150
  Cost of mutual fund shares sold ...................      (3,326,454)      (3,254,502)      (2,126,593)      (1,605,880)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       1,043,231          496,951           93,736           39,270
  Change in unrealized gain (loss) on investments ...         846,207        1,417,206           19,624           79,309
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,889,438        1,914,157          113,360          118,579
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       3,444,649        2,751,576               --               --
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       5,134,617        4,455,252          400,196          422,249
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       1,426,143        1,180,246          610,811          352,677
  Transfers between funds ...........................        (942,811)        (773,129)        (123,874)        (369,285)
  Redemptions .......................................      (3,228,399)      (2,771,393)        (708,681)        (651,164)
  Annual contract maintenance charge (note 2) .......              --              (27)              --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................         (21,750)         (18,619)          (2,782)            (353)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      (2,766,817)      (2,382,922)        (224,526)        (668,125)

  Net change in contract owners' equity .............       2,367,800        2,072,330          175,670         (245,876)
  Contract owners' equity beginning of period .......      25,459,101       23,386,771        3,747,401        3,993,277
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 27,826,901       25,459,101        3,923,071        3,747,401
                                                         ============     ============     ============     ============



                                                                   MFSGrStk                            NWBdFd
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................           3,241               --            8,172           11,782
  Mortality and expense charges (note 2) ............         (30,470)         (30,903)            (641)          (1,101)
  Administration charge (note 2)
      Tier I ........................................          (8,816)          (7,969)             (76)            (213)
      Tier II .......................................          (1,116)          (2,829)              --               --
      Tier III ......................................            (501)            (410)              --               --
      Tier IV .......................................              (8)              (7)              --               --
      Tier V ........................................          (5,527)          (5,343)            (167)            (259)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         (43,197)         (47,461)           7,288           10,209

  Proceeds from mutual fund shares sold .............         806,782        1,529,884           78,071          136,724
  Cost of mutual fund shares sold ...................        (796,449)      (1,482,189)         (82,229)        (134,113)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............          10,333           47,695           (4,158)           2,611
  Change in unrealized gain (loss) on investments ...       1,199,210         (205,079)           6,157          (10,029)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,209,543         (157,384)           1,999           (7,418)
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       1,104,545        1,217,085               --               --
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       2,270,891        1,012,240            9,287            2,791
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         560,733          492,179           22,759           62,411
  Transfers between funds ...........................          54,405         (274,332)         (33,788)         (43,758)
  Redemptions .......................................        (695,501)      (1,144,387)         (46,264)         (44,847)
  Annual contract maintenance charge (note 2) .......            (486)            (519)              --               --
  Contingent deferred sales charges (note 2) ........            (456)            (128)              --               --
  Adjustments to maintain reserves ..................             451             (830)             (12)             (35)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................         (80,854)        (928,017)         (57,305)         (26,229)

  Net change in contract owners' equity .............       2,190,037           84,223          (48,018)         (23,438)
  Contract owners' equity beginning of period .......       5,014,974        4,930,751          159,754          183,192
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............       7,205,011        5,014,974          111,736          159,754
                                                         ============     ============     ============     ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


NWMyMkt  NBGuard


                                                                    NWFund                            NWGroFd
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $    690,370          609,726           68,821           98,234
  Mortality and expense charges (note 2) ............        (266,484)        (191,658)         (44,059)         (50,111)
  Administration charge (note 2)
      Tier I ........................................        (123,555)         (96,358)         (17,354)         (20,206)
      Tier II .......................................         (35,569)         (27,976)          (5,594)          (9,047)
      Tier III ......................................         (14,919)          (7,436)          (1,245)            (972)
      Tier IV .......................................          (3,750)          (1,643)          (2,168)          (2,176)
      Tier V ........................................         (15,150)          (9,936)          (3,087)          (2,787)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         230,943          274,719           (4,686)          12,935

  Proceeds from mutual fund shares sold .............       3,524,263       14,865,042          888,498        4,378,762
  Cost of mutual fund shares sold ...................      (2,432,914)     (11,883,176)        (640,663)      (3,358,066)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       1,091,349        2,981,866          247,835        1,020,696
  Change in unrealized gain (loss) on investments ...      11,194,545        1,906,009          428,346         (277,957)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................      12,285,894        4,887,875          676,181          742,739
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       3,686,826        2,216,305        1,209,332          534,447
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      16,203,663        7,378,899        1,880,827        1,290,121
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................      15,483,476        5,277,378        1,294,729        1,185,223
  Transfers between funds ...........................      13,256,766       (2,809,029)        (227,077)      (1,384,376)
  Redemptions .......................................      (4,206,078)     (10,666,892)        (510,560)      (3,340,229)
  Annual contract maintenance charge (note 2) .......          (1,088)          (3,430)              --             (951)
  Contingent deferred sales charges (note 2) ........            (897)          (1,525)              --               --
  Adjustments to maintain reserves ..................             433           (4,940)              95             (883)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      24,532,612       (8,208,438)         557,187       (3,541,216)

  Net change in contract owners' equity .............      40,736,275         (829,539)       2,438,014       (2,251,095)
  Contract owners' equity beginning of period .......      34,591,092       35,420,631        7,532,918        9,784,013
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 75,327,367       34,591,092        9,970,932        7,532,918
                                                         ============     ============     ============     ============



                                                                    NWMyMkt                           NBGuard
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       2,956,768        2,752,685            4,553              818
  Mortality and expense charges (note 2) ............        (298,652)        (305,814)          (3,053)            (199)
  Administration charge (note 2)
      Tier I ........................................         (99,691)        (113,053)              --               --
      Tier II .......................................         (78,281)         (71,393)              --               --
      Tier III ......................................          (9,259)          (7,717)              --               --
      Tier IV .......................................          (6,949)          (7,408)              --               --
      Tier V ........................................         (17,169)         (17,873)            (916)             (60)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................       2,446,767        2,229,427              584              559

  Proceeds from mutual fund shares sold .............      90,261,974       49,156,048          453,514           48,535
  Cost of mutual fund shares sold ...................     (90,261,974)     (49,156,048)        (414,080)         (46,031)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............              --               --           39,434            2,504
  Change in unrealized gain (loss) on investments ...              --               --         (121,548)           3,082
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................              --               --          (82,114)           5,586
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................              --               --          128,744            6,718
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       2,446,767        2,229,427           47,214           12,863
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       9,680,836        9,722,355          620,995           51,062
  Transfers between funds ...........................      (8,123,293)      10,132,289          226,325           90,814
  Redemptions .......................................      (6,330,019)     (19,598,410)         (60,295)          (5,488)
  Annual contract maintenance charge (note 2) .......             (15)          (7,285)              --               --
  Contingent deferred sales charges (note 2) ........          (2,230)              --               --               --
  Adjustments to maintain reserves ..................          25,609          (11,502)             838                1
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      (4,749,112)         237,447          787,863          136,389

  Net change in contract owners' equity .............      (2,302,345)       2,466,874          835,077          149,252
  Contract owners' equity beginning of period .......      58,928,944       56,462,070          149,252               --
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............      56,626,599       58,928,944          984,329          149,252
                                                         ============     ============     ============     ============


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NBManhFd                         NBPartFd
                                                             ------------------------        ----------------------------
                                                               1997            1996             1997              1996
                                                             --------        --------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $     --              --            11,614                --
  Mortality and expense charges (note 2) ...............         (810)         (1,891)           (4,937)               --
  Administration charge (note 2)
      Tier I ...........................................         (729)         (1,702)           (4,443)               --
      Tier II ..........................................           --              --                --                --
      Tier III .........................................           --              --                --                --
      Tier IV ..........................................           --              --                --                --
      Tier V ...........................................           --              --                --                --
                                                             --------        --------        ----------        ----------
    Net investment activity ............................       (1,539)         (3,593)            2,234                --

  Proceeds from mutual fund shares sold ................      223,724         683,440           359,092                --
  Cost of mutual fund shares sold ......................     (233,494)       (603,228)         (298,999)               --
                                                             --------        --------        ----------        ----------
    Realized gain (loss) on investments ................       (9,770)         80,212            60,093                --
  Change in unrealized gain (loss) on investments ......       14,259         (84,746)         (210,691)               --
                                                             --------        --------        ----------        ----------
    Net gain (loss) on investments .....................        4,489          (4,534)         (150,598)               --
                                                             --------        --------        ----------        ----------
  Reinvested capital gains .............................       31,773          36,716           356,973                --
                                                             --------        --------        ----------        ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       34,723          28,589           208,609                --
                                                             --------        --------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       19,016          54,284           350,067                --
  Transfers between funds ..............................      (53,207)       (158,418)        1,620,917                --
  Redemptions ..........................................     (170,571)       (521,670)         (180,319)               --
  Annual contract maintenance charge (note 2) ..........           --              --                --                --
  Contingent deferred sales charges (note 2) ...........           --              --               (81)               --
  Adjustments to maintain reserves .....................          (24)            (16)              (49)               --
                                                             --------        --------        ----------        ----------
      Net equity transactions ..........................     (204,786)       (625,820)        1,790,535                --

  Net change in contract owners' equity ................     (170,063)       (597,231)        1,999,144                --
  Contract owners' equity beginning of period ..........      294,879         892,110                --                --
                                                             --------        --------        ----------        ----------
  Contract owners' equity end of period ................      124,816         294,879         1,999,144                --
                                                             ========        ========        ==========        ==========

                                                                        PutInvFd                              PutVoyFd
                                                              ------------------------------        -------------------------------
                                                                   1997               1996               1997                1996
                                                              -----------        -----------        ------------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          151,621            177,791                  --                 --
  Mortality and expense charges (note 2) ...............         (195,092)          (215,499)           (555,728)          (405,453)
  Administration charge (note 2)
      Tier I ...........................................          (40,182)           (66,267)           (309,069)          (249,379)
      Tier II ..........................................           (9,409)           (14,602)            (83,941)           (47,574)
      Tier III .........................................           (2,362)            (1,673)            (30,283)           (20,916)
      Tier IV ..........................................             (153)              (181)            (14,092)           (11,410)
      Tier V ...........................................          (40,310)           (36,112)             (6,508)            (1,654)
                                                              -----------        -----------        ------------        -----------
    Net investment activity ............................         (135,887)          (156,543)           (999,621)          (736,386)

  Proceeds from mutual fund shares sold ................        4,687,426         16,120,252           3,521,888         29,750,407
  Cost of mutual fund shares sold ......................       (3,887,599)       (13,829,607)         (2,454,300)       (19,681,984)
                                                              -----------        -----------        ------------        -----------
    Realized gain (loss) on investments ................          799,827          2,290,645           1,067,588         10,068,423
  Change in unrealized gain (loss) on investments ......        6,208,349            929,669          16,465,312         (7,567,617)
                                                              -----------        -----------        ------------        -----------
    Net gain (loss) on investments .....................        7,008,176          3,220,314          17,532,900          2,500,806
                                                              -----------        -----------        ------------        -----------
  Reinvested capital gains .............................        3,906,053          3,852,133           8,147,769          6,131,999
                                                              -----------        -----------        ------------        -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       10,778,342          6,915,904          24,681,048          7,896,419
                                                              -----------        -----------        ------------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        4,228,718          3,828,208          40,104,364         35,639,746
  Transfers between funds ..............................          483,737            588,152          (7,100,256)        20,472,847
  Redemptions ..........................................       (4,259,983)       (16,253,501)         (8,346,447)       (33,323,584)
  Annual contract maintenance charge (note 2) ..........             (897)            (8,554)                 --            (20,997)
  Contingent deferred sales charges (note 2) ...........           (3,177)               (13)                 --                 --
  Adjustments to maintain reserves .....................           (1,786)            (1,802)            (16,760)            (1,550)
                                                              -----------        -----------        ------------        -----------
      Net equity transactions ..........................          446,612        (11,847,510)         24,640,901         22,766,462

  Net change in contract owners' equity ................       11,224,954         (4,931,606)         49,321,949         30,662,881
  Contract owners' equity beginning of period ..........       33,758,690         38,690,296          88,557,114         57,894,233
                                                              -----------        -----------        ------------        -----------
  Contract owners' equity end of period ................       44,983,644         33,758,690         137,879,063         88,557,114
                                                              ===========        ===========        ============        ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                        SEI500Ix                            SelGroFd
                                                             -----------------------------        ----------------------------
                                                                1997               1996              1997              1996
                                                             -----------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $   150,459            79,126                --                --
  Mortality and expense charges (note 2) ...............         (54,468)          (20,251)          (13,883)          (14,589)
  Administration charge (note 2)
      Tier I ...........................................         (10,682)           (4,799)           (5,127)           (5,044)
      Tier II ..........................................            (712)           (9,796)             (533)             (721)
      Tier III .........................................              --                --              (319)              (80)
      Tier IV ..........................................              --                --               (16)              (17)
      Tier V ...........................................         (12,513)             (802)           (2,084)           (2,372)
                                                             -----------        ----------        ----------        ----------
    Net investment activity ............................          72,084            43,478           (21,962)          (22,823)

  Proceeds from mutual fund shares sold ................       8,384,055         4,023,809           421,999           595,006
  Cost of mutual fund shares sold ......................      (6,905,964)       (3,238,353)         (373,415)         (641,612)
                                                             -----------        ----------        ----------        ----------
    Realized gain (loss) on investments ................       1,478,091           785,456            48,584           (46,606)
  Change in unrealized gain (loss) on investments ......         859,863          (107,235)           75,942           315,182
                                                             -----------        ----------        ----------        ----------
    Net gain (loss) on investments .....................       2,337,954           678,221           124,526           268,576
                                                             -----------        ----------        ----------        ----------
  Reinvested capital gains .............................         101,303            51,614           331,508           207,272
                                                             -----------        ----------        ----------        ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       2,511,341           773,313           434,072           453,025
                                                             -----------        ----------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       9,263,710         2,458,442           172,142           245,420
  Transfers between funds ..............................       5,120,331         1,885,669          (199,396)         (168,392)
  Redemptions ..........................................      (5,549,796)       (3,820,927)         (202,858)         (358,902)
  Annual contract maintenance charge (note 2) ..........              --                --              (395)             (417)
  Contingent deferred sales charges (note 2) ...........              --                --               (79)               --
  Adjustments to maintain reserves .....................             626              (988)              (18)             (253)
                                                             -----------        ----------        ----------        ----------
      Net equity transactions ..........................       8,834,871           522,196          (230,604)         (282,544)

  Net change in contract owners' equity ................      11,346,212         1,295,509           203,468           170,481
  Contract owners' equity beginning of period ..........       3,911,822         2,616,313         2,650,076         2,479,595
                                                             -----------        ----------        ----------        ----------
  Contract owners' equity end of period ................     $15,258,034         3,911,822         2,853,544         2,650,076
                                                             ===========        ==========        ==========        ==========


                                                                         StComStk                             TRIntStk
                                                               ----------------------------        ------------------------------
                                                                  1997              1996              1997                1996
                                                               ----------        ----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................              700            15,873            429,540            421,885
  Mortality and expense charges (note 2) ...............          (27,052)          (15,027)          (170,837)          (207,424)
  Administration charge (note 2)
      Tier I ...........................................          (24,346)          (13,525)           (72,216)           (82,097)
      Tier II ..........................................               --                --            (16,170)           (37,048)
      Tier III .........................................               --                --             (5,875)            (3,990)
      Tier IV ..........................................               --                --             (3,180)            (2,932)
      Tier V ...........................................               --                --            (15,793)           (16,774)
                                                               ----------        ----------        -----------        -----------
    Net investment activity ............................          (50,698)          (12,679)           145,469             71,620

  Proceeds from mutual fund shares sold ................        9,411,196           314,741         21,375,609         28,109,045
  Cost of mutual fund shares sold ......................       (8,332,762)         (259,999)       (18,182,586)       (25,136,622)
                                                               ----------        ----------        -----------        -----------
    Realized gain (loss) on investments ................        1,078,434            54,742          3,193,023          2,972,423
  Change in unrealized gain (loss) on investments ......          (44,067)          (56,531)        (3,881,061)         1,623,911
                                                               ----------        ----------        -----------        -----------
    Net gain (loss) on investments .....................        1,034,367            (1,789)          (688,038)         4,596,334
                                                               ----------        ----------        -----------        -----------
  Reinvested capital gains .............................          121,492           558,161          1,181,235            468,761
                                                               ----------        ----------        -----------        -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        1,105,161           543,693            638,666          5,136,715
                                                               ----------        ----------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        3,697,972         1,777,857         10,867,253         13,680,176
  Transfers between funds ..............................          658,529           374,549         (6,714,250)         2,973,100
  Redemptions ..........................................       (9,645,678)         (292,697)        (5,866,407)       (25,855,536)
  Annual contract maintenance charge (note 2) ..........               --                --                 --            (12,178)
  Contingent deferred sales charges (note 2) ...........               --                --                 --                 --
  Adjustments to maintain reserves .....................               93               (63)            (6,971)             3,183
                                                               ----------        ----------        -----------        -----------
      Net equity transactions ..........................       (5,289,084)        1,859,646         (1,720,375)        (9,211,255)

  Net change in contract owners' equity ................       (4,183,923)        2,403,339         (1,081,709)        (4,074,540)
  Contract owners' equity beginning of period ..........        4,183,923         1,780,584         31,295,943         35,370,483
                                                               ----------        ----------        -----------        -----------
  Contract owners' equity end of period ................               --         4,183,923         30,214,234         31,295,943
                                                               ==========        ==========        ===========        ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                         TemForFd                            TemGISmCo
                                                              ------------------------------        --------------------------
                                                                  1997              1996               1997             1996
                                                              -----------        -----------        ----------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................      $ 2,501,840          1,851,490             9,088          13,353
  Mortality and expense charges (note 2) ...............         (409,635)          (317,757)           (4,075)         (3,928)
  Administration charge (note 2)
      Tier I ...........................................         (250,509)          (208,994)           (3,668)         (3,535)
      Tier II ..........................................          (65,577)           (41,919)               --              --
      Tier III .........................................          (15,289)           (10,927)               --              --
      Tier IV ..........................................           (6,430)            (5,788)               --              --
      Tier V ...........................................           (2,329)              (138)               --              --
                                                              -----------        -----------        ----------        --------
    Net investment activity ............................        1,752,071          1,265,967             1,345           5,890

  Proceeds from mutual fund shares sold ................       15,858,573         10,763,918         1,438,698         314,361
  Cost of mutual fund shares sold ......................      (14,325,078)       (10,261,033)       (1,386,525)       (310,261)
                                                              -----------        -----------        ----------        --------
    Realized gain (loss) on investments ................        1,533,495            502,885            52,173           4,100
  Change in unrealized gain (loss) on investments ......       (5,986,071)         6,814,567            (7,129)         52,775
                                                              -----------        -----------        ----------        --------
    Net gain (loss) on investments .....................       (4,452,576)         7,317,452            45,044          56,875
                                                              -----------        -----------        ----------        --------
  Reinvested capital gains .............................        6,603,142          1,162,755            38,267          84,857
                                                              -----------        -----------        ----------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        3,902,637          9,746,174            84,656         147,622
                                                              -----------        -----------        ----------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       22,039,949         19,435,223           232,849         250,169
  Transfers between funds ..............................       (1,002,242)        (2,100,929)         (115,482)        176,387
  Redemptions ..........................................      (10,962,908)       (10,304,746)       (1,147,196)       (193,568)
  Annual contract maintenance charge (note 2) ..........               --                 --                --              --
  Contingent deferred sales charges (note 2) ...........             (201)               (10)               --              --
  Adjustments to maintain reserves .....................            1,523             (4,024)             (193)         (5,443)
                                                              -----------        -----------        ----------        --------
      Net equity transactions ..........................       10,076,121          7,025,514        (1,030,022)        227,545

  Net change in contract owners' equity ................       13,978,758         16,771,688          (945,366)        375,167
  Contract owners' equity beginning of period ..........       66,740,239         49,968,551           945,366         570,199
                                                              -----------        -----------        ----------        --------
  Contract owners' equity end of period ................      $80,718,997         66,740,239                --         945,366
                                                              ===========        ===========        ==========        ========


                                                                     ACVPBal                      ACVPCapAp
                                                              --------------------        ----------------------
                                                               1997          1996          1997            1996
                                                              ------        ------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          51            51             --             --
  Mortality and expense charges (note 2) ...............         (27)          (14)          (383)          (512)
  Administration charge (note 2)
      Tier I ...........................................         (25)          (13)          (345)          (461)
      Tier II ..........................................          --            --             --             --
      Tier III .........................................          --            --             --             --
      Tier IV ..........................................          --            --             --             --
      Tier V ...........................................          --            --             --             --
                                                              ------        ------        -------        -------
    Net investment activity ............................          (1)           24           (728)          (973)

  Proceeds from mutual fund shares sold ................          --            --         47,270         34,506
  Cost of mutual fund shares sold ......................          --            --        (47,990)       (26,357)
                                                              ------        ------        -------        -------
    Realized gain (loss) on investments ................          --            --           (720)         8,149
  Change in unrealized gain (loss) on investments ......         529           234         (3,222)       (22,116)
                                                              ------        ------        -------        -------
    Net gain (loss) on investments .....................         529           234         (3,942)       (13,967)
                                                              ------        ------        -------        -------
  Reinvested capital gains .............................         203            64          1,834         11,221
                                                              ------        ------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............         731           322         (2,836)        (3,719)
                                                              ------        ------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       2,004         2,004         32,191         34,289
  Transfers between funds ..............................          --            --        (33,826)            --
  Redemptions ..........................................          --            --         (1,115)       (33,937)
  Annual contract maintenance charge (note 2) ..........          --            --            (12)           (21)
  Contingent deferred sales charges (note 2) ...........          --            --             --             --
  Adjustments to maintain reserves .....................          --            (1)          (439)            (6)
                                                              ------        ------        -------        -------
      Net equity transactions ..........................       2,004         2,003         (3,201)           325

  Net change in contract owners' equity ................       2,735         2,325         (6,037)        (3,394)
  Contract owners' equity beginning of period ..........       4,106         1,781         84,604         87,998
                                                              ------        ------        -------        -------
  Contract owners' equity end of period ................       6,841         4,106         78,567         84,604
                                                              ======        ======        =======        =======

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     DrySRGro                      DryStkIx
                                                              -----------------------       ----------------------
                                                               1997            1996          1997            1996
                                                              ------        ---------       -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................      $   32               --           593            317
  Mortality and expense charges (note 2) ...............         (21)              --          (186)           (68)
  Administration charge (note 2)
      Tier I ...........................................         (19)              --          (167)           (62)
      Tier II ..........................................          --               --            --             --
      Tier III .........................................          --               --            --             --
      Tier IV ..........................................          --               --            --             --
      Tier V ...........................................          --               --            --             --
                                                              ------        ---------       -------        -------
    Net investment activity ............................          (8)              --           240            187

  Proceeds from mutual fund shares sold ................          --               --            21             --
  Cost of mutual fund shares sold ......................          --               --           (10)            --
                                                              ------        ---------       -------        -------
    Realized gain (loss) on investments ................          --               --            11             --
  Change in unrealized gain (loss) on investments ......         607               --         8,203          2,006
                                                              ------        ---------       -------        -------
    Net gain (loss) on investments .....................         607               --         8,214          2,006
                                                              ------        ---------       -------        -------
  Reinvested capital gains .............................         251               --         1,314            382
                                                              ------        ---------       -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............         850               --         9,768          2,575
                                                              ------        ---------       -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       5,227               --         8,847         15,048
  Transfers between funds ..............................       2,835               --            16          2,746
  Redemptions ..........................................          --               --            --             --
  Annual contract maintenance charge (note 2) ..........          --               --            --             --
  Contingent deferred sales charges (note 2) ...........          --               --            --             --
  Adjustments to maintain reserves .....................           1               --            (3)            (2)
                                                              ------        ---------       -------        -------
      Net equity transactions ..........................       8,063               --         8,860         17,792

  Net change in contract owners' equity ................       8,913               --        18,628         20,367
  Contract owners' equity beginning of period ..........          --               --        27,259          6,892
                                                              ------        ---------       -------        -------
  Contract owners' equity end of period ................      $8,913               --        45,887         27,259
                                                              ======        =========       =======        =======


                                                                     FidVIPAM                       FidVIPEI
                                                              ----------------------        -----------------------
                                                               1997           1996            1997            1996
                                                              -------        -------        --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          832            443           1,638             81
  Mortality and expense charges (note 2) ...............         (152)           (84)           (656)          (328)
  Administration charge (note 2)
      Tier I ...........................................         (137)           (76)           (591)          (296)
      Tier II ..........................................           --             --              --             --
      Tier III .........................................           --             --              --             --
      Tier IV ..........................................           --             --              --             --
      Tier V ...........................................           --             --              --             --
                                                              -------        -------        --------        -------
    Net investment activity ............................          543            283             391           (543)

  Proceeds from mutual fund shares sold ................           --             --             881          9,407
  Cost of mutual fund shares sold ......................           --             --            (609)        (7,567)
                                                              -------        -------        --------        -------
    Realized gain (loss) on investments ................           --             --             272          1,840
  Change in unrealized gain (loss) on investments ......        2,692          1,605          21,307          4,892
                                                              -------        -------        --------        -------
    Net gain (loss) on investments .....................        2,692          1,605          21,579          6,732
                                                              -------        -------        --------        -------
  Reinvested capital gains .............................        2,086            365           8,234          2,320
                                                              -------        -------        --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,321          2,253          30,204          8,509
                                                              -------        -------        --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        9,177          9,305          46,876         43,516
  Transfers between funds ..............................           95             --              67         (1,480)
  Redemptions ..........................................           --             --            (143)        (7,854)
  Annual contract maintenance charge (note 2) ..........           --             --              --             --
  Contingent deferred sales charges (note 2) ...........           --             --              --             --
  Adjustments to maintain reserves .....................           --             --             (21)             8
                                                              -------        -------        --------        -------
      Net equity transactions ..........................        9,272          9,305          46,779         34,190

  Net change in contract owners' equity ................       14,593         11,558          76,983         42,699
  Contract owners' equity beginning of period ..........       23,167         11,609          91,971         49,272
                                                              -------        -------        --------        -------
  Contract owners' equity end of period ................       37,760         23,167         168,954         91,971
                                                              =======        =======        ========        =======

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                    FidVIPGr                       FidVIPHI
                                                            ------------------------        ----------------------
                                                              1997            1996           1997            1996
                                                            ---------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................    $     565            117          1,817          1,014
  Mortality and expense charges (note 2) ...............         (540)          (297)          (173)           (75)
  Administration charge (note 2)
      Tier I ...........................................         (486)          (267)          (156)           (67)
      Tier II ..........................................           --             --             --             --
      Tier III .........................................           --             --             --             --
      Tier IV ..........................................           --             --             --             --
      Tier V ...........................................           --             --             --             --
                                                            ---------        -------        -------        -------
    Net investment activity ............................         (461)          (447)         1,488            872

  Proceeds from mutual fund shares sold ................        2,530            779             20          5,916
  Cost of mutual fund shares sold ......................       (1,696)          (541)           (17)        (5,666)
                                                            ---------        -------        -------        -------
    Realized gain (loss) on investments ................          834            238              3            250
  Change in unrealized gain (loss) on investments ......       17,902          4,310          3,589            488
                                                            ---------        -------        -------        -------
    Net gain (loss) on investments .....................       18,736          4,548          3,592            738
                                                            ---------        -------        -------        -------
  Reinvested capital gains .............................        2,531          2,957            225            198
                                                            ---------        -------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       20,806          7,058          5,305          1,808
                                                            ---------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       33,185         34,041         16,116         16,228
  Transfers between funds ..............................       (1,451)            --             --             --
  Redemptions ..........................................         (284)          (485)            --         (6,450)
  Annual contract maintenance charge (note 2) ..........           --             --             --             --
  Contingent deferred sales charges (note 2) ...........           --             --             --             --
  Adjustments to maintain reserves .....................            3              1             (2)            (2)
                                                            ---------        -------        -------        -------
      Net equity transactions ..........................       31,453         33,557         16,114          9,776

  Net change in contract owners' equity ................       52,259         40,615         21,419         11,584
  Contract owners' equity beginning of period ..........       80,978         40,363         24,013         12,429
                                                            ---------        -------        -------        -------
  Contract owners' equity end of period ................    $ 133,237         80,978         45,432         24,013
                                                            =========        =======        =======        =======


                                                                       FidVIPOv                      NSATGvtBd
                                                              ------------------------        ----------------------
                                                                1997            1996           1997            1996
                                                              --------        --------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................         1,845             741            825            681
  Mortality and expense charges (note 2) ...............          (679)           (391)           (67)           (52)
  Administration charge (note 2)
      Tier I ...........................................          (611)           (352)           (60)           (47)
      Tier II ..........................................            --              --             --             --
      Tier III .........................................            --              --             --             --
      Tier IV ..........................................            --              --             --             --
      Tier V ...........................................            --              --             --             --
                                                              --------        --------        -------        -------
    Net investment activity ............................           555              (2)           698            582

  Proceeds from mutual fund shares sold ................         1,605           7,065          2,513             --
  Cost of mutual fund shares sold ......................        (1,311)         (6,626)        (2,354)            --
                                                              --------        --------        -------        -------
    Realized gain (loss) on investments ................           294             439            159             --
  Change in unrealized gain (loss) on investments ......         2,792           7,875            270           (246)
                                                              --------        --------        -------        -------
    Net gain (loss) on investments .....................         3,086           8,314            429           (246)
                                                              --------        --------        -------        -------
  Reinvested capital gains .............................         7,326             815             --             --
                                                              --------        --------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        10,967           9,127          1,127            336
                                                              --------        --------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        37,048          41,252          3,575          3,305
  Transfers between funds ..............................         9,863          (5,162)            --             --
  Redemptions ..........................................          (581)           (296)        (2,506)            --
  Annual contract maintenance charge (note 2) ..........            --              --            (32)           (17)
  Contingent deferred sales charges (note 2) ...........            --              --             --             --
  Adjustments to maintain reserves .....................             2              (8)            (1)            (1)
                                                              --------        --------        -------        -------
      Net equity transactions ..........................        46,332          35,786          1,036          3,287

  Net change in contract owners' equity ................        57,299          44,913          2,163          3,623
  Contract owners' equity beginning of period ..........       102,297          57,384         12,618          8,995
                                                              --------        --------        -------        -------
  Contract owners' equity end of period ................       159,596         102,297         14,781         12,618
                                                              ========        ========        =======        =======

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NSATMyMkt                      NSATTotRe
                                                             -----------------------        -----------------------
                                                               1997            1996           1997           1996
                                                             --------        -------        --------        -------
Investment activity:
  Reinvested dividends .................................     $  1,378          1,371           1,290            733
  Mortality and expense charges (note 2) ...............         (135)          (138)           (444)          (179)
  Administration charge (note 2)
      Tier I ...........................................         (121)          (124)           (399)          (161)
      Tier II ..........................................           --             --              --             --
      Tier III .........................................           --             --              --             --
      Tier IV ..........................................           --             --              --             --
      Tier V ...........................................           --             --              --             --
                                                             --------        -------        --------        -------
    Net investment activity ............................        1,122          1,109             447            393

  Proceeds from mutual fund shares sold ................       37,780          2,529             374          3,134
  Cost of mutual fund shares sold ......................      (37,780)        (2,529)           (234)        (2,334)
                                                             --------        -------        --------        -------
    Realized gain (loss) on investments ................           --             --             140            800
  Change in unrealized gain (loss) on investments ......           --             --          13,515          3,998
                                                             --------        -------        --------        -------
    Net gain (loss) on investments .....................           --             --          13,655          4,798
                                                             --------        -------        --------        -------
  Reinvested capital gains .............................           --             --           4,114          1,755
                                                             --------        -------        --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        1,122          1,109          18,216          6,946
                                                             --------        -------        --------        -------

Equity transactions:
  Purchase payments received from
    contract owners ....................................        8,580         15,079          27,743         18,485
  Transfers between funds ..............................      (15,000)         2,672          36,972          1,224
  Redemptions ..........................................      (22,757)            --            (149)        (3,122)
  Annual contract maintenance charge (note 2) ..........           (5)            --              (4)            (4)
  Contingent deferred sales charges (note 2) ...........           --             --              --             --
  Adjustments to maintain reserves .....................           (7)             4              11             (1)
                                                             --------        -------        --------        -------
      Net equity transactions ..........................      (29,189)        17,755          64,573         16,582

  Net change in contract owners' equity ................      (28,067)        18,864          82,789         23,528
  Contract owners' equity beginning of period ..........       36,420         17,556          46,482         22,954
                                                             --------        -------        --------        -------
  Contract owners' equity end of period ................     $  8,353         36,420         129,271         46,482
                                                             ========        =======        ========        =======


                                                                     NBAMTGro                     NBAMTLMat
                                                              ----------------------        ---------------------
                                                                1997          1996           1997          1996
                                                              -------        -------        ------        ------
Investment activity:
  Reinvested dividends .................................           --             16           441           294
  Mortality and expense charges (note 2) ...............         (114)          (209)          (44)          (23)
  Administration charge (note 2)
      Tier I ...........................................         (103)          (188)          (40)          (21)
      Tier II ..........................................           --             --            --            --
      Tier III .........................................           --             --            --            --
      Tier IV ..........................................           --             --            --            --
      Tier V ...........................................           --             --            --            --
                                                              -------        -------        ------        ------
    Net investment activity ............................         (217)          (381)          357           250

  Proceeds from mutual fund shares sold ................          289         34,734         3,118            --
  Cost of mutual fund shares sold ......................         (224)       (30,072)       (3,150)           --
                                                              -------        -------        ------        ------
    Realized gain (loss) on investments ................           65          4,662           (32)           --
  Change in unrealized gain (loss) on investments ......        3,892         (5,353)          176           (67)
                                                              -------        -------        ------        ------
    Net gain (loss) on investments .....................        3,957           (691)          144           (67)
                                                              -------        -------        ------        ------
  Reinvested capital gains .............................        1,560          3,808            --            --
                                                              -------        -------        ------        ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,300          2,736           501           183
                                                              -------        -------        ------        ------

Equity transactions:
  Purchase payments received from
    contract owners ....................................        6,212          8,488         4,298         3,443
  Transfers between funds ..............................           --             --        (3,114)           --
  Redemptions ..........................................         (143)       (34,697)           --            --
  Annual contract maintenance charge (note 2) ..........          (10)           (19)           --            --
  Contingent deferred sales charges (note 2) ...........           --             --            --            --
  Adjustments to maintain reserves .....................            1             --            --            --
                                                              -------        -------        ------        ------
      Net equity transactions ..........................        6,060        (26,228)        1,184         3,443

  Net change in contract owners' equity ................       11,360        (23,492)        1,685         3,626
  Contract owners' equity beginning of period ..........       16,877         40,369         6,755         3,129
                                                              -------        -------        ------        ------
  Contract owners' equity end of period ................       28,237         16,877         8,440         6,755
                                                              =======        =======        ======        ======

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NBAMTPart
                                                             -----------------------
                                                               1997            1996
                                                             --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $     47             26
  Mortality and expense charges (note 2) ...............         (104)           (55)
  Administration charge (note 2)
      Tier I ...........................................          (93)           (49)
      Tier II ..........................................           --             --
      Tier III .........................................           --             --
      Tier IV ..........................................           --             --
      Tier V ...........................................           --             --
                                                             --------        -------
    Net investment activity ............................         (150)           (78)

  Proceeds from mutual fund shares sold ................          346            472
  Cost of mutual fund shares sold ......................         (161)          (327)
                                                             --------        -------
    Realized gain (loss) on investments ................          185            145
  Change in unrealized gain (loss) on investments ......        4,404          2,418
                                                             --------        -------
    Net gain (loss) on investments .....................        4,589          2,563
                                                             --------        -------
  Reinvested capital gains .............................          729            324
                                                             --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,168          2,809
                                                             --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        6,119          4,697
  Transfers between funds ..............................        3,543             --
  Redemptions ..........................................         (167)          (471)
  Annual contract maintenance charge (note 2) ..........           --             --
  Contingent deferred sales charges (note 2) ...........           --             --
  Adjustments to maintain reserves .....................           (2)            (2)
                                                             --------        -------
      Net equity transactions ..........................        9,493          4,224

  Net change in contract owners' equity ................       14,661          7,033
  Contract owners' equity beginning of period ..........       14,770          7,737
                                                             --------        -------
  Contract owners' equity end of period ................     $ 29,431         14,770
                                                             ========        =======

               See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Participants in group flexible fund contracts may be invested in any of the following funds:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional
                Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
                (AIMWein)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (only available for certain contracts issued beginning January
                   1, 1994)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund
                Institutional Class (DeDecInc)
                  (not available for contracts issued on or after August 1,
                    1993)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund - Class Y)

              The Institutional Shares of Federated GNMA Trust (FedGNMA)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (only available for certain contracts issued beginning January
                  1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (only available for certain contracts issued beginning January
                  1, 1994)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an
                affiliated investment advisor)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Neuberger & Berman Manhattan Fund (NBManhFd)

              Neuberger & Berman Partners Fund (NBPartFd)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. - Class I
                (TemGlSmCo)

         The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP) (formerly TCI Portfolios, Inc.);
                   American Century VP - American Century VP Balanced (ACVPBal)
                     (formerly TCI Portfolios - TCI Balanced)
                   American Century VP - American Century VP Capital
                     Appreciation (ACVPCapAp) (formerly TCI Portfolios -
                       TCI Growth)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II
                (Fidelity VIP);
                  Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
                  Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                  Fidelity VIP - Growth Portfolio (FidVIPGr)
                  Fidelity VIP - High Income Portfolio (FidVIPHI)
                  Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor);
                  Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                  Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                  Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                    (NBAMTLMat)
                  Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of December 31, 1997, except AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein), Fidelity OTC Portfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                Expense                             Administration
                  Tier         Assets (Millions)        Charge
                    I              Up to $10             .45%
                   II           Over $10 to $25          .40%
                   III          Over $25 to $50          .30%
                   IV          Over $50 to $150          .20%
                    V              Over $150             .15%

     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge will be determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                            ANNUAL
       TIER I (JUNE 30, 1996, SEE NOTE 2)                   UNITS          UNIT VALUE                       RETURN
       ----------------------------------                ----------       -----------                    ------------

        AIM Equity Funds, Inc. - AIM Constellation
           Fund - Institutional Class ............        1,753,409       $  2.309709      $  4,049,865       12%
        American Century: Twentieth Century
           Growth Fund ...........................       10,995,755          5.842997        64,248,163       28%
        American Century: Twentieth Century
           Select Fund ...........................           23,381          2.058976            48,141       31%
        American Century: Twentieth Century
           Ultra Fund ............................       73,545,284          2.524538       185,667,864       22%
        The Bond Fund of America(SM), Inc. .......        3,207,320          2.332586         7,481,350        8%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class           74,563          2.935219           218,859       29%
        Dreyfus S&P 500 Index Fund ...............        8,503,701          1.217658        10,354,600       22%(a)
        The Dreyfus Third Century Fund, Inc. .....        5,074,527          3.532278        17,924,640       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................          914,194          2.422617         2,214,742       24%
        The Institutional Shares of Federated
           GNMA Trust ............................          688,011          1.393241           958,565        8%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......        1,373,391          1.214470         1,667,942        6%
        Fidelity Asset Manager(TM) ...............        2,796,412          1.517270         4,242,912       21%
        Fidelity Capital & Income Fund ...........          102,795          4.654233           478,432       14%
        Fidelity Contrafund ......................       62,958,434          2.509557       157,997,779       22%
        Fidelity Equity-Income Fund ..............       21,606,856          6.900916       149,107,098       29%
        Fidelity Magellan(R) Fund ................       55,482,152          2.398961       133,099,519       25%
        The Growth Fund of America(R), Inc. ......        2,642,923          3.382686         8,940,179       26%
        The Income Fund of America(R), Inc. ......        4,752,235          2.614863        12,426,443       21%
        INVESCO Industrial Income Fund, Inc ......        7,749,404          2.102364        16,292,068       25%
        Janus Fund ...............................       22,289,770          1.948907        43,440,689       22%
        Janus Twenty Fund ........................            7,662          2.147649            16,455       28%
        MAS Funds - Fixed Income Portfolio .......        1,341,493          1.335173         1,791,125        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................          513,453          9.012670         4,627,582       22%
        MFS(R) High Income Fund - Class A ........           81,409          6.168371           502,161       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................          142,697         15.968069         2,278,596       47%
        Nationwide(R) Fund .......................        1,840,610         20.697282        38,095,624       38%
        Nationwide(R) Growth Fund ................        1,084,820          3.854877         4,181,848       25%
        Nationwide(R) Money Market Fund ..........        7,176,896          3.003821        21,558,111        4%
        Neuberger & Berman Manhattan Fund ........           39,662          3.146989           124,816       28%
        Neuberger & Berman Partners Fund .........        1,370,455          1.458745         1,999,144       28%
        Putnam Investors Fund - Class A ..........          508,161         18.110411         9,203,005       33%
        Putnam Voyager Fund - Class A ............       22,283,254          3.837109        85,503,274       25%

                                                                     (Continued)

        SEI Index Funds - S&P 500 Index Portfolio           150,050          3.905079              585,957         32%
        Seligman Growth Fund, Inc - Class A. .....           93,124         12.541848            1,167,947         17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........        7,561,237          1.843420           13,938,536          2%
        Templeton Foreign Fund - Class I .........       28,352,933          1.874393           53,144,539          6%
        American Century VP - American Century
           VP Balanced ...........................            4,531          1.509759                6,841         15%
        American Century VP - American Century
           VP Capital Appreciation ...............           50,033          1.570313               78,567         (4)%
        The Dreyfus Socially Responsible
           Growth Fund, Inc. .....................            4,478          1.990292                8,913         27%
        Dreyfus Stock Index Fund .................           21,714          2.113257               45,887         32%
        Fidelity VIP - Asset Manager Portfolio ...           25,131          1.502515               37,760         20%
        Fidelity VIP - Equity-Income Portfolio ...           90,224          1.872610              168,954         27%
        Fidelity VIP - Growth Portfolio ..........           70,171          1.898743              133,237         22%
        Fidelity VIP - High Income Portfolio .....           29,112          1.560592               45,432         17%
        Fidelity VIP - Overseas Portfolio ........          125,065          1.276107              159,596         11%
        Nationwide SAT - Government Bond Fund ....            8,433          1.752816               14,781          9%
        Nationwide SAT - Money Market Fund .......            6,361          1.313205                8,353          4%
        Nationwide SAT - Total Return Fund .......           42,827          3.018448              129,271         28%
        Neuberger & Berman AMT -
           Growth Portfolio ......................           12,306          2.294545               28,237         28%
        Neuberger & Berman AMT -
           Limited Maturity Bond Portfolio .......            7,063          1.194950                8,440          6%
        Neuberger & Berman AMT -
           Partners Portfolio ....................           13,504          2.179432               29,431         30%
                                                         ==========         =========       --------------
          Sub-Total Tier I (June 30, 1996) .......                                          $1,060,482,270
                                                                                            ==============

                                                                                                            ANNUAL
       TIER II (JUNE 30, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       -----------------------------------               ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................        3,903,936        $ 5.846396      $ 22,823,956       28%
        American Century: Twentieth Century
           Ultra Fund ............................       19,732,726           2.526007       49,845,004       22%
        The Bond Fund of America(SM), Inc. .......          844,897           2.333980        1,971,973        8%
        Davis New York Venture Fund, Inc. -
           Class A ...............................          199,664           2.233818          446,013       32%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class           15,400           2.936925           45,229       29%
        Dreyfus Cash Management - Class A ........          231,535           1.212863          280,820        5%
        Dreyfus S&P 500 Index Fund ...............        3,436,138           1.218064        4,185,436       22%(a)
        The Dreyfus Third Century Fund, Inc. .....        1,286,026           3.534332        4,545,243       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................          388,299           2.424026          941,247       24%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......          323,646           1.215186          393,290        6%
        Fidelity Asset Manager(TM) ...............          633,745           1.518153          962,122       21%
        Fidelity Capital & Income Fund ...........           36,724           4.656974          171,023       14%
        Fidelity Contrafund ......................       15,968,503           2.511017       40,097,182       22%
        Fidelity Equity-Income Fund ..............        7,169,293           6.904928       49,503,452       29%
        Fidelity Magellan(R) Fund ................       11,589,048           2.400356       27,817,841       25%
        The Growth Fund of America(R), Inc. ......          650,012           3.384653        2,200,065       26%
        The Income Fund of America(R), Inc. ......        1,325,543           2.616384        3,468,129       21%
        INVESCO Industrial Income Fund, Inc ......        1,917,268           2.103587        4,033,140       25%
        Janus Fund ...............................        5,595,764           1.950041       10,911,969       22%
        MAS Funds - Fixed Income Portfolio .......          296,496           1.335950          396,104        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................          317,319           9.017913        2,861,555       22%
        MFS(R) High Income Fund - Class A ........           25,730           6.172004          158,806       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................           19,733          15.977352          315,281       47%
        Nationwide(R) Fund .......................          509,179          20.709316       10,544,749       38%
        Nationwide(R) Growth Fund ................          357,289           3.857119        1,378,106       25%
        Nationwide(R) Money Market Fund ..........        6,441,740           3.005590       19,361,229        4%
        Putnam Investors Fund - Class A ..........          133,581          18.120944        2,420,614       33%
        Putnam Voyager Fund - Class A ............        5,930,438           3.839341       22,768,974       25%
        SEI Index Funds - S&P 500 Index Portfolio            52,580           3.907349          205,448       32%
        Seligman Growth Fund, Inc - Class A. .....           10,649          12.549144          133,636       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........        1,859,628           1.844492        3,430,069        2%
        Templeton Foreign Fund - Class I .........        7,960,130           1.875484       14,929,096        6%
                                                         ==========          =========     ------------
          Sub-Total Tier II (June 30, 1996) ......                                         $303,546,801
                                                                                           ============


                                                                     (Continued)

                                                                                                            ANNUAL
       TIER II (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       ---------------------------------------           ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................           337,408       $ 5.844955       $1,972,135       28%
        American Century: Twentieth Century
           Ultra Fund ............................         2,468,617         2.525385        6,234,208       22%
        The Bond Fund of America(SM), Inc. .......           110,244         2.333393          257,243        8%
        Delaware Group Decatur Fund, Inc.-
           Decatur Income Fund Institutional Class               262         2.936202              769       29%
        Dreyfus S&P 500 Index Fund ...............           287,240         1.218064          349,877       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           196,674         3.533462          694,940       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            62,878         2.423429          152,380       24%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            76,514         1.214882           92,955        6%
        Fidelity Asset Manager(TM) ...............            45,091         1.517779           68,438       21%
        Fidelity Capital & Income Fund ...........               386         4.655810            1,797       14%
        Fidelity Contrafund ......................         2,303,992         2.510398        5,783,937       22%
        Fidelity Equity-Income Fund ..............           617,355         6.903229        4,261,743       29%
        Fidelity Magellan(R) Fund ................         1,313,023         2.399765        3,150,947       25%
        The Growth Fund of America(R), Inc. ......            50,498         3.383820          170,876       26%
        The Income Fund of America(R), Inc. ......           129,547         2.615739          338,861       21%
        INVESCO Industrial Income Fund, Inc ......           264,870         2.103069          557,040       25%
        Janus Fund ...............................           820,870         1.949561        1,600,336       22%
        MAS Funds - Fixed Income Portfolio .......            10,073         1.335621           13,454        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            28,071         9.015691          253,079       22%
        MFS(R) High Income Fund - Class A ........             2,719         6.170461           16,777       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................             3,342        15.973419           53,383       47%
        Nationwide(R) Fund .......................            74,871        20.704221        1,550,146       38%
        Nationwide(R) Growth Fund ................            26,821         3.856169          103,426       25%
        Nationwide(R) Money Market Fund ..........           116,705         3.004839          350,680        4%
        Putnam Investors Fund - Class A ..........            10,065        18.116482          182,342       33%
        Putnam Voyager Fund - Class A ............           682,444         3.838394        2,619,489       25%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           233,087         1.844038          429,821        2%
        Templeton Foreign Fund - Class I .........         1,104,154         1.875022        2,070,313        6%
                                                          ==========       ==========      -----------
          Sub-Total Tier II (December 31, 1996) ..                                         $33,331,392
                                                                                           ===========

                                                                                                            ANNUAL
       TIER III (JUNE 30, 1996, SEE NOTE 2)                 UNITS          UNIT VALUE                       RETURN
       ------------------------------------              ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................          1,540,193       $ 5.853199       $ 9,015,056       28%
        American Century: Twentieth Century
           Ultra Fund ............................         11,990,091         2.528946        30,322,293       22%
        The Bond Fund of America(SM), Inc. .........          379,522         2.336766           886,854        8%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class              6,036         2.940341            17,748       29%
        Dreyfus S&P 500 Index Fund ...............          2,297,690         1.218878         2,800,604       22%(a)
        The Dreyfus Third Century Fund, Inc. .....            912,241         3.538445         3,227,915       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................             79,190         2.426846           192,182       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            188,738         1.216616           229,622        6%
        Fidelity Asset Manager(TM) .................          299,273         1.519919           454,871       21%
        Fidelity Capital & Income Fund ...........             22,232         4.662457           103,656       14%
        Fidelity Contrafund ......................          9,637,261         2.513939        24,227,486       22%
        Fidelity Equity-Income Fund ..............          3,057,190         6.912960        21,134,232       29%
        Fidelity Magellan(R) Fund ................          6,180,393         2.403149        14,852,405       26%
        The Growth Fund of America(R), Inc. ......            496,036         3.388591         1,680,863       26%
        The Income Fund of America(R), Inc. ......            490,571         2.619427         1,285,015       21%
        INVESCO Industrial Income Fund, Inc ......            473,406         2.106034           997,009       25%
        Janus Fund ...............................          2,423,723         1.952310         4,731,859       22%
        MAS Funds - Fixed Income Portfolio .......            248,580         1.337506           332,477        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            178,707         9.028407         1,613,440       22%
        MFS(R) High Income Fund - Class A ........              6,564         6.179271            40,561       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................             12,152        15.995935           194,383       47%
        Nationwide(R) Fund .......................            329,293        20.733404         6,827,365       39%
        Nationwide(R) Growth Fund ................             93,047         3.861607           359,311       25%
        Nationwide(R) Money Market Fund ..........            909,979         3.009129         2,738,244        4%
        Putnam Investors Fund - Class A ..........             39,280        18.142029           712,619       33%
        Putnam Voyager Fund - Class A ............          3,166,939         3.843809        12,173,109       25%
        Seligman Growth Fund, Inc - Class A ......              2,475        12.563748            31,095       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........          1,036,525         1.846640         1,914,089        2%
        Templeton Foreign Fund - Class I .........          2,623,603         1.877667         4,926,253        6%
                                                           ==========       ==========      ------------
          Sub-Total Tier III (June 30, 1996) .....                                          $148,022,616
                                                                                            ============


                                                                     (Continued)

                                                                                                            ANNUAL
       TIER III (DECEMBER 31, 1996, SEE NOTE 2)             UNITS          UNIT VALUE                       RETURN
       ----------------------------------------          ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................          105,486       $ 5.850316       $  617,126       28%
        American Century: Twentieth Century
           Ultra Fund ............................          322,005         2.527701          813,932       22%
        The Bond Fund of America(SM), Inc. .........         10,951         2.335593           25,577        8%
        Dreyfus S&P 500 Index Fund ...............           36,388         1.218878           44,353       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           20,119         3.536702           71,155       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            9,663         2.425651           23,439       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            1,612         1.216009            1,960        6%
        Fidelity Asset Manager(TM) .................         62,190         1.519171           94,477       21%
        Fidelity Capital & Income Fund ...........           39,699         4.660128          185,002       14%
        Fidelity Contrafund ......................          186,236         2.512701          467,955       22%
        Fidelity Equity-Income Fund ..............          189,228         6.909557        1,307,482       29%
        Fidelity Magellan(R) Fund ................          244,774         2.401965          587,939       26%
        The Growth Fund of America(R), Inc. ......            6,443         3.386923           21,822       26%
        The Income Fund of America(R), Inc. ......           24,783         2.618138           64,885       21%
        INVESCO Industrial Income Fund, Inc ......            5,633         2.104998           11,857       25%
        Janus Fund ...............................          174,631         1.951349          340,766       22%
        MAS Funds - Fixed Income Portfolio .......            3,162         1.336847            4,227        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................           36,452         9.023960          328,941       22%
        MFS(R) High Income Fund - Class A ........           16,908         6.176184          104,427       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................              150        15.988060            2,398       47%
        Nationwide(R) Fund .......................           16,906        20.723203          350,346       38%
        Nationwide(R) Growth Fund ................           22,824         3.859705           88,094       25%
        Nationwide(R) Money Market Fund ..........           68,201         3.007626          205,123        4%
        Putnam Investors Fund - Class A ..........            9,478        18.133095          171,865       33%
        Putnam Voyager Fund - Class A ............           95,529         3.841914          367,014       25%
        Seligman Growth Fund, Inc - Class A ......            6,424        12.557561           80,670       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           15,280         1.845731           28,203        2%
        Templeton Foreign Fund - Class I .........          147,481         1.876743          276,784        6%
                                                           ========        =========       ----------
          Sub-Total Tier III (December 31, 1996) .                                         $6,687,819
                                                                                           ==========

                                                                                                            ANNUAL
       TIER IV (JUNE 30, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       -----------------------------------                ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................           758,360       $ 5.860011       $ 4,443,998       28%
        American Century: Twentieth Century
           Select Fund ...........................         1,088,027         2.064969         2,246,742       31%
        American Century: Twentieth Century
           Ultra Fund ............................         4,964,637         2.531889        12,569,910       22%
        The Bond Fund of America(SM), Inc. .........            55,496         2.339554           129,836        8%
        Dreyfus S&P 500 Index Fund ...............         1,092,654         1.219691         1,332,700       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           428,452         3.542562         1,517,818       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            21,853         2.429669            53,096       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......           114,003         1.218047           138,861        6%
        Fidelity Asset Manager(TM) .................           538,872         1.521688           819,995       21%
        Fidelity Capital & Income Fund ...........            22,307         4.667941           104,128       14%
        Fidelity Contrafund ......................         4,750,222         2.516865        11,955,667       22%
        Fidelity Equity-Income Fund ..............         2,389,431         6.921001        16,537,254       29%
        Fidelity Magellan(R) Fund ................         3,706,622         2.405944         8,917,925       26%
        The Growth Fund of America(R), Inc. ......           170,540         3.392534           578,563       26%
        The Income Fund of America(R), Inc. ......           294,406         2.622475           772,072       21%
        INVESCO Industrial Income Fund, Inc ......           473,795         2.108484           998,989       26%
        Janus Fund ...............................         2,404,760         1.954582         4,700,301       22%
        MAS Funds - Fixed Income Portfolio .......            91,023         1.339063           121,886        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................             5,735         9.038914            51,838       22%
        MFS(R) High Income Fund - Class A ........               105         6.186539               650       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................               285        16.014540             4,564       47%
        Nationwide(R) Fund .......................           142,531        20.757521         2,958,590       39%
        Nationwide(R) Growth Fund ................           339,294         3.866100         1,311,745       25%
        Nationwide(R) Money Market Fund ..........           985,611         3.012668         2,969,319        4%
        Putnam Investors Fund - Class A ..........             4,776        18.163138            86,747       34%
        Putnam Voyager Fund - Class A ............         2,223,516         3.848283         8,556,719       25%
        Seligman Growth Fund, Inc - Class A ......               684        12.578369             8,604       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           783,958         1.848790         1,449,374        2%
        Templeton Foreign Fund - Class I .........         1,763,615         1.879853         3,315,337        6%
                                                          ==========       ==========       -----------
          Sub-Total Tier IV (June 30, 1996) ......                                          $88,653,228
                                                                                            ===========


                                                                     (Continued)

                                                                                                               ANNUAL
       TIER V (JUNE 30, 1996, SEE NOTE 2)                      UNITS          UNIT VALUE                       RETURN
       ----------------------------------                    ----------       -----------                    ------------
        AIM Equity Funds, Inc. - AIM Constellation
           Fund - Institutional Class ............            2,389,104       $ 2.318983       $ 5,540,292       13%
        American Century: Twentieth Century
           Growth Fund ...........................            6,244,941         5.866443        36,635,590       28%
        American Century: Twentieth Century
           Ultra Fund ............................           19,414,868         2.534668        49,210,245       22%
        The Bond Fund of America(SM), Inc. .........              736,645         2.342166         1,725,345        9%
        The Dreyfus Third Century Fund, Inc. .....            2,302,999         3.546449         8,167,469       29%
        Evergreen Income and Growth Fund -
           Class Y ...............................              433,149         2.432337         1,053,564       25%
        Fidelity Capital & Income Fund ...........               70,677         4.673077           330,279       14%
        Fidelity Contrafund ......................            3,990,922         2.519627        10,055,635       22%
        Fidelity Equity-Income Fund ..............            7,574,670         6.928596        52,481,828       29%
        Fidelity Growth & Income Portfolio .......            3,435,213         2.591531         8,902,461       29%
        Fidelity Magellan(R) Fund ................           16,840,881         2.408585        40,562,693       26%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            1,999,203         9.048839        18,090,466       22%
        MFS(R) High Income Fund - Class A ........              500,487         6.193345         3,099,689       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................              271,730        16.032114         4,356,406       47%
        Nationwide(R) Bond Fund ..................               51,355         2.175755           111,736        9%
        Nationwide(R) Fund .......................              721,864        20.780295        15,000,547       39%
        Nationwide(R) Growth Fund ................              658,443         3.870345         2,548,402       25%
        Nationwide(R) Money Market Fund ..........            3,131,282         3.015983         9,443,893        4%
        Neuberger & Berman Guardian Fund .........              614,486         1.601873           984,329       17%
        Putnam Investors Fund - Class A ..........            1,771,233        18.183069        32,206,452       34%
        Putnam Voyager Fund - Class A ............            1,528,999         3.852510         5,890,484       25%
        SEI Index Funds - S&P 500 Index Portfolio             3,689,771         3.920739        14,466,629       32%
        Seligman Growth Fund, Inc - Class A ......              113,689        12.592179         1,431,592       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........            4,875,751         1.850821         9,024,142        2%
        Templeton Foreign Fund - Class I .........            1,092,861         1.881918         2,056,675        6%
                                                             ==========       ==========       -----------
          Sub-Total Tier V (June 30, 1996) .......                                             333,376,843
                                                                                            ==============
            Total Contract Owners' Equity ........                                          $1,974,100,969
                                                                                            ==============




(a)  This investment option was not being utilized for the entire period.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS                                                            Page
              (a) Financial Statements:
                  (1) Financial statements included in Prospectus. (Part A):
                      Condensed Financial Information.                                                       44
                  (2) Financial statements included in Part B:
                      Those financial statements required by Item 23 to be
                      included in Part B have been incorporated therein by
                      reference to the Prospectus (Part A).
              Nationwide DC Variable Account:
                      Independent Auditors' Report.                                                          72
                      Statement of Assets, Liabilities and Contract
                      Owners' Equity as of December 31, 1997                                                 73
                      Statements of Operations and Changes in
                      Contract Owners' Equity for the years ended
                      December 31, 1997 and 1996.                                                            76
                      Notes to Financial Statements.                                                         92
              Nationwide Life Insurance Company:
                      Independent Auditors' Report.                                                          104
                      Consolidated Balance Sheets as of December
                      31, 1997 and 1996.                                                                     105
                      Consolidated Statements of Income for the
                      years ended December 31, 1997, 1996 and
                      1995.                                                                                  106
                      Consolidated Statements of Shareholder's                                               107
                      Equity for the years ended December 31, 1997, 1996 and
                      1995.
                      Consolidated Statements of Cash Flows for                                              108
                      the years ended December 31, 1997, 1996
                      and 1995.
                      Notes to Consolidated Financial Statements.                                            109




                                   128 of 161

Item 24.      (b) Exhibits


                        (1)  Resolution of the Depositor's Board of
                             Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.
                        (2)  Not Applicable
                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Attached hereto.
                        (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.
                        (5)  Variable Annuity Application - Attached hereto.
                        (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.
                        (7)  Not Applicable
                        (8)  Not Applicable
                        (9) Opinion of Counsel - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.
                       (10)  Not Applicable
                       (11)  Not Applicable
                       (12)  Not Applicable
                       (13)  Not Applicable




                                   129 of 161

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR
                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA 30339

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618






                                   130 of 161

                          NAME AND PRINCIPAL                              POSITIONS AND OFFICES

                          BUSINESS ADDRESS                                    WITH DEPOSITOR
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Dennis W. Click                              Vice President and Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH 43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH 43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215

                          Matthew S. Easley                                 Vice President -
                          One Nationwide Plaza                  Life Marketing and Administrative Services
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215


                          Joseph P. Rath
                          One Nationwide Plaza                          Vice President - Office of
                          Columbus, OH  43215                          Product and Market Compliance



                                   131 of 161

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

              * Subsidiaries for which separate financial statements are filed
              ** Subsidiaries included in the respective consolidated financial statements
              *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
              ****  other subsidiaries


                                   132 of 161

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                   (SEE ATTACHED
                                                     STATE         CHART) UNLESS
                                                       OF            OTHERWISE
               COMPANY                          OF ORGANIZATION       INDICATED           PRINCIPAL BUSINESS
         Affiliate Agency, Inc.                     Delaware                           Life Insurance Agency
         Affiliate Agency of Ohio, Inc.               Ohio                             Life Insurance Agency
         Allnations, Inc.                             Ohio                             Promotes cooperative insurance corporations
                                                                                       worldwide
         American Marine Underwriters, Inc.          Florida                           Underwriting Manager
         Auto Direkt Insurance Company               Germany                           Insurance Company
         The Beak and Wire Corporation                Ohio                             Radio Tower Joint Venture
         California Cash Management Company        California                          Inactive
         Colonial County Mutual Insurance             Texas                            Insurance Company
         Company
         Colonial Insurance Company of              Wisconsin                          Insurance Company
         Wisconsin
         Columbus Insurance Brokerage and            Germany                           Insurance Broker
         Service GMBH
         Companies Agency, Inc.                     Wisconsin                          Insurance Broker
         Companies Agency Insurance                California                          Insurance  Broker
         Services of California
         Companies Agency of Alabama, Inc.           Alabama                           Insurance Broker
         Companies Agency of Georgia, Inc.           Georgia                           Insurance Broker
         Companies Agency of Idaho, Inc.              Idaho                            Insurance Broker
         Companies Agency of Kentucky, Inc.         Kentucky                           Insurance Broker
         Companies Agency of Massachusetts,       Massachusetts                        Insurance Broker
         Inc.
         Companies Agency of New York, Inc.         New York                           Insurance Broker
         Companies Agency of Pennsylvania,        Pennsylvania                         Insurance Broker
         Inc.
         Companies Agency of Phoenix, Inc.           Arizona                           Insurance Broker
         Companies Agency of Texas, Inc.              Texas                            Local Recording Agent (P&C)
         Companies Annuity Agency of Texas,           Texas                            Group and Variable Contract Agent
         Inc.
         Cooperative Service Company                Nebraska                           Insurance Agency
         Countrywide Services Corporation           Delaware                           Products Liability, Investigative and Claims
                                                                                       Management Services

                                   133 of 161

                                                                      NO. VOTING
                                                                      SECURITIES
                                                                     (SEE ATTACHED
                                                     STATE           CHART) UNLESS
                                                       OF              OTHERWISE
                COMPANY                          OF ORGANIZATION       INDICATED           PRINCIPAL BUSINESS

         Employers Insurance of WAUSAU a            Wisconsin                          Mutual Insurance Company
         Mutual Company
     **  Employers Life Insurance Company           Wisconsin                          Life Insurance Company
         of Wausau
         F & B, Inc.                                  Iowa                             Insurance Agency
         Farmland Mutual Insurance Company            Iowa                             Mutual Insurance Company
         Financial Horizons Distributors             Alabama                           Life Insurance Agency
         Agency of Alabama, Inc.
         Financial Horizons Distributors              Ohio                             Life Insurance Agency
         Agency of Ohio, Inc.
         Financial Horizons Distributors            Oklahoma                           Life Insurance Agency
         Agency of Oklahoma, Inc.
         Financial Horizons Distributors              Texas                            Life Insurance Agency
         Agency of Texas, Inc.
      *  Financial Horizons Investment Trust      Massachusetts                        Investment Company
         Financial Horizons Securities              Oklahoma                           Broker Dealer
         Corporation
         Gates, McDonald & Company                    Ohio                             Cost Control Business
         Gates, McDonald & Company of Nevada         Nevada                            Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services
         Gates, McDonald & Company of New           New York                           Workers Compensation Claims Administration
         York, Inc.
         Gates McDonald Health Plus, Inc.             Ohio                             Managed Care Organization
         Greater La Crosse Health Plans,            Wisconsin                          Commercial Health and Medicare Supplement
         Inc.                                                                          Insurance
         Insurance Intermediaries, Inc.               Ohio                             Insurance Broker and Insurance Agency
         Irvin L. Schwartz and Associates,            Ohio                             Insurance Agency
         Inc.
         Key Health Plan, Inc.                     California                          Pre-paid Health Plans
         Landmark Financial Services of New         New York                           Life Insurance Agency
         York, Inc.
         Leben Direkt Insurance Company              Germany                           Life Insurance Company
         Lone Star General Agency, Inc.               Texas                            Insurance Agency




                                   134 of 161

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                   (SEE ATTACHED
                                                     STATE         CHART) UNLESS
                                                       OF            OTHERWISE
               COMPANY                          OF ORGANIZATION       INDICATED           PRINCIPAL BUSINESS
     **  MRM Investments, Inc.                        Ohio                             Owns and Operates a Recreational Ski Facility
     **  National Casualty Company                  Wisconsin                          Insurance Company
         National Casualty Company of             Great Britain                        Insurance Company
         America, Ltd.
     **  National Premium and Benefit               Delaware                           Insurance Administrative Services
         Administration Company
     **  Nationwide Advisory Services, Inc.           Ohio                             Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator
         Nationwide Agency, Inc.                      Ohio                             Insurance Agency
         Nationwide Agribusiness Insurance            Iowa                             Insurance Company
         Company
         Nationwide Asset Allocation Trust        Massachusetts                        Investment Company
         Nationwide Cash Management Company           Ohio                             Investment Securities Agent
         Nationwide Community Urban                   Ohio                             Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio
         Nationwide Corporation                       Ohio                             Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds,
                                                                                       and other evidences of indebtedness,
                                                                                       securities, and contracts of other
                                                                                       persons, associations, corporations,
                                                                                       domestic or foreign and to form or
                                                                                       acquire the control of other
                                                                                       corporations
         Nationwide/Dispatch LLC                      Ohio                             Engaged in related Arena development Activity
         Nationwide Financial Institution           Delaware                           Insurance Agency
         Distributors Agency, Inc.
         Nationwide Financial Services              Delaware                           Statutory Business Trust
         Capital Trust
         Nationwide Financial Services, Inc.        Delaware                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds,
                                                                                       and other evidences of indebtedness,
                                                                                       securities, and contracts of other
                                                                                       persons, associations, corporations,
                                                                                       domestic or foreign and to form or
                                                                                       acquire the control of other
                                                                                       corporations

                                   135 of 161

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                   (SEE ATTACHED
                                                     STATE         CHART) UNLESS
                                                       OF            OTHERWISE
               COMPANY                          OF ORGANIZATION       INDICATED           PRINCIPAL BUSINESS
         Nationwide General Insurance                 Ohio                             Insurance Company
         Company
         Nationwide Global Holdings, Inc.             Ohio                             Holding Company for Enterprise International
                                                                                       Operations
         Nationwide Health Plans, Inc.                Ohio                             Health Maintenance Organization
      *  Nationwide Indemnity Company                 Ohio                             Reinsurance Company
         Nationwide Insurance Enterprise              Ohio                             Membership Non-Profit Corporation
         Foundation
         Nationwide Insurance Enterprise              Ohio                             Performs shares services functions for the
         Services, Ltd.                                                                Enterprise
         Nationwide Insurance Golf                    Ohio                             Membership Non-Profit Corporation
         Charities, Inc.
         Nationwide Mutual Funds                      Ohio                             Investment Company
         Nationwide Investment Services             Oklahoma                           Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market
         Nationwide Investors Services, Inc.          Ohio                             Stock Transfer Agent
     **  Nationwide Life and Annuity                  Ohio                             Life Insurance Company
         Insurance Company
     **  Nationwide Life Insurance Company            Ohio                             Life Insurance Company
         Nationwide Lloyds                            Texas                            Texas Lloyds Company
         Nationwide  Management Systems,              Ohio                             Offers Preferred Provider Organization and
         Inc.                                                                          Other Related Products and Services
         Nationwide Mutual Fire Insurance             Ohio                             Mutual Insurance Company
         Company
         Nationwide Mutual Insurance Company          Ohio                             Mutual Insurance Company
         Nationwide Properties, Ltd.                  Ohio                             Develops, owns and operates real estate and
                                                                                       real estate investments
         Nationwide Property and Casualty             Ohio                             Insurance Company
         Insurance Company
         Nationwide Realty Investors, Ltd.            Ohio                             Develops, owns and operates real estate and
                                                                                       real estate investments
      *  Nationwide Separate Account Trust        Massachusetts                        Investment Company
         Nationwide Trust Company, FSB            United States                        Federal Savings Bank
         NEA Valuebuilder Investor                  Delaware                           Life Insurance Agency
         Services, Inc.
         NEA Valuebuilder Investor Services          Alabama                           Life Insurance Agency
         of Alabama, Inc.


                                   136 of 161

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                   (SEE ATTACHED
                                                     STATE         CHART) UNLESS
                                                       OF            OTHERWISE
               COMPANY                          OF ORGANIZATION       INDICATED           PRINCIPAL BUSINESS
         NEA Valuebuilder Investor Services          Arizona                           Life Insurance Agency
         of Arizona, Inc.
         NEA Valuebuilder Investor Services          Montana                           Life Insurance Agency
         of Montana, Inc.
         NEA Valuebuilder Investor Services          Nevada                            Life Insurance Agency
         of Nevada, Inc.
         NEA Valuebuilder Investor Services           Ohio                             Life Insurance Agency
         of Ohio, Inc.
         NEA Valuebuilder Investor Services         Oklahoma                           Life Insurance Agency
         of Oklahoma, Inc.
         NEA Valuebuilder Investor Services           Texas                            Life Insurance Agency
         of Texas, Inc.
         NEA Valuebuilder Investor Services          Wyoming                           Life Insurance Agency
         of Wyoming, Inc.
         NEA Valuebuilder Services                Massachusetts                        Life Insurance Agency
         Insurance Agency, Inc.
         Neckura General Insurance Company           Germany                           Insurance Company
         Neckura Holding Company                     Germany                           Administrative Service for Neckura Insurance
                                                                                       Group
         Neckura Insurance Company                   Germany                           Insurance Company
         Neckura Life Insurance Company              Germany                           Life Insurance Company
         NWE, Inc.                                    Ohio                             Special Investments
         PEBSCO of Massachusetts Insurance        Massachusetts                        Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees
         PEBSCO of Texas, Inc.                        Texas                            Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees
         Pension Associates of Wausau, Inc.         Wisconsin                          Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting
         Physicians Plus Insurance                  Wisconsin                          Health Maintenance Organization
         Corporation
         Prevea Health Insurance Plan, Inc.         Wisconsin                          Health Maintenance Organization
         Public Employees Benefit Services          Delaware                           Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees

                                   137 of 161

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                   (SEE ATTACHED
                                                     STATE         CHART) UNLESS
                                                       OF            OTHERWISE
               COMPANY                          OF ORGANIZATION       INDICATED           PRINCIPAL BUSINESS
         Public Employees Benefit Services           Alabama                           Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees
         Public Employees Benefit Services          Arkansas                           Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees
         Public Employees Benefit Services           Montana                           Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees
         Public Employees Benefit Services         New Mexico                          Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees
         Scottsdale Indemnity Company                 Ohio                             Insurance Company
         Scottsdale Insurance Company                 Ohio                             Insurance Company
         Scottsdale Surplus Lines Insurance          Arizona                           Excess and Surplus Lines Insurance Company
         Company
         SVM Sales GmbH, Neckura Insurance           Germany                           Sales support for Neckura Insurance Group
         Group
         TIG Countrywide Insurance Group           California                          Independent Agency Personal Lines Underwriter
         Wausau (Bermuda) Ltd.                       Bermuda                           Rent-a-captive Reinsurer
         Wausau Business Insurance Company          Wisconsin                          Insurance Company
         Wausau General Insurance Company           Illinois                           Insurance Company
         Wausau Insurance Company (U.K.)         United Kingdom                        Insurance and Reinsurance Company
         Limited
         Wausau International Underwriters         California                          Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager
     **  Wausau Preferred Health Insurance          Wisconsin                          Insurance and Reinsurance Company
         Company
         Wausau Service Corporation                 Wisconsin                          Holding Company
         Wausau Underwriters Insurance              Wisconsin                          Insurance Company
         Company



                                   138 of 161

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                   (SEE ATTACHED
                                                     STATE         CHART) UNLESS
                                                       OF            OTHERWISE
               COMPANY                          OF ORGANIZATION       INDICATED                    PRINCIPAL BUSINESS
     *  MFS Variable Account                          Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  NACo Variable Account                         Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide DC Variable Account                Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
        Nationwide DCVA II                            Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Separate Account No. 1                        Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Multi-Flex Variable                Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
        Account                                                      Account
     *  Nationwide VA Separate Account-A              Ohio           Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                     Separate Account
     *  Nationwide VA Separate Account-B              Ohio           Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                     Separate Account
     *  Nationwide VA Separate Account-C              Ohio           Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                     Separate Account
        Nationwide VA Separate Account-Q              Ohio           Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                     Sepearate Account
     *  Nationwide Variable Account                   Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-II                Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-3                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-4                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-5                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Fidelity Advisor                   Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
        Variable Account                                             Account
     *  Nationwide Variable Account-6                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
        Nationwide Variable Account-8                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-9                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide VL Separate                        Ohio           Nationwide Life and Annuity    Issuer of Life Insurance
        Account-A                                                    Separate Account               Policies




                                   139 of 161

                                                                     NO. VOTING
                                                                     SECURITIES
                                                                   (SEE ATTACHED
                                                     STATE         CHART) UNLESS
                                                       OF            OTHERWISE
               COMPANY                          OF ORGANIZATION       INDICATED                      PRINCIPAL BUSINESS
        Nationwide VL Separate                        Ohio           Nationwide Life and Annuity    Issuer of Life Insurance
        Account-B                                                    Separate Account               Policies
        Nationwide VL Separate                        Ohio           Nationwide Life and Annuity    Issuer of Life Insurance
        Account-C                                                    Separate Account               Policies
        Nationwide VL Separate Account-D              Ohio           Nationwide Life and Annuity    Issuer of Life Insurance
                                                                     Separate Account               Policies
     *  Nationwide VLI Separate Account               Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies
     *  Nationwide VLI Separate Account-2             Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies
     *  Nationwide VLI Separate Account-3             Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies
        Nationwide VLI Separate Account-4             Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies
     *  Nationwide VLI Separate Account-5             Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies





                                   140 of 161

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

ITEM 27. NUMBER OF CONTRACT OWNERS


         The number of Contract Owners of Contracts as of December 31, 1998 was 3,857.


ITEM 28. INDEMNIFICATION

         Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


Item 29. PRINCIPAL UNDERWRITER


         (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the Nationwide DC Variable Account and the NACo Variable Account.






                                   143 of 161

                 (b) NATIONWIDE INVESTMENT SERVICES CORPORATION

                             DIRECTORS AND OFFICERS


------------------------------------------------------ -----------------------------------------------------
NAME AND BUSINESS ADDRESS                              POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------------------------ -----------------------------------------------------
Joseph J. Gasper                                       Chairman of the Board
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Richard A. Karas                                       Director and Vice Chairman
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Dimon R. McFerson                                      Director, Chairman and Chief Executive Officer -
One Nationwide Plaza                                   Nationwide Insurance Enterprise
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Timothy E. Murphy                                      President
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Robert A. Oakley                                       Executive Vice President -
One Nationwide Plaza                                   Chief Financial Officer
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Robert J. Woodward, Jr.                                Executive Vice President -
One Nationwide Plaza                                   Chief Investment Officer
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Dennis W. Click                                        Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Joseph P. Rath                                         Director and Vice President - Compliance
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Barbara J. Shane                                       Vice President - Compliance Officer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Mark R. Thresher                                       Vice President and Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Gary E. Berndt                                         Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Terry C. Smetzer                                       Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Phillip C. Gath                                        Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Susan A. Wolken                                        Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------







                                   144 of 161

(c)      NAME OF              NET UNDERWRITING         COMPENSATION ON
         PRINCIPAL            DISCOUNTS AND            REDEMPTION OR                BROKERAGE
         UNDERWRITER          COMMISSIONS              ANNUITIZATION                COMMISSIONS         COMPENSATION
         Nationwide               N/A                       N/A                          N/A                N/A
         Investment
         Services
         Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH 43215


ITEM 31. MANAGEMENT SERVICES

         Not Applicable

ITEM 32. UNDERTAKINGS

         The Registrant hereby undertakes to:

         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

         The Depositor hereby represents:

         (a) That the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.



                                   145 of 161

                                   Offered by
                        Nationwide Life Insurance Company




                        NATIONWIDE LIFE INSURANCE COMPANY



                    Group Flexible Fund Retirement Contracts




                                   PROSPECTUS





                                   May 1, 1999





                                   146 of 161

                        NATIONWIDE LIFE INSURANCE COMPANY
                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                ISSUED THROUGH THE NATIONWIDE DC VARIABLE ACCOUNT
         (Supplement Dated May 1, 1999 to Prospectus Dated May 1, 1999)


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE KEPT FOR FUTURE REFERENCE. THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE ("TAX-SHELTERED ANNUITY CONTRACTS").

1. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by including the following underlying mutual fund options available only for Tax-Sheltered Annuity Contracts.
                                           SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
         Maximum Contingent Deferred Sales Charge.........................................................      5%
         (as a percentage of purchase payments)
ANNUAL CONTRACT MAINTENANCE CHARGE(1)..................................................................... $   15
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
         Mortality and Expense Risk Fee...................................................................   0.50%
         Administration Charge............................................................................   0.45%
         Total Variable Account Annual Expenses...........................................................   0.95%

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(2)
(as a percentage of underlying mutual fund average net assets)

                                                               ---------------- -------------- ------------------------
                                                               Management Fees      Other         Total Underlying
                                                                                  Expenses      Mutual Fund Expenses
-------------------------------------------------------------- ---------------- -------------- ------------------------
American  Century  Variable   Portfolios,   Inc.  -  American       1.00%           0.00%               1.00%
Century VP Balanced
-------------------------------------------------------------- ---------------- -------------- ------------------------
American  Century  Variable   Portfolios,   Inc.  -  American       1.00%           0.00%               1.00%
Century VP Capital Appreciation
-------------------------------------------------------------- ---------------- -------------- ------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                      0.75%           0.01%               0.76%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Dreyfus Stock Index Fund                                            0.25%           0.03%               0.28%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Fidelity VIP Equity Income Portfolio(4)                             0.50%           0.07%               0.57%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Fidelity VIP Growth Portfolio(4)                                    0.60%           0.07%               0.67%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Fidelity VIP High Income Portfolio(3)                               0.59%           0.12%               0.71%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Fidelity VIP Overseas Portfolio(4)                                  0.75%           0.15%               0.90%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Fidelity VIP II Asset Manager Portfolio(4)                          0.55%           0.09%               0.64%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Neuberger Berman AMT Growth Portfolio                               0.83%           0.07%               0.90%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Neuberger Berman AMT Limited Maturity Bond Portfolio                0.65%           0.12%               0.77%
-------------------------------------------------------------- ---------------- -------------- ------------------------
Neuberger Berman AMT Partners Portfolio                             0.80%           0.06%               0.86%
-------------------------------------------------------------- ---------------- -------------- ------------------------
NSAT Capital Appreciation Fund                                      0.60%           0.09%               0.69%
-------------------------------------------------------------- ---------------- -------------- ------------------------
NSAT Government Bond Fund                                           0.50%           0.08%               0.58%
-------------------------------------------------------------- ---------------- -------------- ------------------------
NSAT Money Market Fund                                              0.40%           0.08%               0.48%
-------------------------------------------------------------- ---------------- -------------- ------------------------
NSAT Total Return Fund                                              0.60%           0.07%               0.67%
-------------------------------------------------------------- ---------------- -------------- ------------------------

1 The Annual Contract Maintenance Charge will also be assessed on the date that amounts held with respect to a participant are fully withdrawn from the contract.

2 The underlying mutual fund expenses shown above are assessed at the underlying mutual fund level and are not direct charges against variable account assets or reductions from contract values. These underlying mutual fund expenses are taken into consideration in computing each underlying mutual fund's net asset value, which is the share price used to calculate the variable account's unit value. None of the above underlying mutual fund options are subject to 12b-1 fees.

3 The Fidelity VIP High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

4 The investment advisers for the indicated underlying mutual funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.50% and 0.08% for Fidelity VIP Equity Income Portfolio, 0.60% and 0.09% for Fidelity VIP Growth Portfolio, 0.75% and 0.17% for Fidelity VIP Overseas Portfolio, 0.55% and 0.10% for Fidelity VIP II Asset Manager Portfolio.



                                   147 of 161

                                     EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your Contract If you do not surrender your If you annuitize your contract
                               at the end of the applicable   Contract at the end of the     at the end of the applicable
                                       time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century Variable         71    114    159      285     21     64    109      235     21     64    109      235
Portfolios, Inc. - American
Century VP Balanced
--------------------------------------------------------------------------------------------------------------------------
American Century Variable         71    114    159      285     21     64    109      235     21     64    109      235
Portfolios, Inc. - American
Century VP Capital
Appreciation
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially responsible      68    106    146      259     18     56     96      209     18     56     96      209
Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfux Stock Index Fund          63     91    120      204     13     41     70      154     13     41     70      154
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income        66    100    136      238     16     50     86      188     16     50     86      188
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio     67    103    141      249     17     53     91      199     17     53     91      199
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income          68    104    144      253     18     54     94      203     18     54     91      203
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas             70    110    154      274     20     64    104      224     20     60    104      224
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset             67    102    140      245     17     52     90      195     17     52     90      195
Manager Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth       70    110    154      274     20     60    104      224     20     60    104      224
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited      68    106    147      260     18     56     97      210     18     56     97      210
Maturity Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT              69    109    152      270     19     59    102      220     19     59    102      220
Partners Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT - Capital Appreciation       67    104    142      251     17     54     92      201     17     54     92      201
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond              66    100    137      239     16     50     87      189     16     50     87      189
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund           65     97    131      227     15     47     81      177     15     47     81      177
--------------------------------------------------------------------------------------------------------------------------
NSAT - Total Return Fund          67    103    141      249     17     53     91      199     17     53     91      199
--------------------------------------------------------------------------------------------------------------------------

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The purpose of the Summary of Contract Expenses and Example is to assist the participant in understanding the various costs and expenses that a participant will bear directly or indirectly when investing in the contract. The table reflects expenses of the variable account as well as the underlying mutual fund investment options. For a more detailed explanation of these expenses, see "Variable Account Charges and Other Deductions" in the prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the contract is sold (see "Premium Taxes" in the prospectus).



                                   148 of 161

2. The section entitled "CONDENSED FINANCIAL INFORMATION" in the prospectus is amended by adding the following information about the underlying mutual fund options available for Tax-Sheltered Annuity Contracts.

                         CONDENSED FINANCIAL INFORMATION
 Accumulation unit values (for an accumulation unit outstanding throughout the period)

                               ACCUMULATION           ACCUMULATION              NUMBER OF
                                UNIT VALUE             UNIT VALUE           ACCUMULATION UNITS
                               AT BEGINNING              AT END             OUTSTANDING AT THE
          FUND                  OF PERIOD               OF PERIOD           END OF THE PERIOD              YEAR
========================= ======================= ====================== ========================= =====================
 American Century                1.316124               1.509759                      4,531                1997
                          ----------------------- ---------------------- ------------------------- ---------------------
 Variable Portfolios,            1.184177               1.316124                      3,120                1996
                          ----------------------- ---------------------- ------------------------- ---------------------
 Inc. - American                 0.986992               1.184177                      1,504                1995
                          ----------------------- ---------------------- ------------------------- ---------------------
 Century VP                      1.000000               0.986992                          0                1994
                          ----------------------- ---------------------- ------------------------- ---------------------
 Balanced
========================= ======================= ====================== ========================= =====================
 American Century                1.638699               1.570313                     50,033                1997
                          ----------------------- ---------------------- ------------------------- ---------------------
 Variable Portfolios             1.729155               1.638699                     51,629                1996
                          ----------------------- ---------------------- ------------------------- ---------------------
 Inc. - American                 1.331537               1.729155                     50,891                1995
                          ----------------------- ---------------------- ------------------------- ---------------------
 Century VP                      1.360119               1.331537                     38,898                1994
                          ----------------------- ---------------------- ------------------------- ---------------------
 Capital                         1.244720               1.360119                     33,128                1993
                          ----------------------- ---------------------- ------------------------- ---------------------
 Appreciation                    1.273681               1.244720                     21,051                1992
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 0.906306               1.273681                     10,348                1991
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 1.000000               0.906306                      4,711                1990
                          ----------------------- ---------------------- ------------------------- ---------------------

========================= ======================= ====================== ========================= =====================
 Dreyfus Stock                   1.604580               2.113257                     21,714                1997
                          ----------------------- ---------------------- ------------------------- ---------------------
 Index Fund                      1.322035               1.604580                     16,988                1996
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 0.975745               1.322035                      5,213                1995
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 1.000000               0.975745                        782                1994
                          ----------------------- ---------------------- ------------------------- ---------------------

========================= ======================= ====================== ========================= =====================
 Dreyfus Socially                1.564429               1.990292                      4,478                1997
                          ----------------------- ---------------------- ------------------------- ---------------------
 Responsible                     1.302837               1.564429                          0                1996
                          ----------------------- ---------------------- ------------------------- ---------------------
 Growth Fund                     0.977428               1.302837                          0                1995
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 1.000000               0.977428                          0                1994
                          ----------------------- ---------------------- ------------------------- ---------------------

========================= ======================= ====================== ========================= =====================
 Fidelity VIP                    1.552351               1.898743                     70,171                1997
                          ----------------------- ---------------------- ------------------------- ---------------------
 Growth Portfolio                1.366323               1.552351                     52,165                1996
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 1.018963               1.366323                     29,541                1995
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 1.000000               1.018963                      7,026                1994
                          ----------------------- ---------------------- ------------------------- ---------------------

========================= ======================= ====================== ========================= =====================
 Fidelity VIP                    1.475687               1.872610                     90,224                1997
                          ----------------------- ---------------------- ------------------------- ---------------------
 Equity Income                   1.303642               1.475687                     62,324                1996
                          ----------------------- ---------------------- ------------------------- ---------------------
 Portfolio                       0.974175               1.303642                     37,796                1995
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 1.000000               0.974175                      5,699                1994
                          ----------------------- ---------------------- ------------------------- ---------------------

========================= ======================= ====================== ========================= =====================
 Fidelity VIP                    1.338939               1.560592                     29,112                1997
                          ----------------------- ---------------------- ------------------------- ---------------------
 High Income                     1.185437               1.338939                     17,934                1996
                          ----------------------- ---------------------- ------------------------- ---------------------
 Portfolio                       0.992271               1.185437                     10,485                1995
                          ----------------------- ---------------------- ------------------------- ---------------------
                                 1.000000               0.992271                      1,484                1994
                          ----------------------- ---------------------- ------------------------- ---------------------

========================= ======================= ====================== ========================= =====================



                                   149 of 161

                              ACCUMULATION            ACCUMULATION              NUMBER OF
                              UNIT VALUEAT             UNIT VALUE             ACCUM. UNITS
                                BEGINNING                AT END          OUTSTANDING AT THE END
          FUND                  OF PERIOD              OF PERIOD              OF THE PERIOD               YEAR
 ======================== ====================== ======================= ======================== ======================
 Fidelity VIP                   1.154842                1.276107                   125,065                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Overseas Portfolio             1.029809                1.154842                    88,581                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
                                0.947883                1.029809                    55,723                1995
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.000000                0.947883                    10,984                1994
                          ---------------------- ----------------------- ------------------------ ----------------------

 ======================== ====================== ======================= ======================== ======================
 Fidelity VIP II                1.257222                1.502515                    25,131                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Asset Manager                  1.107535                1.257222                    18,427                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
 Portfolio                      0.955979                1.107535                    10,482                1995
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.000000                0.955979                     2,037                1994
                          ---------------------- ----------------------- ------------------------ ----------------------

 ======================== ====================== ======================= ======================== ======================

 Neuberger                      1.795607                2.294545                    12,306                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Berman AMT                     1.661013                1.795607                     9,399                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
 Growth Portfolio               1.272940                1.661013                    24,304                1995
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.352530                1.272940                    17,238                1994
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.278609                1.352530                    12,520                1993
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.178398                1.278609                     8,757                1992
                          ---------------------- ----------------------- ------------------------ ----------------------
                                0.917001                1.178398                     4,358                1991
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.000000                0.917001                         0                1990
                          ---------------------- ----------------------- ------------------------ ----------------------

 ======================== ====================== ======================= ======================== ======================
 Neuberger                      1.130160                1.194950                     7,063                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Berman AMT                     1.093904                1.130160                     5,977                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
 Limited Maturity               0.995462                1.093904                     2,860                1995
                          ---------------------- ----------------------- ------------------------ ----------------------
 Bond Portfolio                 1.000000                0.995462                       597                1994
                          ---------------------- ----------------------- ------------------------ ----------------------

 ======================== ====================== ======================= ======================== ======================
 Neuberger                      1.676351                2.179432                    13,504                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Berman AMT                     1.306186                1.676351                     8,811                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
 Partners Portfolio             0.966223                1.306186                     5,923                1995
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.000000                0.966223                     3,237                1994
                          ---------------------- ----------------------- ------------------------ ----------------------


 ======================== ====================== ======================= ======================== ======================
 NSAT Government                1.613565                1.752816                     8,433                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Bond Fund                      1.574158                1.613565                     7,820                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.338281                1.574158                     5,714                1995
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.396125                1.338281                       971                1994
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.286974                1.396125                       632                1993
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.204500                1.286974                     1,660                1992
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.041986                1.204500                       527                1991
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.000000                1.041986                         0                1990
                          ---------------------- ----------------------- ------------------------ ----------------------

 ======================== ====================== ======================= ======================== ======================
 NSAT Capital                   1.509879                2.011485                         0                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Appreciation Fund              1.208468                1.509879                         0                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.000000                1.208468                         0                1995
                          ---------------------- ----------------------- ------------------------ ----------------------

 ======================== ====================== ======================= ======================== ======================




                                   150 of 161

                              ACCUMULATION            ACCUMULATION              NUMBER OF
                               UNIT VALUE              UNIT VALUE             ACCUM. UNITS
                              AT BEGINNING               AT END          OUTSTANDING AT THE END
          FUND                  OF PERIOD              OF PERIOD              OF THE PERIOD               YEAR
 ======================== ====================== ======================= ======================== ======================
 NSAT Money                     1.259556                1.313205                     6,361                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Market Fund                    1.209790                1.259556                    28,915                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.155984                1.209790                    14,512                1995
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.123427                1.155984                     2,543                1994
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.103814                1.123427                         0                1993
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.077714                1.103814                         0                1992
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.028111                1.077714                         0                1991
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.000000                1.028111                         0                1990
                          ---------------------- ----------------------- ------------------------ ----------------------

 ======================== ====================== ======================= ======================== ======================
 NSAT Total                     2.354356                3.018448                    42,827                1997
                          ---------------------- ----------------------- ------------------------ ----------------------
 Return Fund                    1.950853                2.354356                    19,743                1996
                          ---------------------- ----------------------- ------------------------ ----------------------
 (formerly                      1.525590                1.950853                    11,766                1995
                          ---------------------- ----------------------- ------------------------ ----------------------
 "Common                        1.523742                1.525590                     3,996                1994
                          ---------------------- ----------------------- ------------------------ ----------------------
 Stock Fund")                   1.386859                1.523742                       845                1993
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.294230                1.386859                       500                1992
                          ---------------------- ----------------------- ------------------------ ----------------------
                                0.943464                1.294230                        69                1991
                          ---------------------- ----------------------- ------------------------ ----------------------
                                1.000000                0.943464                         0                1990
                          ---------------------- ----------------------- ------------------------ ----------------------

 ======================== ====================== ======================= ======================== ======================




                                   151 of 161

3. The section titled "Advertising and Sub-Account Performance Summary" is amended to add the following information:

STANDARDIZED AVERAGE TOTAL ANNUAL RETURN

The following funds are in conjunction with Contracts issued pursuant to Section 403(b) of the Code ("Tax-Sheltered Annuity Contracts"):

-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
                                                                                                                10 YEARS
                                                                                                              OR DATE FUND
                                                                                                              AVAILABLE IN
                                                                                                                VARIABLE
                                                            YEAR ENDED          3 YEARS          5 YEARS       ACCOUNT TO
                    SERIES OPTIONS                           12/31/97         TO 12/31/97      TO 12/31/97      12/31/97
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
American Century Variable  Portfolios,  Inc. - American       8.21%             12.62%            8.14%           9.54%
Century VP Balanced
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
American Century Variable  Portfolios,  Inc. - American      -10.39%             2.80%            2.54%           6.30%
Century VP Capital Appreciation
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Dreyfus Socially Responsible Growth Fund, Inc.                20.72%            24.49%             NA            19.42%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Dreyfus Stock Index Fund                                      25.20%            27.18%           16.76%          14.53%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity Overseas Portfolio                                   4.00%              7.61%           11.24%           7.19%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity VIP Equity Income Portfolio                          20.40%            22.02%           17.31%          14.53%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity VIP Growth Portfolio                                 15.81%            20.72%           15.12%          15.05%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity VIP High Income Portfolio                            10.05%            13.72%           10.96%          10.43%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity VIP II  Asset Manager Portfolio                      13.01%            13.66%            9.91%          11.53%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Neuberger Berman AMT Growth Portfolio                         21.29%            19.29%           10.36%          12.72%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Neuberger Berman AMT Limited Maturity Bond                    -0.77%             3.33%            2.31%           4.54%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Neuberger Berman AMT Partners Portfolio                       23.51%            28.99%             NA            25.29%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
NSAT Capital Appreciation Fund                                26.72%            26.36%           15.93%          16.60%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
NSAT Government Bond Fund                                      2.13%             6.61%            4.15%           6.86%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
NSAT Money Market Fund                                        -2.24%             1.29%            1.14%          2.97%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
NSAT Total Return Fund                                        21.71%            23.23%           14.98%          13.38%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The following funds are in conjunction with Contracts issued pursuant to Section 403(b) of the Code ("Tax-Sheltered Annuity Contracts"):

(The total return figures shown below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable Contingent Deferred Sales Charge)

-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
                                                            YEAR ENDED          3 YEARS          5 YEARS        10 YEARS
                    SERIES OPTIONS                           12/31/97         TO 12/31/97      TO 12/31/97    TO 12/31/97 OR
                                                                                                               LIFE OF FUND
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
American Century Variable  Portfolios,  Inc. - American       14.71%            15.22%           10.21%          9.98%
Century VP Balanced
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
American Century Variable  Portfolios,  Inc. - American       -4.17%             5.65%            4.75%          7.66%
Century VP Capital Appreciation
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Dreyfus Socially Responsible Growth Fund, Inc.                27.22%            26.75%             NA            20.09%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Dreyfus Stock Index Fund                                      31.70%            29.38%           18.57%          14.75%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity Overseas Portfolio                                   10.50%            10.42%           13.02%          8.58%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity VIP Equity Income Portfolio                          26.90%            24.34%           19.01%          15.65%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------




                                   152 of 161

-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
                                                                                                                10 YEARS
                                                                                                              TO 12/31/97
                                                            YEAR ENDED          3 YEARS          5 YEARS       OR LIFE OF
                    SERIES OPTIONS                           12/31/97         TO 12/31/97      TO 12/31/97        FUND
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity VIP Growth Portfolio                                 22.31%            23.06%           16.89%          16.09%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity VIP High Income Portfolio                            16.55%            16.29%           12.86%          11.74%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Fidelity VIP II Asset Manager Portfolio                       19.51%            16.27%           11.88%          11.80%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Neuberger Berman AMT Growth Portfolio                         27.79%            21.70%           12.40%          13.80%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Neuberger Berman AMT Limited Maturity Bond                     5.73%             6.28%            4.63%           6.05%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
Neuberger Berman AMT Partners Portfolio                       30.01%            31.15%             NA            26.06%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
NSAT Capital Appreciation Fund                                33.22%            28.62%           17.79%          17.04%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
NSAT Government Bond Fund                                      8.63%             9.41%            6.37%          8.22%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
NSAT Money Market Fund                                         4.26%             4.34%            3.53%          4.61%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------
NSAT Total Return Fund                                        28.21%            25.54%           16.83%          14.54%
-------------------------------------------------------- ----------------- ------------------ -------------- ---------------


4. The section entitled "PARTICIPANT ACCOUNT MAINTENANCE CHARGE" in the prospectus is amended by adding the following paragraph:


     For Tax-Sheltered Annuity Contracts, Nationwide will make a maximum charge of $15 per participant per year to reimburse Nationwide for certain administrative expenses relating to the maintenance of individual participant records and the mailing of periodic statements to participants. The Contract Maintenance Charges, which are guaranteed never to increase, are designed only to help Nationwide offset such administrative expenses, and such charges will not exceed Nationwide's actual administration expenses under the contracts.

5. The section entitled "SYNOPSIS OF THE CONTRACTS" in the prospectus is amended by adding the following new section:

     PARTICIPANT RIGHTS UNDER TAX-SHELTERED ANNUITY CONTRACTS

         Participant rights under the contract are set forth in the plan, if any, and are described more fully in the Certificate of Participation issued to each participant by Nationwide. The Certificate describes the rights and benefits to which the participant is entitled under the contract. The term contract owner, as used throughout the contract, refers to the purchaser and the holder of the contract. However, the contract owner's rights are limited by the plan, if any, the Internal Revenue Code and applicable regulations. Participant accounts held under the contract shall be non-forfeitable at all times. No amounts payable under the contract with respect to a participant may be sold, assigned, discounted, or pledged as collateral for a loan or as a security for the performance of an obligation or for any other purpose to any person other than Nationwide. In addition, to the extent permitted by law, no such sum shall in any way be subject to legal process requiring the payment of any claim against the payee. Nationwide will accept direction only from the participant except as otherwise specifically provided in the plan, if any. Nationwide shall be entitled to rely on any action taken or omitted by the participant, pursuant to the terms of the contract.

6. The section entitled "CONTRACT SUSPENSION AND TERMINATION" in the prospectus is amended by deleting the last sentence of that section.

7. The section entitled "APPLICATION OF PURCHASE PAYMENTS" in the prospectus is amended by adding the following paragraph at the end:

                                   153 of 161

         With respect to Tax-Sheltered Annuity Contracts, purchase payments for each participant may not exceed the contract's allowable portion of the lesser of the maximum exclusion allowance under Internal Revenue Code Section 403(b), or the elective deferral limits set forth in Internal Revenue Code Section 402(g), except for amounts eligible for rollover, transfer or exchange treatment under the Internal Revenue Code. In no event may the purchase payments exceed the limits described in Internal Revenue Code Section 415. The amount of the purchase payments and earnings thereon in excess of the limits set forth in Internal Revenue Code Section 402(g) ("excess deferrals") shall be returned in accordance with that section to the participant upon written request, without application of the Contingent Deferred Sales Charge, if any, and in accordance with the plan, if any. Nationwide may change the required minimum annual purchase payment to any amount which does not violate the applicable provisions of the Internal Revenue Code.

8. The section entitled "REDEMPTION OF PARTICIPANT ACCOUNTS" in the prospectus is amended by adding the following paragraph at the end:

     With respect to Tax-Sheltered Annuity Contracts, Section 403(b)(11) of the Internal Revenue Code prohibits redemptions of purchase payments made pursuant to a salary reduction agreement (within the meaning of 402(g)(3)(C) of the Internal Revenue Code) before the person reaches age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)), or faces a financial hardship as defined by the plan, or, if no plan is specified, as used in Section 403(b)(11)(B) of the Internal Revenue Code and applicable regulations. This prohibition applies to purchase payments made in years beginning after December 31, 1988, to earnings on those purchase payments, and to earnings on amounts held as of December 31, 1988. Hardship redemptions are limited to the amount of purchase payments attributable to participant elective contributions and earnings on purchase payments held as of December 31, 1988, and may be subject to a 10% tax penalty. The value of contracts issued pursuant to Section 403(b) may be transferred to other contracts of other carriers. However, the exchange, under Section 1035 of the Internal Revenue Code, of a contract which had an accumulated value prior to January 1, 1989, for a new contract may subject the pre-1989 value to the limits of
     Section 403(b)(11). Nationwide issues this contract in reliance upon, and in compliance with, a Securities and Exchange Commission industry-wide no-action letter (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Section 403(b)(11).

9. The section entitled "RETIREMENT PERIOD" in the prospectus is amended by Including the following section:

     REQUIRED DISTRIBUTION FOR TAX-SHELTERED ANNUITY CONTRACTS

     The entire interest of a participant under a contract issued pursuant to Internal Revenue Code Section 403(b) accruing after December 31, 1986, will, notwithstanding anything else contained herein, be distributed to the participant under the Optional Retirement Income Form selected over-

          A. the life of the participant or the lives of the participant and the participant's designated beneficiary; or

          B. a period not extending beyond the life expectancy of the participant or the life expectancy of the participant and the participant's designated beneficiary.

     If the participant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence no later than the first day of April following the calendar year In which the participant attains age 70 1/2 (the Required Beginning Date).



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     In the case of a governmental plan or church plan (as defined in Internal
     Revenue Code Section 89(i)(4)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the participant retires. Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the participant by the life expectancy of the participant, or the joint and last survivor expectancy of the participant and the participant's designated beneficiary (whichever is applicable). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

     All Optional Retirement Income Forms described in the prospectus must comply with the minimum Distribution and incidental death benefit provision of Internal Revenue Code Section 401(a)(9) and applicable regulations.

10. The section entitled " PARTICIPANT DEATH BEFORE RETIREMENT" in the prospectus is deleted in its entirety and replaced with the following:

     DEATH BENEFIT BEFORE RETIREMENT
     If the participant dies before his or her retirement income commences, generally the entire participant account value must be distributed within five years after the participant's death. There are two exceptions: (1) if payments are to be made to the participant's designated beneficiary and the distributions begin within one year of the participant's death, payments may be extended over the life (or a period not exceeding the life expectancy) of the beneficiary; and (2) if the beneficiary is the surviving spouse and the distributions begin by the time the participant would have reached age 70 1/2, payments may be made over the life (or a period not exceeding life expectancy) of the surviving spouse.

11. References throughout the Prospectus to the "GROUP FIXED FUND RETIREMENT CONTRACT" are hereby changed to "GROUP FIXED TAX DEFERRED ANNUITY CONTRACT."

12. "Appendix A: Objectives for Underlying Mutual Funds" in the prospectus is amended in its entirety by the following underlying mutual funds. These underlying mutual funds are available only to serve as the underlying investment for variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies which may or may not be affiliated. A full description of the underlying mutual funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the prospectuses of the underlying mutual funds, which should be read in conjunction with this prospectus before investing.

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     American Century Variable Products, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

         -AMERICAN CENTURY VP BALANCED

         Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.




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         -AMERICAN CENTURY VP CAPITAL APPRECIATION

         Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

         The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective

     DREYFUS STOCK INDEX FUND, INC.

     The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.

         Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment adviser and provides day-to-day management of the Fund's portfolio.

         Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND ("VIP")

     The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

         -VIP EQUITY-INCOME PORTFOLIO

         Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         -VIP GROWTH PORTFOLIO

         Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in



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         securities such as investment-grade bonds, high quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

         -VIP HIGH INCOME PORTFOLIO

         Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed income securities, while also considering growth capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

         * at least 65% in income-producing debt securities and preferred stocks, including convertible securities

         * up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

         Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

         -VIP OVERSEAS PORTFOLIO

         Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economics outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

         -VIP II ASSET MANAGER PORTFOLIO

         Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

NATIONWIDE SEPARATE ACCOUNT TRUST (NSAT)

Nationwide Separate Account Trust (NSAT) is a diversified and open-end management investment company created under the laws of Massachusetts. The NSAT offers shares in the four separate mutual funds listed below, each with its own investment objectives. Currently, shares of the NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the NSAT are managed by Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-CAPITAL APPRECIATION FUND

         Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

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         -GOVERNMENT BOND FUND

         Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

         -MONEY MARKET FUND

         Investment Objective: To seek as high a level of income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

         -TOTAL RETURN FUND

         Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with a certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.

         -AMT GROWTH PORTFOLIO

         Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

         -AMT LIMITED MATURITY BOND PORTFOLIO

         Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

         -AMT PARTNERS PORTFOLIO
         Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

13. The section entitled "FEDERAL TAX CONSIDERATIONS" in the prospectus is amended by adding the following paragraphs at the end:

     Recent changes to the Internal Revenue Code permit the rollover of most distributions from qualified plans to other qualified plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most distributions from Tax Sheltered


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     Annuities may be rolled over to other Tax Sheltered Annuities, Individual
     Retirement Accounts or Individual Retirement Annuities. Distributions which may not be rolled over are those which are:

         1. one of series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more; and

         2. a required minimum distribution

     Any distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to a Qualified Plan, Individual Retirement Account, or Individual Retirement Annuity.

You should consult your financial or tax consultant to discuss in detail your particular tax situation and the use of the contracts.




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    INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT SCHEDULES




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide DC Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998, included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.




                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 30, 1998



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                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE DC VARIABLE ACCOUNT, and the Depositor, Nationwide Life Insurance Company have caused this Post-Effective Amendment to be signed on their behalf in the City of Columbus, and State of Ohio, on this 25th day of February, 1999.


                                 NATIONWIDE DC VARIABLE ACCOUNT
                 ---------------------------------------------------------------
                                        (Registrant)
                               NATIONWIDE LIFE INSURANCE COMPANY
                 ---------------------------------------------------------------
                                         (Depositor)

                                      By/s/JOSEPH P. RATH
                 ---------------------------------------------------------------
                                       Joseph P. Rath
                   Vice President- Office Of Product and Market Compliance


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 25th day of February, 1999.


              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
---------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
---------------------------------------
A. I. Bell

KEITH W. ECKEL                                         Director
---------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
---------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
---------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                              Director
---------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------          Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                            Chairman and Chief Executive
---------------------------------------      Officer Nationwide Insurance
Dimon R. McFerson                              Enterprise and Director


DAVID O. MILLER                               Chairman of the Board and
---------------------------------------                Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
---------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                           Executive Vice President - Chief
---------------------------------------           Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                     Director
---------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                        By /s/ JOSEPH P. RATH
---------------------------------------                                         -------------------------------------
Arden L. Shisler                                                                           Joseph P. Rath
                                                                                          Attorney-in-Fact
ROBERT L. STEWART                                      Director
---------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
---------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                        Director
---------------------------------------
Harold W. Weihl



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